UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Multifactor ETFs

Semiannual report 10/31/17

A message to shareholders

Dear shareholder,

Wherever stock investors look today, the markets seem to exhibit undiminished strength, as evidenced by the fact that the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ Composite Index reached and then surpassed all-time highs several times during the period. Economic and corporate data has continued to underpin investor optimism. Corporate earnings have generally been solid, with a weaker dollar helping to boost results for U.S.-based multinationals.

While stock markets continue their rise, investors have reason to be vigilant. U.S. stocks haven't experienced a drop of 10% in more than 21 months, and 16 months have passed since the last 5% pullback. This degree of calm in a rising market is rare, and history suggests stormier market conditions could be brewing. As the bull market advances, many stocks are moving deeper into overvalued territory, suggesting that market leaders could be vulnerable to any setbacks.

Given the risks of overvaluation, investors would do well to consider their options for diversification. Maintaining a diversified portfolio of stocks, bonds, and alternatives, alongside a disciplined investment program, is one approach that has stood the test of time. As always, your best resource to prepare for any market condition is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable disappointments that can interrupt any market rise.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

Table of contents

2	Multifactor exchange-traded funds (ETFs) at a glance
3	Discussion of fund performance
9	John Hancock Multifactor Consumer Discretionary ETF
10	John Hancock Multifactor Consumer Staples ETF
11	John Hancock Multifactor Developed International ETF
12	John Hancock Multifactor Energy ETF
13	John Hancock Multifactor Financials ETF
14	John Hancock Multifactor Healthcare ETF
15	John Hancock Multifactor Industrials ETF
16	John Hancock Multifactor Large Cap ETF
17	John Hancock Multifactor Materials ETF
18	John Hancock Multifactor Mid Cap ETF
19	John Hancock Multifactor Technology ETF
20	John Hancock Multifactor Utilities ETF
21	Premium/discount analysis
23	Your expenses
25	Funds' investments
64	Financial statements
72	Financial highlights
78	Notes to financial statements
88	Continuation of investment advisory and subadvisory agreements
94	More information

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Multifactor exchange-traded funds (ETFs) at a glance

Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional's index construction and semiannual reconstitution.

Market
Equity premium—stocks over bonds

Company size
Small-cap premium—small company stocks over large company stocks

Relative price2
Value premium—value stocks over growth stocks

Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies

To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.

WHY MULTIFACTOR?

Individual factors can be volatile: there's no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.

1	Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2	Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3	Profitability is a measure of current profitability, based on information from individual companies' income statements.
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Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

"We believe that incorporating the four dimensions of expected returns—market, company size, relative price, and profitability—into an investment strategy offers the potential for outperformance over time."

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded funds (ETFs) you manage for John Hancock Investments?

At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns. These dimensions are the overall market, company size, relative price, and profitability.

The overall market dimension reflects the excess return over the risk-free rate, which is typically measured by short-term Treasury bills, that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks—as measured, for instance, by their price-to-book ratios—in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a cap-weighted measure of the market, we believe that incorporating the four dimensions of expected returns—market, company size, relative price, and profitability—into a single investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom indexes we developed for John Hancock Multifactor ETFs are designed to capture these dimensions over time, and the funds are, in turn, designed to track their respective custom indexes.

What drives changes to the composition of the funds?

Changes are made to the funds as a result of regularly scheduled reconstitutions, a semiannual process by which the list of stocks and their weights in each custom index are updated, as well as any unscheduled changes to the index driven by company events. Reconstitution ensures that both the funds and the custom indexes that they track maintain their intended exposure to the dimensions of expected returns. In addition, we impose a maximum issuer cap in each index at the time of reconstitution to control stock-specific risk.

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How did the broad equity market perform during the six months ended October 31, 2017, particularly in terms of the dimensions of expected returns that you've identified?

The U.S. market had positive performance for the six-month period but underperformed both developed ex-U.S. and emerging markets. The Russell 3000 Index returned 8.92%, as compared to 11.02% for the MSCI World ex USA IMI [net dividends], and 15.44% for the MSCI Emerging Markets IMI [net dividends].

Along the market-capitalization dimension, small caps, as measured by the Russell 2000 Index, underperformed large caps, as measured by the Russell 1000 Index, for the six-month period. Mid caps, as measured by the Russell Midcap Index, underperformed both small caps and large caps. Along the relative price dimension, large-cap value stocks, as measured by the Russell 1000 Value Index, underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. Small-cap value stocks, as measured by the Russell 2000 Value Index, underperformed small-cap growth stocks, as measured by the Russell 2000 Growth Index. Profitability premiums were mixed in the U.S. market for the period. High-profitability stocks generally outperformed among large caps and underperformed among small caps.

JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF (JHMC)

On a net asset value (NAV) basis, the fund underperformed the Russell 1000 Consumer Discretionary Index, a cap-weighted benchmark we use as a proxy for the consumer discretionary sector of the U.S. stock market. The fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance, as mid caps underperformed large caps for the period. The fund's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks generally underperformed growth in the consumer discretionary sector.

Compared with the Russell 1000 Consumer Discretionary Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 139 names, and in absolute terms, the fund's largest industry exposures were to media and specialty retail.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in VF Corp. and Ross Stores, Inc. and decreased weights in Royal Caribbean Cruises, Ltd. and Tesla, Inc.

JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF (JHMS)

On a NAV basis, the fund outperformed the Russell 1000 Consumer Staples Index, a cap-weighted benchmark we use as a proxy for the consumer staples sector of the U.S. stock market. While mid caps generally underperformed in the broad U.S. market, mid caps outperformed in the consumer staples sector. Consequently, the fund's greater emphasis on relatively lower total market-capitalization stocks contributed positively to relative performance. Differences in sector definition between the fund and the benchmark also had a positive impact on relative performance. Conversely, the fund's greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks underperformed growth in the consumer staples sector.

Compared with the Russell 1000 Consumer Staples Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 54 names, and in absolute terms, the fund's largest industry exposures were to food products and food and beverages.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in The Kroger Company and Dr. Pepper Snapple Group, Inc. and decreased weights in Monster Beverage Corp. and Hormel Foods Corp.

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JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF (JHMD)

On a NAV basis, the fund outperformed the MSCI EAFE Index (gross dividends), a cap-weighted benchmark we use as a proxy for developed ex-U.S. stock markets. When compared to the MSCI EAFE Index, the fund's greater emphasis on relatively lower total market-capitalization stocks contributed positively to relative performance, as mid caps outperformed large caps in developed ex-U.S. markets for the period. The fund's greater emphasis on stocks with higher profitability detracted from relative performance, as these stocks in the ex-U.S. developed market generally underperformed for the period.

Compared with the MSCI EAFE Index, the fund ended the period with greater weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 744 names, and in absolute terms, the fund's largest exposure was to the financials, industrials, and consumer discretionary sectors.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Vodafone Group PLC and Vonovia SE and decreased weights in Toyota Motor Corp. and Linde AG.

JOHN HANCOCK MULTIFACTOR ENERGY ETF (JHME)

On a NAV basis, the fund underperformed the Russell 1000 Energy Index, a cap-weighted benchmark we use as a proxy for the energy sector of the U.S. stock market. The fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance, as mid caps underperformed large caps for the period. Capping exposures at the issuer level also detracted from the fund's relative performance, as it limited exposure to certain securities that outperformed for the period. The fund's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed. The fund's greater emphasis on low relative price (value) stocks also benefited relative performance, as value stocks outperformed growth in the energy sector.

Compared with the Russell 1000 Energy Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 53 names, and in absolute terms, the fund's largest industry exposure was to oil, gas, and consumable fuels.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period Notable changes in composition for the period included increased weights in Anadarko Petroleum Corp. and Pioneer Natural Resources Company and decreased weights in Marathon Petroleum Corp. and Phillips 66.

JOHN HANCOCK MULTIFACTOR FINANCIALS ETF (JHMF)

On a NAV basis, the fund slightly underperformed the Russell 1000 Financial Services Index, a cap-weighted benchmark we use as a proxy for the financials sector of the U.S. stock market. The fund's greater emphasis on stocks with high profitability contributed positively to relative performance, as stocks with high profitability outperformed among large caps for the period. Conversely, The fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance, as mid caps generally underperformed large caps for the period. The fund generally excludes real estate investment trusts (REITs). This exclusion had a positive impact on the fund's relative performance, as REITs underperformed the overall benchmark.

Compared with the Russell 1000 Financial Services Index, the fund ended the period with greater weights in low relative price (value) stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 161 names, and in absolute terms, the fund's largest industry exposures were to banks and insurance.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Suntrust Banks, Inc. and Discover Financial Services and decreased weights in Citigroup, Inc. and The Progressive Corp.

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JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF (JHMH)

On a NAV basis, the fund underperformed the Russell 1000 Healthcare Index, a cap-weighted benchmark we use as a proxy for the healthcare sector of the U.S. stock market, for the period. The fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance, as mid caps generally underperformed large caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks for the period, the fund's greater emphasis on value stocks also had a negative impact on relative performance. Capping exposures at the issuer level also detracted from the fund's relative performance, as it limited exposure to certain securities that outperformed for the period. The fund's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed.

Compared with the Russell 1000 Healthcare Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 101 names, and its greatest exposures at the industry level were to the healthcare providers and services and pharmaceuticals segments of the healthcare sector.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Gilead Sciences, Inc. and Pfizer, Inc. and decreased weights in Zoetis, Inc. and Incyte Corp.

JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF (JHMI)

On a NAV basis, the fund outperformed the Russell 1000 Producer Durables Index, a cap-weighted benchmark we use as a proxy for the industrials sector of the U.S. stock market. While mid caps generally underperformed in the broad U.S. market, mid caps outperformed in the industrials sector. Consequently, the fund's greater emphasis on relatively lower total market-capitalization stocks contributed positively to relative performance. Conversely, with low relative price (value) stocks generally underperforming high relative price (growth) stocks for the period, the fund's greater emphasis on value stocks detracted from relative performance.

Compared with the Russell 1000 Producer Durables Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 185 names, and in absolute terms, the fund's largest industry exposures were to machinery and aerospace and defense.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in General Electric Company and Nielsen Holdings PLC and decreased weights in Cummins, Inc. and TE Connectivity, Ltd.

JOHN HANCOCK MULTIFACTOR LARGE CAP ETF (JHML)

On a NAV basis, the fund underperformed the Russell 1000 Index, a cap-weighted benchmark we use as a proxy for the broad large-cap U.S. stock market. When compared to the Russell 1000 Index, the fund's greater emphasis on stocks with smaller total market capitalizations detracted from relative performance, as these stocks underperformed large caps for the period. With low relative price (value) stocks underperforming growth for the period, the fund's greater emphasis on value stocks also detracted slightly from relative performance. The fund's greater emphasis on stocks with higher profitability had a positive overall impact on relative performance.

The fund held 787 names. Compared with the Russell 1000 Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposures were to the information technology, financials, and healthcare sectors.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Cardinal Health, Inc. and Synchrony Financial and decreased weights in Microsoft Corp. and The Progressive Corp.

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JOHN HANCOCK MULTIFACTOR MATERIALS ETF (JHMA)

On a NAV basis, the fund underperformed the Russell 1000 Materials and Processing Index, a cap-weighted benchmark we use as a proxy for the materials sector of the U.S. stock market. With mid caps generally underperforming large caps for the period, the fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance. The fund's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed.

Compared with the Russell 1000 Materials and Processing Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 42 names, and in absolute terms, the fund's largest industry exposures were to the chemicals and metals and mining segments of the materials sector.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Freeport-McMoRan, Inc. and PPG Industries, Inc. and decreased weights in FMC Corp. and Albemarle Corp.

JOHN HANCOCK MULTIFACTOR MID CAP ETF (JHMM)

On a NAV basis, the fund outperformed the Russell Midcap Index, a cap-weighted benchmark we use as a proxy for the broad mid-cap U.S. stock market. Compared with the Russell Midcap Index, our approach generally results in the fund maintaining greater allocations to securities with smaller total market capitalizations within the mid-cap portion of the market. This approach also maintains higher allocations to securities with a favorable combination of lower relative prices (in relation to book value) and higher profitability.

The fund's greater emphasis on stocks with higher profitability contributed positively to relative performance, as these stocks generally outperformed. The fund's greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks underperformed growth in the mid-cap segment of the market.

The fund held 694 names. Compared with the Russell Midcap Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute sector exposures were to the industrials, financials, and information technology sectors.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Mylan NV and Devon Energy Corp. and decreased weights in Lam Research Corp. and Analog Devices, Inc.

JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF (JHMT)

On a NAV basis, the fund underperformed the Russell 1000 Technology Index, a cap-weighted benchmark we use as a proxy for the information technology sector of the U.S. stock market. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Additionally, the fund's greater emphasis on relatively lower total market-capitalization stocks detracted from relative performance, as mid caps generally underperformed large caps for the period. The fund's greater emphasis on high profitability stocks contributed positively to relative performance, as high profitability stocks outperformed among large caps for the period.

Compared with the Russell Technology Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 123 names, and its largest absolute exposures were to the software and semiconductors and semiconductor equipment industries of the information technology sector.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       7

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in IBM Corp. and QUALCOMM, Inc. and decreased weights in Lam Research Corp. and Micron Technology, Inc.

JOHN HANCOCK MULTIFACTOR UTILITIES ETF (JHMU)

On a NAV basis, the fund outperformed the Russell 1000 Utilities Index, a cap-weighted benchmark we use as a proxy for the utilities sector of the U.S. stock market during the period. The fund holds companies involved in the provision of gas, electric, and water power, as well as energy trading or the provision of related infrastructure or services. The fund excludes stocks within telecommunication services, a sector that is included in the benchmark. The fund's lack of exposure to telecommunications securities contributed positively to relative performance, as those stocks generally underperformed for the period. The fund's greater emphasis on stocks with higher profitability detracted from relative performance, as higher-profitability stocks generally underperformed in the utilities sector.

Compared with the Russell 1000 Utilities Index, the fund ended the period with greater weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund held 50 names, and in absolute terms, the fund's largest industry exposures were to the electric utilities and multi-utilities segments of the utilities sector.

Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in PG&E Corp. and Edison International and decreased weights in PPL Corp. and Exelon Corp.

A note about risks
Large company stocks could fall out of favor. The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Certain of the funds are nondiversified and may invest in a small number of issuers. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. There can be no assurance that active trading markets for the shares will develop or be maintained by market makers or authorized participants. Please see the fund's prospectus for additional risks.

A note about the performance shown on the following pages
Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share. A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       8

Multifactor Consumer Discretionary ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	14.75	7.44	1.40	16.21
Market price	14.71	7.44	1.13	16.21
John Hancock Dimensional Consumer Discretionary Index[2]	15.33	7.98	1.65	17.43
Russell 1000 Consumer Discretionary Index[3]	20.60	12.33	3.97	27.56

INDUSTRY COMPOSITION (%)

Media	19.2
Specialty retail	17.8
Hotels, restaurants and leisure	16.8
Internet and direct marketing retail	10.8
Household durables	6.9
Textiles, apparel and luxury goods	6.5
Multiline retail	6.0
Auto components	5.9
Automobiles	4.8
Distributors	1.9
Other	3.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Amazon.com, Inc.	6.6
Comcast Corp., Class A	4.1
The Home Depot, Inc.	3.9
The Walt Disney Company	2.9
McDonald's Corp.	2.1
Delphi Automotive PLC	1.9
Starbucks Corp.	1.8
Ross Stores, Inc.	1.7
Lowe's Companies, Inc.	1.7
Dollar General Corp.	1.6
TOTAL	28.3

The value of a $10,000 investment calculated at market value from inception through period end would be $11,621.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Consumer Discretionary Index is designed to comprise securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Discretionary Index comprises securities classified in the consumer discretionary sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.07
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       9

Multifactor Consumer Staples ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	2.40	2.92	-2.47	4.71
Market price	2.58	3.06	-2.28	4.93
John Hancock Dimensional Consumer Staples Index[2]	2.91	3.42	-2.23	5.51
Russell 1000 Consumer Staples Index[3]	1.52	2.70	-3.83	4.35

INDUSTRY COMPOSITION (%)

Food products	29.4
Beverages	21.8
Food and staples retailing	21.7
Household products	13.8
Tobacco	9.9
Personal products	3.3
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Wal-Mart Stores, Inc.	6.4
The Coca-Cola Company	6.2
PepsiCo, Inc.	5.8
The Procter & Gamble Company	5.7
Altria Group, Inc.	5.0
Philip Morris International, Inc.	4.9
Costco Wholesale Corp.	3.5
CVS Health Corp.	3.5
The Kroger Company	3.1
Archer-Daniels-Midland Company	2.7
TOTAL	46.8

The value of a $10,000 investment calculated at market value from inception through period end would be $10,493.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Consumer Staples Index is designed to comprise securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Staples Index comprises securities in the consumer staples sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.18
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       10

Multifactor Developed International ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)		Cumulative total returns (%)
	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	--	11.23	20.90
Market price	--	11.10	21.72
John Hancock Dimensional Developed International Index[2]	--	11.68	21.86
MSCI EAFE (Gross) Index[3]	--	10.99	21.55

SECTOR COMPOSITION (%)

Financials	19.7
Industrials	16.2
Consumer discretionary	13.7
Materials	11.0
Consumer staples	8.0
Health care	7.7
Telecommunication services	5.5
Information technology	5.3
Utilities	4.7
Energy	4.2
Other	4.0
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Nestle SA	1.1
HSBC Holdings PLC	0.9
Novartis AG	0.9
Toyota Motor Corp.	0.8
Zurich Insurance Group AG	0.7
BASF SE	0.7
Nippon Telegraph & Telephone Corp.	0.7
Roche Holding AG	0.7
Daimler AG	0.7
BHP Billiton, Ltd.	0.7
TOTAL	7.9

The value of a $10,000 investment calculated at market value from inception through period end would be $12,172.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 12-15-16.
2	The John Hancock Dimensional Developed International Index is designed to comprise securities of large-cap stocks in developed markets outside of North America. The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Europe, Australasia, and Far East (EAFE) Index (gross of foreign withholding tax on dividends) comprises securities of publicly traded large- and mid-cap stocks of companies in those regions.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.68
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       11

Multifactor Energy ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	1.47	7.24	0.91	11.81
Market price	1.45	7.24	0.74	11.80
John Hancock Dimensional Energy Index[2]	1.98	7.76	1.16	12.69
Russell 1000 Energy Index[3]	2.06	7.66	1.94	12.51

INDUSTRY COMPOSITION (%)

Oil, gas and consumable fuels	86.2
Energy equipment and services	11.6
Electric utilities	1.4
Semiconductors and semiconductor equipment	0.7
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Exxon Mobil Corp.	5.9
Chevron Corp.	5.9
Marathon Petroleum Corp.	5.3
Kinder Morgan, Inc.	4.1
Valero Energy Corp.	4.1
Anadarko Petroleum Corp.	4.1
EOG Resources, Inc.	4.0
Occidental Petroleum Corp.	3.6
Andeavor	3.6
The Williams Companies, Inc.	3.5
TOTAL	44.1

The value of a $10,000 investment calculated at market value from inception through period end would be $11,180.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Energy Index is designed to comprise securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Energy Index comprises securities classified in the energy sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.15
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       12

Multifactor Financials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	33.95	18.89	12.28	43.65
Market price	34.00	18.93	12.35	43.73
John Hancock Dimensional Financial Services Index[2]	34.64	19.47	12.57	45.12
Russell 1000 Financial Services Index[3]	30.42	18.29	12.34	42.13

INDUSTRY COMPOSITION (%)

Banks	34.5
Insurance	24.2
Capital markets	20.1
Consumer finance	6.7
IT services	6.2
Diversified financial services	4.6
Real estate management and development	1.2
Professional services	0.8
Thrifts and mortgage finance	0.8
Media	0.4
Short-term investments and other	0.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Bank of America Corp.	4.2
JPMorgan Chase & Co.	4.1
Berkshire Hathaway, Inc., Class B	3.9
Wells Fargo & Company	3.7
Visa, Inc., Class A	3.2
Citigroup, Inc.	3.2
Mastercard, Inc., Class A	2.3
Capital One Financial Corp.	1.6
U.S. Bancorp	1.5
The Goldman Sachs Group, Inc.	1.5
TOTAL	29.2

The value of a $10,000 investment calculated at market value from inception through period end would be $14,373.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Financials Index is designed to comprise securities in the financials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.99
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       13

Multifactor Healthcare ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	22.30	10.38	6.51	22.97
Market price	22.42	10.44	6.44	23.11
John Hancock Dimensional Healthcare Index[2]	22.93	10.90	6.78	24.18
Russell 1000 Health Care Index[3]	22.81	11.08	8.10	24.61

INDUSTRY COMPOSITION (%)

Health care providers and services	28.6
Pharmaceuticals	23.5
Health care equipment and supplies	22.5
Biotechnology	19.3
Life sciences tools and services	5.9
Commercial services and supplies	0.2
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Johnson & Johnson	6.3
UnitedHealth Group, Inc.	5.6
Pfizer, Inc.	5.2
Amgen, Inc.	3.7
Merck & Company, Inc.	3.0
AbbVie, Inc.	3.0
Gilead Sciences, Inc.	2.6
Medtronic PLC	2.3
Anthem, Inc.	2.1
Cardinal Health, Inc.	2.1
TOTAL	35.9

The value of a $10,000 investment calculated at market value from inception through period end would be $12,311.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Health Care Index comprises securities classified in the health care sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.06
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       14

Multifactor Industrials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	29.30	21.38	11.01	36.28
Market price	29.31	21.40	11.21	36.32
John Hancock Dimensional Industrials Index[2]	29.99	22.00	11.32	37.39
Russell 1000 Producer Durables Index[3]	27.52	19.76	9.15	33.38

INDUSTRY COMPOSITION (%)

Machinery	17.3
Aerospace and defense	13.0
IT services	11.8
Industrial conglomerates	7.4
Electronic equipment, instruments and components	6.2
Road and rail	6.2
Airlines	5.3
Electrical equipment	4.8
Containers and packaging	4.1
Air freight and logistics	3.7
Other	20.2
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

General Electric Company	2.4
3M Company	2.0
The Boeing Company	1.8
Union Pacific Corp.	1.6
Honeywell International, Inc.	1.6
United Technologies Corp.	1.5
Accenture PLC, Class A	1.3
Caterpillar, Inc.	1.3
Fiserv, Inc.	1.3
PACCAR, Inc.	1.3
TOTAL	16.1

The value of a $10,000 investment calculated at market value from inception through period end would be $13,632.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Industrials Index comprises securities in the industrials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Producer Durables Index comprises securities classified in the industrials sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.12
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       15

Multifactor Large Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	23.42	16.42	8.57	37.46
Market price	22.38	16.41	8.53	37.44
John Hancock Dimensional Large Cap Index[2]	23.87	16.79	8.76	38.39
Russell 1000 Index[3]	23.67	16.78	8.99	38.37

SECTOR COMPOSITION (%)

Information technology	21.5
Financials	15.1
Health care	12.8
Industrials	12.5
Consumer discretionary	12.5
Consumer staples	6.8
Energy	5.3
Utilities	4.5
Materials	4.1
Real estate	3.5
Other	1.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	2.8
Microsoft Corp.	1.6
Alphabet, Inc., Class A	1.3
JPMorgan Chase & Co.	1.2
Exxon Mobil Corp.	1.1
Johnson & Johnson	1.0
Amazon.com, Inc.	1.0
Berkshire Hathaway, Inc., Class B	1.0
Intel Corp.	0.8
Wells Fargo & Company	0.8
TOTAL	12.6

The value of a $10,000 investment calculated at market value from inception through period end would be $13,744.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Index comprises 1000 publicly-traded large-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.45
Net (%)	0.35

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       16

Multifactor Materials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	29.93	22.86	11.32	38.93
Market price	29.93	22.88	11.08	38.96
John Hancock Dimensional Materials Index[2]	30.49	23.41	11.51	39.93
Russell 1000 Materials and Processing Index[3]	29.22	21.91	11.90	37.23

INDUSTRY COMPOSITION (%)

Chemicals	64.6
Metals and mining	23.4
Containers and packaging	7.9
Aerospace and defense	2.3
Semiconductors and semiconductor equipment	0.8
Trading companies and distributors	0.5
Oil, gas and consumable fuels	0.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

DowDuPont, Inc.	6.1
International Paper Company	5.9
Nucor Corp.	5.5
Freeport-McMoRan, Inc.	5.3
Monsanto Company	5.1
Praxair, Inc.	4.6
LyondellBasell Industries NV, Class A	4.5
PPG Industries, Inc.	4.5
Newmont Mining Corp.	4.2
Eastman Chemical Company	4.0
TOTAL	49.7

The value of a $10,000 investment calculated at market value from inception through period end would be $13,896.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Materials and Processing Index comprises securities classified in the materials sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.15
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       17

Multifactor Mid Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	23.32	15.08	7.79	34.17
Market price	23.16	15.06	7.75	34.12
John Hancock Dimensional Mid Cap Index[2]	23.87	15.60	8.04	35.45
Russell Midcap Index[3]	21.09	14.32	7.22	32.34

SECTOR COMPOSITION (%)

Information technology	18.6
Industrials	16.6
Financials	15.7
Consumer discretionary	12.5
Health care	10.0
Materials	6.8
Real estate	6.3
Utilities	6.0
Energy	3.6
Consumer staples	3.5
Other	0.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Western Digital Corp.	0.5
Parker-Hannifin Corp.	0.5
Fiserv, Inc.	0.5
Amphenol Corp., Class A	0.5
Rockwell Automation, Inc.	0.4
Xcel Energy, Inc.	0.4
Fifth Third Bancorp	0.4
C.R. Bard, Inc.	0.4
Stanley Black & Decker, Inc.	0.4
Ally Financial, Inc.	0.4
TOTAL	4.4

The value of a $10,000 investment calculated at market value from inception through period end would be $13,412.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell Midcap Index comprises approximately 800 publicly-traded mid-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.61
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       18

Multifactor Technology ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	37.28	27.86	17.05	67.26
Market price	37.33	27.90	17.11	67.38
John Hancock Dimensional Technology Index[2]	37.83	28.39	17.35	68.72
Russell 1000 Technology Index[3]	38.91	28.44	18.27	68.87

INDUSTRY COMPOSITION (%)

Software	26.4
Semiconductors and semiconductor equipment	25.9
Internet software and services	15.9
Technology hardware, storage and peripherals	10.8
Communications equipment	8.3
IT services	7.7
Electronic equipment, instruments and components	2.7
Health care technology	1.7
Household durables	0.4
Health care providers and services	0.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Microsoft Corp.	6.1
Facebook, Inc., Class A	5.8
Apple, Inc.	5.7
Intel Corp.	5.1
Alphabet, Inc., Class A	4.8
Cisco Systems, Inc.	3.2
Oracle Corp.	3.1
IBM Corp.	2.6
Applied Materials, Inc.	1.9
Texas Instruments, Inc.	1.9
TOTAL	40.2

The value of a $10,000 investment calculated at market value from inception through period end would be $16,738.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Technology Index is designed to comprise securities in the technology sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Technology Index comprises securities classified in the technology sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.00
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       19

Multifactor Utilities ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	15.62	11.44	7.93	18.89
Market price	15.57	11.43	7.91	18.88
John Hancock Dimensional Utilities Index[2]	16.31	12.07	8.23	19.96
Russell 1000 Utilities Index[3]	9.00	5.90	2.81	9.59

INDUSTRY COMPOSITION (%)

Electric utilities	50.3
Multi-utilities	33.8
Gas utilities	6.4
Independent power and renewable electricity producers	4.5
Water utilities	2.8
Oil, gas and consumable fuels	2.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Edison International	5.6
Consolidated Edison, Inc.	4.9
Public Service Enterprise Group, Inc.	4.8
Exelon Corp.	4.3
Xcel Energy, Inc.	4.3
Dominion Energy, Inc.	4.2
NextEra Energy, Inc.	3.8
American Electric Power Company, Inc.	3.7
Duke Energy Corp.	3.3
Ameren Corp.	3.3
TOTAL	42.2

The value of a $10,000 investment calculated at market value from inception through period end would be $11,888.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Utilities Index is designed to comprise securities in the utilities sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric, and water power, energy trading, or the provision of related infrastructure services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Utilities Index comprises securities classified in the utilities sector of the Russell 1000 Index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.18
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       20

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally, due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between a fund's daily closing market price and a fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Data presented represents past performance and cannot be used to predict future results.

PERIOD ENDED OCTOBER 31, 2017

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
Multifactor Consumer Discretionary ETF
0 - < 25	43	33.33%	74	57.36%
25 - < 50	0	0.00%	9	6.98%
50 - < 75	0	0.00%	3	2.33%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	43	33.33%	86	66.67%
Multifactor Consumer Staples ETF
0 - < 25	56	43.41%	66	51.16%
25 - < 50	1	0.78%	3	2.33%
50 - < 75	0	0.00%	1	0.78%
75 - < 100	0	0.00%	1	0.78%
100 or Above	0	0.00%	1	0.78%
Total	57	44.19%	72	55.81%
Multifactor Developed International ETF
0 - < 25	2	1.55%	3	2.33%
25 - < 50	2	1.55%	25	19.38%
50 - < 75	0	0.00%	43	33.33%
75 - < 100	0	0.00%	40	31.01%
100 or Above	0	0.00%	14	10.85%
Total	4	3.10%	125	96.90%
Multifactor Energy ETF
0 - < 25	65	50.39%	64	49.61%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	65	50.39%	64	49.61%
Multifactor Financials ETF
0 - < 25	48	37.21%	81	62.79%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	48	37.21%	81	62.79%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       21

PERIOD ENDED OCTOBER 31, 2017

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
Multifactor Healthcare ETF
0 - < 25	48	37.21%	80	62.02%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	48	37.21%	81	62.79%
Multifactor Industrials ETF
0 - < 25	75	58.14%	50	38.76%
25 - < 50	4	3.10%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	79	61.24%	50	38.76%
Multifactor Large Cap ETF
0 - < 25	39	30.23%	90	69.77%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	39	30.23%	90	69.77%
Multifactor Materials ETF
0 - < 25	61	47.29%	68	52.71%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	61	47.29%	68	52.71%
Multifactor Mid Cap ETF
0 - < 25	35	27.13%	90	69.77%
25 - < 50	0	0.00%	4	3.10%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	35	27.13%	94	72.87%
Multifactor Technology ETF
0 - < 25	4	3.10%	124	96.12%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	4	3.10%	125	96.90%
Multifactor Utilities ETF
0 - < 25	53	41.09%	74	57.36%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	1	0.78%
Total	53	41.09%	76	58.91%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       22

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in a fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of a fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line in the table on the following page is intended to provide information about a fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2017, with the same investment held until October 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2017, by $1,000.00, then multiply it by the "expenses paid" from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line in the table on the following page allows you to compare a fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2017, with the same investment held until October 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       23

SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2017	Ending value on 10-31-2017	Expenses paid during period ended 10-31-2017[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$1,014.00	$2.54	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$975.30	$2.49	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$1,112.30	$2.40	0.45%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.29	0.45%
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$1,009.10	$2.53	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$1,122.80	$2.68	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,065.10	$2.60	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$1,110.10	$2.66	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$1,085.70	$1.84	0.35%
Hypothetical example for comparison purposes	1,000.00	1,023.40	1.79	0.35%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$1,113.20	$2.66	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$1,077.90	$2.36	0.45%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.29	0.45%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,170.50	$2.74	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$1,079.30	$2.62	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%

[1]	Expenses are equal to the funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       24

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$33,930,858
(Cost $31,231,754)
Consumer discretionary – 99.9%		33,930,858
Auto components – 5.9%
Adient PLC	1,640	138,350
Autoliv, Inc.	2,033	253,840
BorgWarner, Inc.	4,337	228,647
Delphi Automotive PLC	6,477	643,684
Gentex Corp.	6,349	123,234
Lear Corp.	1,971	346,088
The Goodyear Tire & Rubber Company	7,022	214,803
Visteon Corp. (A)	406	51,172
Automobiles – 4.8%
Ford Motor Company	43,547	534,322
General Motors Company	11,948	513,525
Harley-Davidson, Inc. (B)	4,457	210,994
Tesla, Inc. (A)	675	223,783
Thor Industries, Inc.	1,032	140,579
Distributors – 1.9%
Genuine Parts Company	2,999	264,602
LKQ Corp. (A)	6,588	248,302
Pool Corp.	944	114,016
Diversified consumer services – 1.6%
Bright Horizons Family Solutions, Inc. (A)	843	72,751
Grand Canyon Education, Inc. (A)	510	45,650
H&R Block, Inc.	4,387	108,534
Service Corp. International	4,992	177,016
ServiceMaster Global Holdings, Inc. (A)	3,178	149,716
Hotels, restaurants and leisure – 16.8%
Aramark	6,362	277,956
Carnival Corp.	3,915	259,917
Chipotle Mexican Grill, Inc. (A)	454	123,443
Cracker Barrel Old Country Store, Inc. (B)	568	88,682
Darden Restaurants, Inc.	2,646	217,686
Domino's Pizza, Inc.	792	144,936
Dunkin' Brands Group, Inc.	2,010	118,731
Extended Stay America, Inc.	3,220	63,820
Hilton Grand Vacations, Inc. (A)	996	40,796
Hilton Worldwide Holdings, Inc.	4,325	312,611
Hyatt Hotels Corp., Class A (A)	776	48,624
International Game Technology PLC	2,413	56,706
Las Vegas Sands Corp.	4,196	265,942
Marriott International, Inc., Class A	2,795	333,947
McDonald's Corp.	4,325	721,886
MGM Resorts International	11,286	353,816
Norwegian Cruise Line Holdings, Ltd. (A)	3,988	222,331
Royal Caribbean Cruises, Ltd.	1,955	241,969
Six Flags Entertainment Corp.	1,600	100,464
Starbucks Corp.	11,191	613,714
The Wendy's Company	3,969	60,368
Vail Resorts, Inc.	762	174,513
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Worldwide Corp.	2,740	$292,769
Wynn Resorts, Ltd.	1,458	215,040
Yum! Brands, Inc.	4,850	361,083
Household durables – 6.9%
CalAtlantic Group, Inc.	1,317	64,981
D.R. Horton, Inc.	6,993	309,161
Leggett & Platt, Inc.	2,855	134,927
Lennar Corp., A Shares	3,893	216,723
Lennar Corp., B Shares	177	8,487
Mohawk Industries, Inc. (A)	1,226	320,918
Newell Brands, Inc.	9,130	372,321
NVR, Inc. (A)	87	285,479
PulteGroup, Inc.	6,113	184,796
Toll Brothers, Inc.	3,032	139,593
Whirlpool Corp.	1,779	291,631
Internet and direct marketing retail – 10.8%
Amazon.com, Inc. (A)	2,032	2,245,929
Expedia, Inc.	2,183	272,133
Liberty Interactive Corp., Series A (A)	9,421	214,045
Netflix, Inc. (A)	1,764	346,503
The Priceline Group, Inc. (A)	263	502,845
TripAdvisor, Inc. (A)(B)	1,899	71,213
Wayfair, Inc., Class A (A)	339	23,696
Leisure products – 1.7%
Brunswick Corp.	1,973	99,932
Hasbro, Inc.	2,477	229,345
Mattel, Inc. (B)	6,462	91,243
Polaris Industries, Inc. (B)	1,369	162,131
Media – 19.2%
AMC Networks, Inc., Class A (A)	1,060	53,933
Cable One, Inc.	89	63,173
CBS Corp., Class B	7,600	426,512
Charter Communications, Inc., Class A (A)	1,449	484,212
Cinemark Holdings, Inc.	2,759	100,262
Comcast Corp., Class A	39,103	1,408,881
Discovery Communications, Inc., Series A (A)(B)	4,341	81,958
Discovery Communications, Inc., Series C (A)	3,886	69,210
DISH Network Corp., Class A (A)	4,053	196,733
Liberty Media Corp.-Liberty Formula One, Series A (A)	380	13,832
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,077	117,357
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,554	106,527
Lions Gate Entertainment Corp., Class A (A)	949	27,540
Lions Gate Entertainment Corp., Class B (A)	1,898	52,499
Live Nation Entertainment, Inc. (A)	2,710	118,644
News Corp., Class A	7,522	102,751
News Corp., Class B	2,368	32,915
Omnicom Group, Inc.	6,188	415,772
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	2,113	$175,971
Sirius XM Holdings, Inc. (B)	27,742	150,916
The Interpublic Group of Companies, Inc.	8,654	166,590
The Madison Square Garden Company, Class A (A)	427	95,089
The Walt Disney Company	10,229	1,000,498
Time Warner, Inc.	4,821	473,856
Twenty-First Century Fox, Inc., Class A	10,197	266,652
Twenty-First Century Fox, Inc., Class B	3,728	94,878
Viacom, Inc., Class A (B)	204	6,130
Viacom, Inc., Class B	9,592	230,496
Multiline retail – 6.0%
Dollar General Corp.	6,643	537,020
Dollar Tree, Inc. (A)	5,642	514,833
Kohl's Corp.	4,954	206,879
Macy's, Inc.	9,229	173,136
Nordstrom, Inc. (B)	3,514	139,330
Target Corp.	7,997	472,143
Specialty retail – 17.8%
Advance Auto Parts, Inc.	1,508	123,264
AutoNation, Inc. (A)(B)	1,815	86,031
AutoZone, Inc. (A)	437	257,612
Bed Bath & Beyond, Inc.	4,315	85,869
Best Buy Company, Inc.	6,475	362,471
Burlington Stores, Inc. (A)	1,338	125,625
CarMax, Inc. (A)	3,909	293,566
Foot Locker, Inc.	3,455	103,926
L Brands, Inc.	3,634	156,407
Lowe's Companies, Inc.	7,074	565,566
O'Reilly Automotive, Inc. (A)	2,002	422,322
Penske Automotive Group, Inc.	845	39,394
Ross Stores, Inc.	9,017	572,489
Signet Jewelers, Ltd. (B)	1,250	81,963
The Gap, Inc.	6,368	165,504
The Home Depot, Inc.	7,948	1,317,619
The Michaels Companies, Inc. (A)	1,685	32,723
The TJX Companies, Inc.	6,595	460,331
Tiffany & Company	2,421	226,654
Tractor Supply Company	3,122	188,132
Ulta Beauty, Inc. (A)	1,216	245,377
Williams-Sonoma, Inc. (B)	2,255	116,358
Textiles, apparel and luxury goods – 6.5%
Carter's, Inc.	1,157	111,917
Columbia Sportswear Company	553	34,496
Hanesbrands, Inc. (B)	8,729	196,403
Lululemon Athletica, Inc. (A)	1,780	109,488
Michael Kors Holdings, Ltd. (A)	4,010	195,728
NIKE, Inc., Class B	9,092	499,969
PVH Corp.	1,552	196,809
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Ralph Lauren Corp.	1,375	$122,966
Skechers U.S.A., Inc., Class A (A)	2,282	72,841
Tapestry, Inc.	5,823	238,452
Under Armour, Inc., Class A (A)(B)	2,257	28,258
Under Armour, Inc., Class C (A)(B)	2,273	26,208
VF Corp.	5,565	387,602

SECURITIES LENDING COLLATERAL – 3.4%		$1,139,647
(Cost $1,139,685)
John Hancock Collateral Trust, 1.1946% (C)(D)	113,901	1,139,647

SHORT-TERM INVESTMENTS – 0.1%		$30,884
(Cost $30,884)
Money market funds – 0.1%		30,884
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (C)	30,884	30,884
Total investments (Multifactor Consumer Discretionary ETF) (Cost $32,402,323) 103.4%		$35,101,389
Other assets and liabilities, net (3.4%)		(1,142,829)
Total net assets 100.0%		$33,958,560

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 10-31-17.
(C)	The rate shown is the annualized seven-day yield as of 10-31-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$20,440,513
(Cost $21,069,545)
Consumer staples – 99.9%		20,440,513
Beverages – 21.8%
Brown-Forman Corp., Class A	2,038	116,839
Brown-Forman Corp., Class B	4,386	250,090
Constellation Brands, Inc., Class A	2,016	441,685
Dr. Pepper Snapple Group, Inc.	5,353	458,538
Molson Coors Brewing Company, Class B	5,775	467,024
Monster Beverage Corp. (A)	4,665	270,243
PepsiCo, Inc.	10,786	1,188,941
The Coca-Cola Company	27,407	1,260,174
Food and staples retailing – 21.7%
Casey's General Stores, Inc. (B)	1,314	150,545
Costco Wholesale Corp.	4,492	723,571
CVS Health Corp.	10,346	709,011
Sysco Corp.	6,413	356,691
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
The Kroger Company	30,979	$641,265
US Foods Holding Corp. (A)	3,953	107,838
Walgreens Boots Alliance, Inc.	6,858	454,480
Wal-Mart Stores, Inc.	14,928	1,303,364
Food products – 29.4%
Archer-Daniels-Midland Company	13,431	548,925
Blue Buffalo Pet Products, Inc. (A)(B)	2,304	66,655
Bunge, Ltd.	3,445	236,947
Campbell Soup Company	5,190	245,850
Conagra Brands, Inc.	8,830	301,633
Flowers Foods, Inc.	5,079	96,653
General Mills, Inc.	8,548	443,812
Hormel Foods Corp.	6,858	213,695
Ingredion, Inc.	2,125	266,369
Kellogg Company	6,474	404,819
Lamb Weston Holdings, Inc.	2,735	139,458
McCormick & Company, Inc.	3,412	339,596
Mondelez International, Inc., Class A	12,009	497,533
Pilgrim's Pride Corp. (A)(B)	2,077	66,007
Pinnacle Foods, Inc.	2,746	149,437
Post Holdings, Inc. (A)	1,686	139,820
Seaboard Corp.	8	35,201
Snyder's-Lance, Inc.	1,606	60,434
The Hain Celestial Group, Inc. (A)	2,453	88,357
The Hershey Company	3,446	365,896
The J.M. Smucker Company	2,717	288,138
The Kraft Heinz Company	4,852	375,205
TreeHouse Foods, Inc. (A)	1,360	90,277
Tyson Foods, Inc., Class A	7,474	544,929
Household products – 13.8%
Church & Dwight Company, Inc.	7,333	331,232
Colgate-Palmolive Company	5,493	386,982
Kimberly-Clark Corp.	4,220	474,792
Spectrum Brands Holdings, Inc. (B)	673	73,976
The Clorox Company	3,086	390,472
The Procter & Gamble Company	13,530	1,168,180
Personal products – 3.3%
Coty, Inc., Class A	9,016	138,846
Edgewell Personal Care Company (A)	1,568	101,810
Herbalife, Ltd. (A)	1,685	122,294
The Estee Lauder Companies, Inc., Class A	2,821	315,416
Tobacco – 9.9%
Altria Group, Inc.	15,949	1,024,245
Philip Morris International, Inc.	9,617	1,006,323

SECURITIES LENDING COLLATERAL – 1.6%		$327,897
(Cost $327,908)
John Hancock Collateral Trust, 1.1946% (C)(D)	32,771	327,897
MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%		$9,926
(Cost $9,926)
Money market funds – 0.0%		$9,926
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (C)	9,926	9,926
Total investments (Multifactor Consumer Staples ETF) (Cost $21,407,379) 101.5%		$20,778,336
Other assets and liabilities, net (1.5%)		(317,048)
Total net assets 100.0%		$20,461,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 10-31-17.
(C)	The rate shown is the annualized seven-day yield as of 10-31-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.8%		$52,888,100
(Cost $47,731,438)
Australia - 6.8%		3,642,046
AGL Energy, Ltd.	884	17,128
Amcor, Ltd.	3,958	48,071
AMP, Ltd.	34,751	132,427
APA Group	3,967	26,037
Aristocrat Leisure, Ltd.	4,076	73,600
ASX, Ltd.	1,036	42,879
Aurizon Holdings, Ltd.	16,459	65,371
Australia & New Zealand Banking Group, Ltd.	7,330	168,159
BHP Billiton PLC	10,907	197,339
BHP Billiton, Ltd.	17,514	356,402
Boral, Ltd.	4,944	27,104
Brambles, Ltd.	5,080	36,848
Caltex Australia, Ltd.	1,559	40,953
CIMIC Group, Ltd.	738	27,359
Cochlear, Ltd.	410	55,304
Commonwealth Bank of Australia	4,395	261,603
Computershare, Ltd.	2,802	33,473
Crown Resorts, Ltd. (A)	2,742	24,409
CSL, Ltd.	1,509	160,746
Dexus	2,948	22,084
Fortescue Metals Group, Ltd. (A)	13,398	47,666
Goodman Group	5,370	34,422
Insurance Australia Group, Ltd.	11,830	59,503
LendLease Group	4,859	60,393
Macquarie Group, Ltd.	1,274	96,072
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Medibank Pvt., Ltd.	20,969	$49,359
Mirvac Group	11,383	21,034
National Australia Bank, Ltd.	6,584	164,877
Newcrest Mining, Ltd.	2,584	44,401
Oil Search, Ltd. (A)	9,949	56,298
Origin Energy, Ltd. (B)	13,916	84,721
Qantas Airways, Ltd.	12,927	60,957
QBE Insurance Group, Ltd.	7,984	65,380
Ramsay Health Care, Ltd.	781	40,068
REA Group, Ltd.	393	21,780
Santos, Ltd. (B)	11,780	40,645
Scentre Group	6,258	19,289
Sonic Healthcare, Ltd.	1,950	32,550
South32, Ltd.	17,776	45,932
Stockland	9,010	31,226
Suncorp Group, Ltd.	4,417	45,992
Sydney Airport	7,701	41,983
Telstra Corp., Ltd. (A)	40,279	109,329
The GPT Group	5,826	22,737
Transurban Group	3,815	35,482
Treasury Wine Estates, Ltd.	2,544	30,527
Vicinity Centres	8,958	18,202
Wesfarmers, Ltd.	1,582	50,703
Westfield Corp.	2,985	17,784
Westpac Banking Corp.	9,412	238,077
Woodside Petroleum, Ltd.	2,589	61,003
Woolworths, Ltd.	3,848	76,358
Austria - 0.2%		116,294
ANDRITZ AG	249	14,080
Erste Group Bank AG (B)	1,027	44,135
OMV AG	321	19,288
Raiffeisen Bank International AG (B)	328	11,429
Telekom Austria AG (B)	137	1,285
Verbund AG	165	4,011
voestalpine AG	401	22,066
Belgium - 1.5%		785,724
Ackermans & van Haaren NV	218	37,345
Ageas	2,034	98,678
Anheuser-Busch InBev SA	1,954	239,127
bpost SA	427	12,045
Colruyt SA	707	36,165
KBC Group NV	1,214	100,850
Proximus SADP	1,281	42,546
Solvay SA	634	94,206
Telenet Group Holding NV (B)	135	9,339
UCB SA	721	52,487
Umicore SA	1,408	62,936
Chile - 0.1%		38,153
Antofagasta PLC	3,010	38,153
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark - 1.8%		$971,143
A.P. Moller - Maersk A/S, Series A	15	27,804
A.P. Moller - Maersk A/S, Series B	14	26,893
Carlsberg A/S, Class B	366	41,799
Chr. Hansen Holding A/S	669	58,546
Coloplast A/S, B Shares	270	23,755
Danske Bank A/S	1,635	62,379
DSV A/S	1,449	112,062
Genmab A/S (B)	193	38,977
H Lundbeck A/S	477	28,347
ISS A/S	765	32,384
Novo Nordisk A/S, B Shares	4,514	224,583
Novozymes A/S, B Shares	2,635	145,536
Orsted A/S (C)	287	16,085
Pandora A/S (A)	374	35,306
Vestas Wind Systems A/S	1,096	96,687
Finland - 1.2%		618,725
Elisa OYJ	1,089	43,882
Fortum OYJ	1,394	29,604
Kesko OYJ, B Shares	115	5,875
Kone OYJ, Class B	1,169	63,284
Neste OYJ	680	37,889
Nokia OYJ	9,966	48,947
Nokian Renkaat OYJ	868	39,810
Orion OYJ, Class A	128	5,250
Orion OYJ, Class B	749	30,714
Sampo OYJ, A Shares	864	45,273
Stora Enso OYJ, R Shares	9,387	146,862
UPM-Kymmene OYJ	2,946	88,544
Wartsila OYJ ABP	509	32,791
France - 9.9%		5,327,903
Aeroports de Paris	128	21,562
Air Liquide SA	1,441	183,481
Airbus SE	1,321	135,038
Atos SE	407	63,250
AXA SA	5,943	179,521
BNP Paribas SA	2,770	216,332
Bouygues SA	3,680	176,689
Capgemini SE	1,033	125,574
Carrefour SA	5,062	101,900
Cie de Saint-Gobain	3,819	224,049
Cie Generale des Etablissements Michelin	1,830	264,777
CNP Assurances	717	16,685
Credit Agricole SA	3,909	68,216
Danone SA	1,433	117,090
Dassault Systemes SA	995	105,677
Electricite de France SA	4,330	56,697
Engie SA (A)	8,258	139,588
Essilor International SA	720	91,174
Hermes International	57	29,585
Iliad SA	192	47,944
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Kering	103	$47,216
Legrand SA	2,147	159,498
L'Oreal SA	552	122,855
LVMH Moet Hennessy Louis Vuitton SE	814	242,852
Natixis SA	7,269	57,007
Orange SA	14,533	238,462
Pernod Ricard SA	241	36,147
Peugeot SA	7,945	188,489
Publicis Groupe SA	1,448	94,396
Renault SA	1,979	196,285
Safran SA	1,071	112,826
Sanofi	2,386	225,951
Schneider Electric SE (B)	743	65,306
Societe Generale SA	2,436	135,648
Sodexo SA	766	97,489
Thales SA	824	85,894
TOTAL SA	6,197	345,583
Unibail-Rodamco SE	318	79,592
Valeo SA	1,651	111,746
Vinci SA (A)	1,700	166,454
Vivendi SA	6,174	153,378
Germany - 9.6%		5,127,999
adidas AG	511	113,730
Allianz SE	1,267	294,239
BASF SE	3,635	396,443
Bayer AG	2,270	295,384
Bayerische Motoren Werke AG	2,096	213,652
Beiersdorf AG	541	60,692
Commerzbank AG (B)	4,566	62,580
Continental AG	379	96,206
Covestro AG (C)	693	66,490
Daimler AG	4,319	358,690
Deutsche Bank AG	13,375	217,358
Deutsche Boerse AG	404	41,736
Deutsche Post AG	2,296	105,170
Deutsche Telekom AG	10,560	192,401
Deutsche Wohnen SE	5,246	223,461
E.ON SE	21,492	253,626
Evonik Industries AG	1,885	68,689
Fresenius Medical Care AG & Company KGaA	1,143	110,544
Fresenius SE & Company KGaA	1,406	117,455
Hannover Rueck SE	460	57,687
HeidelbergCement AG	1,360	138,582
Henkel AG & Company KGaA	163	20,546
Infineon Technologies AG	5,642	154,490
Innogy SE (C)	1,535	71,439
Linde AG (B)	644	138,755
MAN SE	190	21,001
Merck KGaA	179	19,161
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	1,103	$246,773
RWE AG	4,855	121,374
SAP SE	1,323	150,516
Siemens AG	1,552	221,480
Telefonica Deutschland Holding AG	5,283	26,852
thyssenkrupp AG	3,495	93,258
TUI AG	3,124	56,420
Volkswagen AG	187	34,725
Vonovia SE	6,056	266,394
Hong Kong - 3.2%		1,708,559
AIA Group, Ltd.	22,802	171,560
BOC Hong Kong Holdings, Ltd.	13,295	63,307
Cathay Pacific Airways, Ltd. (B)	9,289	15,883
Chow Tai Fook Jewellery Group, Ltd.	11,826	12,354
CK Asset Holdings, Ltd.	8,896	73,147
CK Hutchison Holdings, Ltd.	9,273	117,728
CK Infrastructure Holdings, Ltd.	1,429	12,437
CLP Holdings, Ltd.	6,571	66,832
Dairy Farm International Holdings, Ltd.	800	6,544
Galaxy Entertainment Group, Ltd.	7,641	52,006
Hang Lung Properties, Ltd.	17,522	40,246
Hang Seng Bank, Ltd.	1,689	39,985
Henderson Land Development Company, Ltd.	3,733	24,331
HK Electric Investments & HK Electric Investments, Ltd. (C)	31,290	28,796
HKT Trust & HKT, Ltd.	37,337	45,608
Hong Kong & China Gas Company, Ltd.	11,533	21,849
Hong Kong Exchanges & Clearing, Ltd.	4,108	114,366
Hongkong Land Holdings, Ltd.	1,800	13,050
I-CABLE Communications, Ltd. (B)	3,412	107
Kingston Financial Group, Ltd.	20,124	15,528
Link REIT	6,526	54,831
MTR Corp., Ltd.	5,240	30,358
New World Development Company, Ltd.	66,876	99,605
NWS Holdings, Ltd.	16,001	32,364
Power Assets Holdings, Ltd.	7,573	65,618
Shangri-La Asia, Ltd.	4,000	7,957
Sino Land Company, Ltd.	34,548	59,515
Sun Hung Kai Properties, Ltd.	4,162	68,070
Swire Pacific, Ltd., Class A	3,865	38,170
Swire Pacific, Ltd., Class B	5,628	9,724
Swire Properties, Ltd.	7,601	25,672
Techtronic Industries Company, Ltd.	10,433	61,179
The Bank of East Asia, Ltd.	14,953	65,548
The Wharf Holdings, Ltd.	3,992	36,303
Wheelock & Company, Ltd.	10,075	70,121
Yue Yuen Industrial Holdings, Ltd.	12,488	47,860
Ireland - 0.8%		410,688
Bank of Ireland Group PLC (B)	3,185	24,963
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland (continued)
CRH PLC	2,715	$102,381
DCC PLC	469	44,469
James Hardie Industries PLC	1,214	18,514
Kerry Group PLC, Class A	513	51,664
Kingspan Group PLC	604	25,260
Paddy Power Betfair PLC	179	18,309
Shire PLC	1,430	70,661
Smurfit Kappa Group PLC	1,826	54,467
Israel - 0.3%		135,541
Azrieli Group, Ltd.	60	3,386
Bank Hapoalim BM	2,629	18,609
Bank Leumi Le-Israel BM	6,483	35,854
Bezeq The Israeli Telecommunication Corp., Ltd.	7,071	10,561
Check Point Software Technologies, Ltd. (B)	112	13,184
Elbit Systems, Ltd.	37	5,486
Israel Chemicals, Ltd.	1,136	4,737
Taro Pharmaceutical Industries, Ltd. (A)(B)	11	1,237
Teva Pharmaceutical Industries, Ltd.	3,111	42,487
Italy - 2.0%		1,067,788
Assicurazioni Generali SpA	2,239	40,794
Atlantia SpA	1,051	34,282
Banca Mediolanum SpA	1,282	10,925
Banco BPM SpA (B)	6,308	22,001
Davide Campari-Milano SpA	3,137	25,143
Enel SpA	17,797	110,401
Eni SpA	5,861	95,862
Ferrari NV	419	50,227
Intesa Sanpaolo SpA	27,158	91,306
Intesa Sanpaolo SpA	2,392	7,546
Leonardo SpA	2,885	49,842
Luxottica Group SpA	390	22,371
Mediobanca SpA	6,203	67,998
Moncler SpA	680	19,313
Parmalat SpA	1,061	4,017
Poste Italiane SpA (C)	2,810	20,541
PRADA SpA	3,898	13,490
Prysmian SpA	1,468	50,620
Recordati SpA	784	36,451
Snam SpA	7,895	40,339
Telecom Italia SpA (B)	52,287	45,379
Telecom Italia SpA	70,078	49,840
Terna Rete Elettrica Nazionale SpA	9,796	59,113
UniCredit SpA (B)	4,298	82,264
UnipolSai Assicurazioni SpA	7,778	17,723
Japan - 24.4%		13,056,565
ABC-Mart, Inc.	200	10,068
Acom Company, Ltd. (A)(B)	1,900	7,859
Aeon Company, Ltd.	5,300	81,648
AEON Financial Service Company, Ltd.	600	12,815
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Aisin Seiki Company, Ltd.	1,200	$61,674
Ajinomoto Company, Inc.	800	16,027
Alps Electric Company, Ltd. (A)	1,400	42,445
ANA Holdings, Inc.	2,800	107,091
Aozora Bank, Ltd.	800	31,154
Asahi Glass Company, Ltd.	1,200	46,783
Asahi Group Holdings, Ltd.	1,000	45,419
Asahi Kasei Corp.	10,600	127,707
Astellas Pharma, Inc.	2,900	38,499
Bandai Namco Holdings, Inc.	1,500	51,153
Bridgestone Corp.	3,600	170,765
Brother Industries, Ltd.	1,600	38,567
Calbee, Inc.	800	26,859
Canon, Inc.	1,500	56,011
Casio Computer Company, Ltd. (A)	600	8,808
Central Japan Railway Company	600	108,616
Chubu Electric Power Company, Inc.	4,000	51,289
Chugai Pharmaceutical Company, Ltd.	300	14,257
Coca-Cola Bottlers Japan, Inc.	400	13,905
Concordia Financial Group, Ltd.	7,800	40,843
Dai Nippon Printing Company, Ltd.	2,600	61,894
Daicel Corp.	1,400	17,323
Daifuku Company, Ltd.	500	24,245
Dai-ichi Life Holdings, Inc.	3,600	67,878
Daiichi Sankyo Company, Ltd.	1,700	38,898
Daikin Industries, Ltd.	700	76,820
Daito Trust Construction Company, Ltd.	200	34,912
Daiwa House Industry Company, Ltd.	1,300	47,364
Daiwa Securities Group, Inc.	4,000	24,842
Denso Corp.	1,100	59,942
Dentsu, Inc.	300	12,739
Disco Corp.	100	22,996
Don Quijote Holdings Company, Ltd.	1,000	41,670
East Japan Railway Company	2,000	193,083
Eisai Company, Ltd.	400	22,167
Electric Power Development Company, Ltd.	1,500	37,556
FamilyMart UNY Holdings Company, Ltd.	400	22,670
FANUC Corp.	200	46,414
Fast Retailing Company, Ltd.	200	66,197
FUJIFILM Holdings Corp.	1,400	56,996
Fujitsu, Ltd.	6,000	46,382
Hamamatsu Photonics KK	400	12,866
Hankyu Hanshin Holdings, Inc.	2,900	112,422
Hikari Tsushin, Inc.	100	12,902
Hino Motors, Ltd.	3,400	43,416
Hirose Electric Company, Ltd.	100	14,952
Hisamitsu Pharmaceutical Company, Inc.	200	10,965
Hitachi Chemical Company, Ltd.	1,200	33,952
Hitachi Construction Machinery Company, Ltd.	700	23,810
Hitachi High-Technologies Corp.	200	8,299
Hitachi Metals, Ltd.	2,300	29,593
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Hitachi, Ltd.	28,000	$221,033
Honda Motor Company, Ltd.	5,400	167,422
Hoshizaki Corp.	300	28,276
Hoya Corp.	1,300	70,234
Hulic Company, Ltd.	1,400	14,354
Idemitsu Kosan Company, Ltd.	900	26,098
Iida Group Holdings Company, Ltd.	1,100	20,968
Inpex Corp.	3,300	34,981
Isetan Mitsukoshi Holdings, Ltd. (A)	3,100	33,502
Isuzu Motors, Ltd.	2,500	36,269
ITOCHU Corp.	5,200	90,518
Japan Airlines Company, Ltd.	1,700	57,898
Japan Exchange Group, Inc.	3,700	66,133
Japan Post Bank Company, Ltd.	1,000	12,594
Japan Post Holdings Company, Ltd.	1,100	12,662
Japan Post Insurance Company, Ltd.	100	2,153
Japan Real Estate Investment Corp.	4	18,727
Japan Retail Fund Investment Corp.	7	12,407
Japan Tobacco, Inc.	3,000	98,926
JFE Holdings, Inc.	1,800	38,335
JGC Corp.	800	13,299
JSR Corp.	700	13,479
JTEKT Corp.	3,800	62,068
JXTG Holdings, Inc.	16,200	83,146
Kajima Corp.	10,000	103,230
Kansai Paint Company, Ltd.	800	20,466
Kao Corp.	1,600	96,256
Kawasaki Heavy Industries, Ltd.	1,800	62,255
KDDI Corp.	5,800	154,354
Keikyu Corp.	1,600	32,935
Keio Corp.	399	17,311
Keisei Electric Railway Company, Ltd.	200	6,002
Keyence Corp.	100	55,294
Kikkoman Corp.	400	13,658
Kintetsu Group Holdings Company, Ltd.	1,600	61,251
Kirin Holdings Company, Ltd.	3,000	71,403
Koito Manufacturing Company, Ltd.	400	26,542
Komatsu, Ltd.	1,300	42,296
Konami Holdings Corp.	600	29,042
Konica Minolta, Inc.	5,800	50,430
Kose Corp.	200	24,166
Kubota Corp.	1,500	28,005
Kuraray Company, Ltd.	5,900	115,425
Kyocera Corp.	1,100	73,020
Kyowa Hakko Kirin Company, Ltd.	300	5,513
Kyushu Electric Power Company, Inc.	6,800	77,198
Kyushu Railway Company	300	9,571
Lawson, Inc.	500	32,562
LINE Corp. (B)	100	4,105
Lion Corp.	1,500	28,725
LIXIL Group Corp.	3,500	95,793
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
M3, Inc.	1,200	$35,642
Makita Corp.	300	12,541
Marubeni Corp.	5,700	37,958
Mazda Motor Corp.	6,400	91,356
Mebuki Financial Group, Inc.	4,900	20,268
MEIJI Holdings Company, Ltd.	400	32,597
MINEBEA MITSUMI, Inc.	2,300	41,737
MISUMI Group, Inc.	1,200	32,738
Mitsubishi Chemical Holdings Corp.	12,300	127,460
Mitsubishi Corp.	4,500	104,886
Mitsubishi Electric Corp.	3,100	52,694
Mitsubishi Estate Company, Ltd.	1,600	28,802
Mitsubishi Gas Chemical Company, Inc.	1,200	29,137
Mitsubishi Heavy Industries, Ltd.	1,200	46,667
Mitsubishi Materials Corp.	1,100	41,530
Mitsubishi Motors Corp.	1,000	7,929
Mitsubishi Tanabe Pharma Corp.	300	6,585
Mitsubishi UFJ Financial Group, Inc.	34,200	229,495
Mitsubishi UFJ Lease & Finance Company, Ltd.	6,400	33,456
Mitsui & Company, Ltd.	5,900	87,698
Mitsui Chemicals, Inc.	2,800	85,752
Mitsui Fudosan Company, Ltd.	2,000	46,220
Mizuho Financial Group, Inc.	60,200	108,554
MS&AD Insurance Group Holdings, Inc.	1,400	47,250
Murata Manufacturing Company, Ltd.	500	77,840
NEC Corp.	3,100	84,573
Nexon Company, Ltd. (B)	300	8,026
NGK Insulators, Ltd.	1,800	35,246
NGK Spark Plug Company, Ltd.	1,100	24,773
NH Foods, Ltd.	1,000	28,690
Nidec Corp.	500	65,982
Nikon Corp.	2,900	54,692
Nintendo Company, Ltd.	100	38,546
Nippon Building Fund, Inc.	4	19,291
Nippon Express Company, Ltd.	1,300	82,029
Nippon Paint Holdings Company, Ltd.	300	10,508
Nippon Steel & Sumitomo Metal Corp.	2,800	66,556
Nippon Telegraph & Telephone Corp.	8,100	390,137
Nissan Chemical Industries, Ltd.	400	14,838
Nissan Motor Company, Ltd.	15,000	145,010
Nisshin Seifun Group, Inc.	300	5,251
Nissin Foods Holdings Company, Ltd.	300	18,824
Nitori Holdings Company, Ltd.	300	43,444
Nitto Denko Corp.	300	27,735
Nomura Holdings, Inc.	9,700	55,385
Nomura Real Estate Master Fund, Inc.	11	13,756
Nomura Research Institute, Ltd.	200	8,422
NSK, Ltd.	6,100	86,698
NTT Data Corp.	2,400	27,817
NTT DOCOMO, Inc.	4,400	106,137
Obayashi Corp.	9,900	128,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Obic Company, Ltd.	200	$13,148
Odakyu Electric Railway Company, Ltd.	2,100	40,843
Oji Holdings Corp.	7,000	40,781
Olympus Corp.	1,000	36,874
Omron Corp.	600	33,371
Ono Pharmaceutical Company, Ltd.	500	11,430
Oracle Corp. Japan	400	33,618
Oriental Land Company, Ltd.	600	47,808
ORIX Corp.	7,600	129,654
Osaka Gas Company, Ltd.	4,400	84,743
Otsuka Corp.	400	27,106
Otsuka Holdings Company, Ltd.	500	20,822
Panasonic Corp.	7,700	115,232
Pola Orbis Holdings, Inc.	300	9,505
Rakuten, Inc.	1,400	14,896
Recruit Holdings Company, Ltd.	2,300	56,189
Resona Holdings, Inc.	7,600	40,679
Ricoh Company, Ltd.	5,700	52,470
Rinnai Corp.	100	8,528
Rohm Company, Ltd.	800	73,643
Ryohin Keikaku Company, Ltd.	100	29,394
Santen Pharmaceutical Company, Ltd.	1,300	20,582
Secom Company, Ltd.	400	30,193
Seibu Holdings, Inc.	1,400	24,875
Seiko Epson Corp.	1,000	23,726
Sekisui Chemical Company, Ltd.	4,700	94,141
Sekisui House, Ltd.	2,000	37,156
Seven & i Holdings Company, Ltd.	2,700	108,637
Seven Bank, Ltd.	4,600	16,922
Sharp Corp. (B)	200	6,310
Shimadzu Corp.	800	16,531
Shimano, Inc.	100	13,614
Shimizu Corp.	8,300	97,076
Shin-Etsu Chemical Company, Ltd.	500	52,407
Shinsei Bank, Ltd.	2,000	33,459
Shionogi & Company, Ltd.	600	32,141
Shiseido Company, Ltd.	700	28,787
SMC Corp.	100	38,053
SoftBank Group Corp.	2,500	218,846
Sohgo Security Services Company, Ltd.	200	9,575
Sompo Holdings, Inc.	1,000	39,945
Sony Corp.	2,300	89,324
Sony Financial Holdings, Inc.	1,300	21,371
Stanley Electric Company, Ltd.	1,200	43,985
Start Today Company, Ltd.	1,400	38,071
Subaru Corp.	1,900	65,011
Sumitomo Chemical Company, Ltd.	21,000	146,739
Sumitomo Corp.	3,900	56,065
Sumitomo Dainippon Pharma Company, Ltd.	900	12,807
Sumitomo Electric Industries, Ltd.	2,300	38,893
Sumitomo Metal Mining Company, Ltd.	1,000	39,215
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	3,900	$155,032
Sumitomo Mitsui Trust Holdings, Inc.	900	35,206
Sundrug Company, Ltd.	400	17,372
Suntory Beverage & Food, Ltd.	300	13,702
Suruga Bank, Ltd.	700	15,820
Suzuki Motor Corp.	1,200	65,212
Sysmex Corp.	500	34,014
T&D Holdings, Inc.	3,100	47,702
Taisei Corp.	600	33,107
Taisho Pharmaceutical Holdings Company, Ltd.	300	22,732
Taiyo Nippon Sanso Corp.	1,100	13,098
Takeda Pharmaceutical Company, Ltd.	1,000	56,279
TDK Corp.	1,500	114,450
Terumo Corp.	700	28,984
The Chiba Bank, Ltd.	7,000	53,102
The Chugoku Electric Power Company, Inc.	3,300	36,621
The Kansai Electric Power Company, Inc.	3,900	53,113
The Shizuoka Bank, Ltd.	5,000	48,271
Tobu Railway Company, Ltd.	3,200	93,496
Toho Company, Ltd.	300	9,901
Tohoku Electric Power Company, Inc.	8,500	110,860
Tokio Marine Holdings, Inc.	2,300	98,271
Tokyo Electric Power Company Holdings, Inc. (B)	17,600	71,868
Tokyo Electron, Ltd.	300	52,156
Tokyo Gas Company, Ltd.	1,300	32,268
Tokyu Corp.	2,100	31,603
Toppan Printing Company, Ltd.	5,000	50,515
Toray Industries, Inc.	2,900	29,184
Toshiba Corp. (A)(B)	7,000	20,268
Tosoh Corp.	2,200	47,202
TOTO, Ltd.	1,000	48,667
Toyota Industries Corp.	500	30,406
Toyota Motor Corp.	6,900	424,457
Toyota Tsusho Corp.	700	25,257
Trend Micro, Inc.	1,100	58,567
Tsuruha Holdings, Inc.	200	24,694
Unicharm Corp.	1,400	31,695
United Urban Investment Corp.	4	5,748
USS Company, Ltd.	1,700	34,111
West Japan Railway Company	1,000	70,166
Yahoo Japan Corp.	4,400	19,632
Yakult Honsha Company, Ltd.	100	8,220
Yamada Denki Company, Ltd.	4,400	23,311
Yamaha Corp.	600	23,445
Yamaha Motor Company, Ltd.	2,200	65,247
Yamato Holdings Company, Ltd.	900	18,308
Yamazaki Baking Company, Ltd.	600	10,772
Yaskawa Electric Corp.	1,700	60,442
Jersey, Channel Islands - 0.1%		47,333
Randgold Resources, Ltd.	482	47,333
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Luxembourg - 0.3%		$178,937
ArcelorMittal (B)	2,123	60,878
Millicom International Cellular SA	1,344	85,969
RTL Group SA	303	22,481
Tenaris SA	702	9,609
Macau - 0.1%		69,756
MGM China Holdings, Ltd.	5,274	11,884
Sands China, Ltd.	6,669	31,414
Wynn Macau, Ltd.	10,321	26,458
Mexico - 0.0%		23,117
Fresnillo PLC	1,337	23,117
Netherlands - 3.9%		2,076,075
ABN AMRO Group NV (C)	2,471	76,326
Akzo Nobel NV	3,593	325,394
Altice NV, Class A (B)	940	17,734
Altice NV, Class B (B)	258	4,866
ASML Holding NV	639	115,234
Heineken Holding NV	208	19,312
Heineken NV	554	53,993
ING Groep NV	10,054	185,759
Koninklijke Ahold Delhaize NV	2,508	47,200
Koninklijke DSM NV	1,260	107,504
Koninklijke KPN NV	48,634	167,929
Koninklijke Philips NV	3,228	131,447
NN Group NV	2,015	84,412
Royal Dutch Shell PLC, A Shares	10,647	334,451
Royal Dutch Shell PLC, B Shares	9,052	291,079
Wolters Kluwer NV	2,314	113,435
New Zealand - 0.1%		54,999
Auckland International Airport, Ltd.	2,203	9,402
Fisher & Paykel Healthcare Corp., Ltd.	786	7,134
Fletcher Building, Ltd.	935	4,714
Mercury NZ, Ltd.	2,436	5,490
Meridian Energy, Ltd.	4,492	8,770
Ryman Healthcare, Ltd.	517	3,294
Spark New Zealand, Ltd.	6,424	16,195
Norway - 0.6%		315,191
Aker BP ASA	566	12,991
DNB ASA	2,758	53,091
Gjensidige Forsikring ASA	331	6,218
Marine Harvest ASA (B)	733	14,289
Norsk Hydro ASA	2,932	22,630
Orkla ASA (A)	950	9,283
Schibsted ASA, B Shares	359	8,403
Schibsted ASA, Class A	517	13,307
Statoil ASA (A)	5,600	113,206
Telenor ASA (A)	2,133	45,231
Yara International ASA	349	16,542
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Portugal - 0.1%		$73,480
EDP - Energias de Portugal SA	8,151	29,085
Galp Energia SGPS SA	992	18,444
Jeronimo Martins SGPS SA	1,428	25,951
Singapore - 1.0%		555,456
Ascendas Real Estate Investment Trust	5,700	11,464
CapitaLand Mall Trust (A)	7,600	11,268
CapitaLand, Ltd.	8,800	23,705
City Developments, Ltd.	3,500	33,243
ComfortDelGro Corp., Ltd.	9,600	14,234
DBS Group Holdings, Ltd.	5,858	97,949
Genting Singapore PLC	9,400	8,418
Global Logistic Properties, Ltd.	3,600	8,773
Hutchison Port Holdings Trust	27,000	11,610
Jardine Cycle & Carriage, Ltd.	300	8,674
Keppel Corp., Ltd.	4,900	26,974
Oversea-Chinese Banking Corp., Ltd.	4,100	35,812
Sembcorp Industries, Ltd.	3,400	8,235
Singapore Airlines, Ltd.	2,300	17,338
Singapore Exchange, Ltd.	4,600	25,897
Singapore Technologies Engineering, Ltd.	5,400	13,793
Singapore Telecommunications, Ltd.	28,000	77,070
United Overseas Bank, Ltd.	6,324	114,281
Wilmar International, Ltd.	2,700	6,718
South Africa - 0.3%		157,254
Investec PLC	3,925	26,869
Mediclinic International PLC (A)	3,388	26,185
Mondi PLC	4,309	104,200
Spain - 3.3%		1,774,123
Abertis Infraestructuras SA	5,200	112,492
Aena SME SA (C)	233	42,751
Amadeus IT Group SA	3,012	204,389
Banco Bilbao Vizcaya Argentaria SA	14,802	129,551
Banco de Sabadell SA	22,561	45,180
Banco Santander SA	44,700	303,223
Bankia SA	6,533	31,196
CaixaBank SA (A)	12,274	57,452
EDP Renovaveis SA	1,389	11,489
Endesa SA	1,869	42,784
Ferrovial SA	1,810	39,325
Gas Natural SDG SA	2,448	52,388
Grifols SA	2,324	72,760
Iberdrola SA	18,424	148,911
Industria de Diseno Textil SA (A)	3,578	133,778
Red Electrica Corp. SA	2,674	59,218
Repsol SA	7,343	137,595
Telefonica SA	14,263	149,641
Sweden - 2.9%		1,570,113
Alfa Laval AB	3,008	76,208
Assa Abloy AB, B Shares	1,370	28,916
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Atlas Copco AB, A Shares	1,799	$78,907
Atlas Copco AB, B Shares	1,061	42,139
Boliden AB	2,330	81,546
Electrolux AB, Series B	828	29,275
Essity AB, Class B (B)	1,177	35,190
Fastighets AB Balder, B Shares (B)	403	10,494
Getinge AB, B Shares	1,754	34,528
Hennes & Mauritz AB, B Shares (A)	2,746	68,947
Hexagon AB, B Shares	291	14,922
Husqvarna AB, B Shares	2,974	29,059
ICA Gruppen AB	886	32,681
Lundin Petroleum AB (B)	794	18,674
Nordea Bank AB	7,901	95,509
Sandvik AB	3,302	60,307
Securitas AB, B Shares	1,919	33,673
Skandinaviska Enskilda Banken AB, Series A	3,557	43,847
Skandinaviska Enskilda Banken AB, Series C	51	631
Skanska AB, B Shares	1,234	27,077
SKF AB, B Shares	5,864	136,377
Svenska Cellulosa AB SCA, B Shares	6,535	61,355
Svenska Handelsbanken AB, A Shares	4,415	63,284
Svenska Handelsbanken AB, B Shares	219	3,165
Swedbank AB, A Shares	2,893	71,808
Swedish Match AB	752	28,331
Tele2 AB, B Shares	4,570	58,136
Telefonaktiebolaget LM Ericsson, B Shares	8,351	52,569
Telia Company AB	11,472	53,100
Trelleborg AB, B Shares	1,408	34,881
Volvo AB, A Shares	1,364	27,030
Volvo AB, B Shares	6,941	137,547
Switzerland - 8.1%		4,315,242
ABB, Ltd.	6,444	168,599
Cie Financiere Richemont SA	1,773	163,640
Coca-Cola HBC AG (B)	2,130	71,986
Credit Suisse Group AG (B)	17,724	279,694
Ferguson PLC	1,954	136,617
Givaudan SA	59	131,874
Glencore PLC (B)	25,980	125,236
Kuehne + Nagel International AG	345	60,292
LafargeHolcim, Ltd. (B)	3,508	198,310
Lonza Group AG (B)	317	84,275
Nestle SA	6,906	581,273
Novartis AG	5,743	473,590
Partners Group Holding AG	74	49,813
Roche Holding AG	1,656	382,933
Roche Holding AG, BR Shares	139	32,324
Schindler Holding AG	311	70,543
Schindler Holding AG	148	32,709
SGS SA	23	56,854
Sika AG	10	74,087
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
STMicroelectronics NV	2,566	$60,383
Swiss Re AG	3,060	288,103
Swisscom AG	314	158,764
The Swatch Group AG	247	18,634
The Swatch Group AG, BR Shares	202	79,236
UBS Group AG (B)	8,086	137,741
Zurich Insurance Group AG	1,302	397,732
United Kingdom - 16.1%		8,630,436
3i Group PLC	14,078	179,658
Admiral Group PLC	1,401	35,795
Anglo American PLC (A)	15,551	293,244
Ashtead Group PLC	3,800	97,897
Associated British Foods PLC	669	29,601
AstraZeneca PLC	3,189	213,097
Aviva PLC	28,138	188,698
BAE Systems PLC	23,673	186,576
Barclays PLC	43,622	107,717
Barratt Developments PLC	7,553	65,646
BP PLC	51,512	349,004
British American Tobacco PLC	4,103	265,400
BT Group PLC	16,649	57,550
Bunzl PLC	2,669	83,114
Burberry Group PLC	3,972	100,323
Centrica PLC	49,286	111,133
CNH Industrial NV	7,867	100,536
Coca-Cola European Partners PLC	927	38,029
Compass Group PLC	5,439	119,392
ConvaTec Group PLC (C)	2,163	5,627
Diageo PLC	7,299	249,297
Direct Line Insurance Group PLC	7,381	36,433
Experian PLC	9,539	200,904
Fiat Chrysler Automobiles NV (B)	8,803	152,185
GKN PLC	19,707	82,959
GlaxoSmithKline PLC	12,667	228,347
Hargreaves Lansdown PLC	2,011	42,247
HSBC Holdings PLC	49,337	481,092
Imperial Brands PLC	3,091	126,035
Informa PLC	1,537	14,226
InterContinental Hotels Group PLC	756	41,884
International Consolidated Airlines Group SA	13,102	110,658
Intertek Group PLC	1,148	82,703
ITV PLC	31,072	67,876
Johnson Matthey PLC	2,261	101,514
Kingfisher PLC	23,029	95,597
Land Securities Group PLC	2,558	32,814
Legal & General Group PLC	45,027	159,649
Lloyds Banking Group PLC	162,802	147,638
London Stock Exchange Group PLC	1,997	99,739
National Grid PLC	11,395	137,096
Next PLC	1,263	82,535
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Old Mutual PLC	59,282	$150,362
Persimmon PLC	1,858	69,135
Prudential PLC	3,402	83,668
Reckitt Benckiser Group PLC	1,966	175,834
RELX NV	3,505	79,172
RELX PLC	3,669	84,436
Rentokil Initial PLC	7,868	35,085
Rio Tinto PLC	3,852	181,515
Rio Tinto, Ltd.	1,443	76,841
Rolls-Royce Holdings PLC (B)	18,689	241,480
Rolls-Royce Holdings PLC (B)	859,694	1,142
Royal Bank of Scotland Group PLC (B)	8,593	32,236
RSA Insurance Group PLC	7,375	61,602
Schroders PLC	938	43,509
Schroders PLC, Non-Voting Shares	328	10,976
Severn Trent PLC	1,834	51,413
Sky PLC (B)	6,146	76,964
Smith & Nephew PLC	6,678	126,015
Smiths Group PLC	2,774	57,871
SSE PLC	6,747	123,823
St. James's Place PLC	3,399	53,126
Standard Chartered PLC (B)	7,397	73,711
Standard Life Aberdeen PLC	18,587	106,086
Taylor Wimpey PLC	23,541	62,366
Tesco PLC	27,528	66,312
The British Land Company PLC	3,123	24,925
The Sage Group PLC	8,199	81,169
Unilever NV	2,475	143,889
Unilever PLC	3,635	206,093
United Utilities Group PLC	8,073	89,302
Vodafone Group PLC	119,435	341,950
Whitbread PLC	1,529	74,984
Wm Morrison Supermarkets PLC	15,702	46,749
Worldpay Group PLC (C)	11,499	61,997
WPP PLC	1,876	33,233
United States - 0.1%		39,460
Carnival PLC	257	16,931
Samsonite International SA	5,400	22,529

PREFERRED SECURITIES - 0.6%		$325,572
(Cost $274,377)
Germany - 0.5%		277,914
Bayerische Motoren Werke AG	588	51,319
Henkel AG & Company KGaA	221	31,023
Porsche Automobil Holding SE	626	45,440
RWE AG	323	6,111
Volkswagen AG	793	144,021
Spain - 0.1%		47,658

Grifols SA, Class B	2,062	47,658
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%		$3,006
(Cost $2,948)
Banco Santander SA (Expiration Date: 11-6-17) (B)(D)	44,700	$2,135
Ferrovial SA (Expiration Date: 11-13-17) (B)(D)	1,810	871

SECURITIES LENDING COLLATERAL - 2.2%		$1,175,566
(Cost $1,175,597)
John Hancock Collateral Trust, 1.1946% (E)(F)	117,491	1,175,566

SHORT-TERM INVESTMENTS - 0.1%		$87,804
(Cost $87,804)
Money market funds - 0.1%		87,804
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (E)	87,804	87,804
Total investments (Multifactor Developed International ETF) (Cost $49,272,164) - 101.7%		$54,480,048
Other assets and liabilities, net - (1.7%)		(931,412)
Total net assets - 100.0%		$53,548,636

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 10-31-17.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 10-31-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR ENERGY ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$27,409,465
(Cost $27,091,545)
Energy – 97.8%		26,837,073
Energy equipment and services – 11.6%
Baker Hughes, a GE Company	5,189	163,090
Core Laboratories NV	2,023	202,094
Halliburton Company	13,004	555,791
Helmerich & Payne, Inc. (A)	4,869	264,435
National Oilwell Varco, Inc.	15,769	539,142
Patterson-UTI Energy, Inc.	4,384	86,716
RPC, Inc. (A)	2,359	57,347
Schlumberger, Ltd.	11,112	711,168
TechnipFMC PLC (B)	18,435	504,935
Weatherford International PLC (A)(B)	27,107	94,061
Oil, gas and consumable fuels – 86.2%
Anadarko Petroleum Corp.	22,554	1,113,491
Andeavor	9,269	984,739
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (A)(B)	15,086	$292,668
Apache Corp.	17,133	708,792
Cabot Oil & Gas Corp.	13,135	363,840
Centennial Resource Development, Inc., Class A (A)(B)	3,646	70,842
Cheniere Energy Partners LP Holdings LLC	1,150	28,796
Cheniere Energy, Inc. (B)	5,945	277,869
Chevron Corp.	13,933	1,614,695
Cimarex Energy Company	3,613	422,468
Concho Resources, Inc. (B)	6,736	904,039
ConocoPhillips	14,792	756,611
Continental Resources, Inc. (B)	4,158	169,272
Devon Energy Corp.	18,911	697,816
Diamondback Energy, Inc. (B)	3,037	325,445
Energen Corp. (B)	5,320	275,044
EOG Resources, Inc.	11,072	1,105,761
EQT Corp. (A)	11,318	707,828
Exxon Mobil Corp.	19,553	1,629,743
Hess Corp.	11,904	525,681
HollyFrontier Corp.	8,290	306,316
Kinder Morgan, Inc.	62,555	1,132,871
Marathon Oil Corp.	35,683	507,412
Marathon Petroleum Corp.	24,436	1,459,807
Murphy Oil Corp.	11,426	305,646
Newfield Exploration Company (B)	7,602	234,066
Noble Energy, Inc.	28,995	808,091
Occidental Petroleum Corp.	15,411	995,088
Parsley Energy, Inc., Class A (B)	7,766	206,576
Phillips 66	6,010	547,391
Pioneer Natural Resources Company	5,977	894,578
Range Resources Corp. (A)	9,952	180,231
Rice Energy, Inc. (B)	8,504	241,088
RSP Permian, Inc. (B)	4,708	162,002
Tallgrass Energy GP LP	1,859	46,475
Targa Resources Corp.	9,288	385,452
The Williams Companies, Inc.	33,443	953,126
Valero Energy Corp.	14,297	1,127,890
WPX Energy, Inc. (B)	16,733	188,748
Information technology – 0.7%		198,503
Semiconductors and semiconductor equipment – 0.7%
First Solar, Inc. (B)	3,621	198,503
Utilities – 1.4%		373,889
Electric utilities – 1.4%
OGE Energy Corp.	10,149	373,889

SECURITIES LENDING COLLATERAL – 3.1%		$841,022
(Cost $841,044)
John Hancock Collateral Trust, 1.1946% (C)(D)	84,055	841,022
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%		$12,835
(Cost $12,835)
Money market funds – 0.0%		$12,835
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (C)	12,835	12,835
Total investments (Multifactor Energy ETF) (Cost $27,945,424) 103.0%		$28,263,322
Other assets and liabilities, net (3.0%)		(832,132)
Total net assets 100.0%		$27,431,190

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 10-31-17.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$52,696,432
(Cost $42,885,219)
Consumer discretionary – 0.6%		319,633
Internet and direct marketing retail – 0.2%
Liberty Ventures, Series A (A)	1,646	93,756
Media – 0.4%
Liberty Broadband Corp., Series A (A)	432	37,243
Liberty Broadband Corp., Series C (A)	2,161	188,634
Financials – 90.9%		47,941,451
Banks – 34.5%
Bank of America Corp.	80,501	2,204,922
Bank of Hawaii Corp.	654	53,373
Bank of the Ozarks	2,406	112,168
BankUnited, Inc.	2,292	79,876
BB&T Corp.	10,836	533,565
BOK Financial Corp.	574	49,634
CIT Group, Inc.	4,398	205,035
Citigroup, Inc.	22,859	1,680,137
Citizens Financial Group, Inc.	13,689	520,319
Comerica, Inc.	4,124	324,023
Commerce Bancshares, Inc.	2,883	167,675
Cullen/Frost Bankers, Inc.	1,508	148,538
East West Bancorp, Inc.	3,824	228,828
Fifth Third Bancorp	24,229	700,218
First Citizens BancShares, Inc., Class A	175	70,875
First Hawaiian, Inc.	1,032	30,176
First Horizon National Corp.	5,312	99,706
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Republic Bank	3,423	$333,400
FNB Corp.	3,544	47,809
Hancock Holding Company	1,371	66,836
Home BancShares, Inc.	2,313	51,996
Huntington Bancshares, Inc.	27,034	373,069
IBERIABANK Corp.	928	68,440
Investors Bancorp, Inc.	6,508	89,485
JPMorgan Chase & Co.	21,568	2,169,956
KeyCorp	26,053	475,467
M&T Bank Corp.	3,136	522,991
MB Financial, Inc.	971	44,608
PacWest Bancorp	2,845	137,470
People's United Financial, Inc.	8,609	160,644
Pinnacle Financial Partners, Inc.	735	48,657
Popular, Inc.	2,181	79,999
Prosperity Bancshares, Inc.	1,957	128,731
Regions Financial Corp.	38,289	592,714
Signature Bank (A)	1,357	176,424
SunTrust Banks, Inc.	11,335	682,480
SVB Financial Group (A)	1,317	288,792
Synovus Financial Corp.	2,770	129,775
Texas Capital Bancshares, Inc. (A)	848	72,970
The PNC Financial Services Group, Inc.	4,606	630,055
U.S. Bancorp	14,865	808,359
UMB Financial Corp.	564	41,471
Umpqua Holdings Corp.	5,333	109,113
United Bankshares, Inc.	946	34,009
Webster Financial Corp.	2,404	132,196
Wells Fargo & Company	35,115	1,971,356
Western Alliance Bancorp (A)	2,942	164,164
Wintrust Financial Corp.	1,051	85,436
Zions Bancorporation	5,408	251,256
Capital markets – 20.1%
Affiliated Managers Group, Inc.	1,250	233,125
Ameriprise Financial, Inc.	4,010	627,725
BGC Partners, Inc., Class A	2,370	35,953
BlackRock, Inc.	861	405,385
Cboe Global Markets, Inc.	2,043	230,982
CME Group, Inc.	3,062	420,015
E*TRADE Financial Corp. (A)	7,116	310,186
Eaton Vance Corp.	3,466	174,929
FactSet Research Systems, Inc.	1,218	231,262
Franklin Resources, Inc.	8,536	359,622
Intercontinental Exchange, Inc.	6,546	432,691
Invesco, Ltd.	9,182	328,624
Janus Henderson Group PLC	1,688	58,658
Lazard, Ltd., Class A	1,407	66,889
Legg Mason, Inc.	2,587	98,772
LPL Financial Holdings, Inc.	930	46,137
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	956	$166,344
Moody's Corp.	3,525	501,995
Morgan Stanley	12,963	648,150
Morningstar, Inc.	597	50,870
MSCI, Inc.	2,615	306,896
Nasdaq, Inc.	2,723	197,826
Northern Trust Corp.	5,709	533,906
Raymond James Financial, Inc.	3,427	290,541
S&P Global, Inc.	3,451	539,978
SEI Investments Company	3,948	254,685
State Street Corp.	4,178	384,376
T. Rowe Price Group, Inc.	5,972	554,799
TD Ameritrade Holding Corp.	6,668	333,333
The Bank of New York Mellon Corp.	10,081	518,667
The Charles Schwab Corp.	10,279	460,910
The Goldman Sachs Group, Inc.	3,271	793,152
Wins Finance Holdings, Inc. (A)(B)	9	1,890
Consumer finance – 6.7%
Ally Financial, Inc.	20,653	539,663
American Express Company	6,676	637,692
Capital One Financial Corp.	8,871	817,729
Credit Acceptance Corp. (A)	187	53,619
Discover Financial Services	8,052	535,700
Navient Corp.	11,358	141,521
OneMain Holdings, Inc. (A)	1,589	50,483
Santander Consumer USA Holdings, Inc. (A)	4,681	77,892
SLM Corp. (A)	9,020	95,522
Synchrony Financial	18,141	591,759
Diversified financial services – 4.6%
Berkshire Hathaway, Inc., Class B (A)	10,865	2,031,103
Leucadia National Corp.	7,502	189,801
Voya Financial, Inc.	5,069	203,571
Insurance – 24.2%
Aflac, Inc.	5,734	481,025
Alleghany Corp. (A)	388	219,693
American Financial Group, Inc.	2,029	214,039
American International Group, Inc.	8,153	526,765
Aon PLC	3,334	478,196
Arch Capital Group, Ltd. (A)	2,652	264,245
Arthur J. Gallagher & Company	4,017	254,397
Assurant, Inc.	2,082	209,553
Assured Guaranty, Ltd.	5,822	215,996
Athene Holding, Ltd., Class A (A)	1,733	90,341
Axis Capital Holdings, Ltd.	2,591	140,924
Brighthouse Financial, Inc. (A)	1,312	81,580
Brown & Brown, Inc.	3,423	170,602
Chubb, Ltd.	3,198	482,321
Cincinnati Financial Corp.	3,172	222,579
CNA Financial Corp.	866	46,877
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Enstar Group, Ltd. (A)	250	$56,950
Erie Indemnity Company, Class A	731	88,305
Everest Re Group, Ltd.	1,138	270,218
First American Financial Corp.	2,901	157,872
FNF Group	5,780	216,288
Lincoln National Corp.	5,970	452,407
Loews Corp.	7,314	362,116
Markel Corp. (A)	244	264,569
Marsh & McLennan Companies, Inc.	6,523	527,906
MetLife, Inc.	9,209	493,418
Old Republic International Corp.	7,707	156,375
Primerica, Inc.	709	62,747
Principal Financial Group, Inc.	7,242	476,886
Prudential Financial, Inc.	5,674	626,750
Reinsurance Group of America, Inc.	2,051	306,378
RenaissanceRe Holdings, Ltd.	1,093	151,227
The Allstate Corp.	4,948	464,419
The Hanover Insurance Group, Inc.	1,177	115,793
The Hartford Financial Services Group, Inc.	11,924	656,416
The Progressive Corp.	7,353	357,723
The Travelers Companies, Inc.	5,291	700,793
Torchmark Corp.	2,814	236,742
Unum Group	6,975	362,979
Validus Holdings, Ltd.	2,581	134,418
W.R. Berkley Corp.	2,881	197,579
White Mountains Insurance Group, Ltd.	111	98,696
Willis Towers Watson PLC	2,482	399,801
XL Group, Ltd.	6,906	279,486
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd. (A)	824	35,119
MGIC Investment Corp. (A)	9,758	139,539
New York Community Bancorp, Inc.	11,150	140,044
Radian Group, Inc.	4,351	91,197
TFS Financial Corp.	1,079	16,638
Industrials – 0.8%		443,960
Professional services – 0.8%
Equifax, Inc.	3,106	337,094
IHS Markit, Ltd. (A)	2,508	106,866
Information technology – 6.4%		3,351,211
Internet software and services – 0.2%
Zillow Group, Inc., Class A (A)	646	26,686
Zillow Group, Inc., Class C (A)(C)	1,296	53,499
IT services – 6.2%
Black Knight, Inc. (A)	2,504	113,556
Mastercard, Inc., Class A	8,041	1,196,260
The Western Union Company	13,808	274,227
Visa, Inc., Class A	15,339	1,686,983
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Real estate – 1.2%		$640,177
Real estate management and development – 1.2%
CBRE Group, Inc., Class A (A)	7,427	292,030
Jones Lang LaSalle, Inc.	1,151	149,043
Realogy Holdings Corp.	3,703	119,718
The Howard Hughes Corp. (A)	622	79,386

SECURITIES LENDING COLLATERAL – 0.1%		$47,032
(Cost $47,033)
John Hancock Collateral Trust, 1.1946% (D)(E)	4,701	47,032

SHORT-TERM INVESTMENTS – 0.1%		$59,763
(Cost $59,763)
Money market funds – 0.1%		59,763
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (D)	59,763	59,763
Total investments (Multifactor Financials ETF) (Cost $42,992,015) 100.1%		$52,803,227
Other assets and liabilities, net (0.1%)		(48,575)
Total net assets 100.0%		$52,754,652

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs.
(C)	A portion of this security is on loan as of 10-31-17.
(D)	The rate shown is the annualized seven-day yield as of 10-31-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$37,832,035
(Cost $34,094,969)
Health care – 99.8%		37,774,544
Biotechnology – 19.3%
AbbVie, Inc.	12,635	1,140,309
ACADIA Pharmaceuticals, Inc. (A)(B)	1,313	45,732
Alexion Pharmaceuticals, Inc. (A)	2,211	264,568
Alkermes PLC (A)	2,391	116,585
Alnylam Pharmaceuticals, Inc. (A)	1,050	127,932
Amgen, Inc.	7,969	1,396,328
Biogen, Inc. (A)	2,068	644,513
BioMarin Pharmaceutical, Inc. (A)	2,600	213,434
Bioverativ, Inc. (A)	2,290	129,385
Bluebird Bio, Inc. (A)	725	100,848
Celgene Corp. (A)	6,166	622,581
Clovis Oncology, Inc. (A)	436	32,861
Dyax Corp. (A)(C)	702	2,211
Exact Sciences Corp. (A)	1,080	59,389
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Exelixis, Inc. (A)	3,405	$84,410
Gilead Sciences, Inc.	13,291	996,293
Incyte Corp. (A)	1,500	169,875
Ionis Pharmaceuticals, Inc. (A)	1,613	92,118
Juno Therapeutics, Inc. (A)	837	37,590
Neurocrine Biosciences, Inc. (A)	1,148	71,302
OPKO Health, Inc. (A)(B)	7,933	53,389
Regeneron Pharmaceuticals, Inc. (A)	562	226,272
Seattle Genetics, Inc. (A)	1,515	92,885
TESARO, Inc. (A)	492	56,959
United Therapeutics Corp. (A)	1,581	187,491
Vertex Pharmaceuticals, Inc. (A)	2,229	325,947
Health care equipment and supplies – 22.5%
Abbott Laboratories	14,488	785,684
ABIOMED, Inc. (A)	657	126,748
Align Technology, Inc. (A)	1,394	333,138
Baxter International, Inc.	6,194	399,327
Becton, Dickinson and Company	2,337	487,662
Boston Scientific Corp. (A)	12,640	355,690
C.R. Bard, Inc.	1,841	602,136
DENTSPLY SIRONA, Inc.	5,538	338,206
DexCom, Inc. (A)(B)	1,119	50,321
Edwards Lifesciences Corp. (A)	4,228	432,228
Hill-Rom Holdings, Inc.	2,370	191,283
Hologic, Inc. (A)	9,842	372,520
IDEXX Laboratories, Inc. (A)	1,830	304,091
Integra LifeSciences Holdings Corp. (A)	817	38,219
Intuitive Surgical, Inc. (A)	997	374,234
Masimo Corp. (A)	792	69,506
Medtronic PLC	10,933	880,325
ResMed, Inc.	3,074	258,769
STERIS PLC	2,031	189,553
Stryker Corp.	2,752	426,202
Teleflex, Inc.	1,080	255,938
The Cooper Companies, Inc.	1,171	281,344
Varian Medical Systems, Inc. (A)	2,188	227,968
West Pharmaceutical Services, Inc.	1,590	161,226
Zimmer Biomet Holdings, Inc.	4,604	559,938
Health care providers and services – 28.6%
Acadia Healthcare Company, Inc. (A)	1,751	54,911
Aetna, Inc.	4,443	755,443
AmerisourceBergen Corp.	3,898	299,951
Anthem, Inc.	3,833	801,902
Cardinal Health, Inc.	12,767	790,277
Centene Corp. (A)	4,804	449,991
Cigna Corp.	3,743	738,194
DaVita, Inc. (A)	6,483	393,777
Envision Healthcare Corp. (A)	3,577	152,380
Express Scripts Holding Company (A)	12,573	770,599
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
HCA Healthcare, Inc. (A)	3,093	$233,985
HealthSouth Corp.	3,366	155,307
Henry Schein, Inc. (A)	4,074	320,216
Humana, Inc.	2,043	521,680
Laboratory Corp. of America Holdings (A)	3,193	490,796
McKesson Corp.	3,408	469,895
MEDNAX, Inc. (A)	2,646	115,868
Molina Healthcare, Inc. (A)(B)	718	48,702
Patterson Companies, Inc. (B)	2,666	98,642
Quest Diagnostics, Inc.	4,879	457,553
UnitedHealth Group, Inc.	10,027	2,107,876
Universal Health Services, Inc., Class B	3,222	330,899
WellCare Health Plans, Inc. (A)	1,283	253,700
Life sciences tools and services – 5.9%
Bio-Rad Laboratories, Inc., Class A (A)	525	115,390
Bio-Techne Corp.	826	108,223
Bruker Corp.	2,691	84,497
Charles River Laboratories International, Inc. (A)	1,349	156,875
Illumina, Inc. (A)	1,327	272,287
INC Research Holdings, Inc., Class A (A)	1,718	98,184
PRA Health Sciences, Inc. (A)	960	78,173
Quintiles IMS Holdings, Inc. (A)	3,207	346,677
Thermo Fisher Scientific, Inc.	3,007	582,847
VWR Corp. (A)	2,568	85,001
Waters Corp. (A)	1,678	328,972
Pharmaceuticals – 23.5%
Akorn, Inc. (A)(B)	2,184	71,133
Allergan PLC	2,784	493,408
Bristol-Myers Squibb Company	11,048	681,220
Catalent, Inc. (A)	2,903	123,639
Eli Lilly & Company	7,264	595,212
Jazz Pharmaceuticals PLC (A)	1,764	249,659
Johnson & Johnson	17,201	2,397,997
Mallinckrodt PLC (A)	2,598	82,279
Merck & Company, Inc.	20,736	1,142,346
Mylan NV (A)	13,317	475,550
Perrigo Company PLC	2,655	215,028
Pfizer, Inc.	56,326	1,974,790
Zoetis, Inc.	6,411	409,150
Industrials – 0.2%		57,491
Commercial services and supplies – 0.2%
Healthcare Services Group, Inc.	1,087	57,491

SECURITIES LENDING COLLATERAL – 0.8%		$305,317
(Cost $305,326)
John Hancock Collateral Trust, 1.1946% (D)(E)	30,515	305,317
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%		$22,252
(Cost $22,252)
Money market funds – 0.0%		$22,252
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (D)	22,252	22,252
Total investments (Multifactor Healthcare ETF) (Cost $34,422,547) 100.8%		$38,159,604
Other assets and liabilities, net (0.8%)		(316,207)
Total net assets 100.0%		$37,843,397

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 10-31-17.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 10-31-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$23,494,120
(Cost $19,319,582)
Health care – 2.9%		689,798
Health care equipment and supplies – 0.8%
Danaher Corp.	2,093	193,121
Life sciences tools and services – 2.1%
Agilent Technologies, Inc.	2,891	196,675
Mettler-Toledo International, Inc. (A)	299	204,106
PerkinElmer, Inc.	1,326	95,896
Industrials – 71.7%		16,854,637
Aerospace and defense – 13.0%
BWX Technologies, Inc.	835	50,033
Curtiss-Wright Corp.	422	49,902
General Dynamics Corp.	938	190,395
HEICO Corp.	228	20,675
HEICO Corp., Class A	427	32,495
Hexcel Corp.	1,052	63,846
Huntington Ingalls Industries, Inc.	545	126,892
L3 Technologies, Inc.	885	165,654
Lockheed Martin Corp.	907	279,501
Northrop Grumman Corp.	1,004	296,712
Orbital ATK, Inc.	717	95,311
Raytheon Company	1,223	220,385
Rockwell Collins, Inc.	1,644	222,926
Spirit AeroSystems Holdings, Inc., Class A	1,586	127,039
Teledyne Technologies, Inc. (A)	367	62,375
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	3,157	$166,500
The Boeing Company	1,615	416,638
TransDigm Group, Inc.	447	124,043
United Technologies Corp.	3,002	359,520
Air freight and logistics – 3.7%
C.H. Robinson Worldwide, Inc. (B)	1,618	127,062
Expeditors International of Washington, Inc.	1,975	115,301
FedEx Corp.	1,201	271,198
United Parcel Service, Inc., Class B	2,439	286,656
XPO Logistics, Inc. (A)	1,124	77,949
Airlines – 5.3%
Alaska Air Group, Inc.	1,850	122,156
American Airlines Group, Inc.	4,850	227,077
Copa Holdings SA, Class A	294	36,218
Delta Air Lines, Inc.	5,556	277,967
JetBlue Airways Corp. (A)	4,173	79,913
Southwest Airlines Company	4,185	225,404
United Continental Holdings, Inc. (A)	4,609	269,534
Building products – 3.4%
Allegion PLC	934	77,886
AO Smith Corp.	1,442	85,366
Fortune Brands Home & Security, Inc.	1,616	106,753
Johnson Controls International PLC	4,627	191,512
Lennox International, Inc.	420	80,275
Masco Corp.	2,567	102,218
Owens Corning	1,357	112,210
USG Corp. (A)	978	33,575
Commercial services and supplies – 3.7%
Cintas Corp.	978	145,761
Copart, Inc. (A)	2,755	99,979
Deluxe Corp.	227	15,811
KAR Auction Services, Inc.	1,635	77,385
Republic Services, Inc.	2,969	193,193
Rollins, Inc.	1,027	45,096
Stericycle, Inc. (A)	782	55,405
The Brink's Company	184	14,002
Waste Management, Inc.	2,611	214,546
Construction and engineering – 1.4%
AECOM (A)	1,570	55,044
EMCOR Group, Inc.	572	46,052
Fluor Corp.	1,814	78,165
Jacobs Engineering Group, Inc.	1,350	78,584
Quanta Services, Inc. (A)	2,053	77,460
Electrical equipment – 4.8%
Acuity Brands, Inc. (B)	399	66,713
AMETEK, Inc.	2,389	161,234
Eaton Corp. PLC	2,634	210,773
Emerson Electric Company	3,674	236,826
Hubbell, Inc.	533	67,062
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	1,440	$289,181
Sensata Technologies Holding NV (A)	1,964	96,059
Industrial conglomerates – 7.4%
3M Company	2,067	475,803
Carlisle Companies, Inc.	839	92,147
General Electric Company	27,441	553,212
Honeywell International, Inc.	2,534	365,301
Roper Technologies, Inc.	991	255,846
Machinery – 17.3%
AGCO Corp.	988	67,747
Allison Transmission Holdings, Inc.	1,708	72,573
Caterpillar, Inc.	2,276	309,081
Colfax Corp. (A)	804	33,535
Crane Company	420	34,910
Cummins, Inc.	1,027	181,656
Deere & Company	1,997	265,361
Donaldson Company, Inc.	1,637	77,283
Dover Corp.	1,998	190,789
Flowserve Corp.	1,659	73,112
Fortive Corp.	2,663	192,428
Gardner Denver Holdings, Inc. (A)	145	4,183
Graco, Inc.	690	90,935
IDEX Corp.	827	106,030
Illinois Tool Works, Inc.	1,618	253,249
Ingersoll-Rand PLC	3,035	268,901
ITT, Inc.	1,093	50,978
Lincoln Electric Holdings, Inc.	730	66,919
Nordson Corp.	579	73,354
Oshkosh Corp.	718	65,740
PACCAR, Inc.	4,240	304,135
Parker-Hannifin Corp.	1,415	258,393
Pentair PLC	1,939	136,622
Snap-on, Inc.	653	103,030
Stanley Black & Decker, Inc.	1,804	291,436
The Middleby Corp. (A)	527	61,079
The Toro Company	1,075	67,564
Trinity Industries, Inc.	1,081	35,154
WABCO Holdings, Inc. (A)	619	91,346
Wabtec Corp. (B)	985	75,353
Woodward, Inc.	545	42,145
Xylem, Inc.	1,888	125,609
Marine – 0.1%
Kirby Corp. (A)	277	19,625
Professional services – 2.4%
ManpowerGroup, Inc.	936	115,390
Nielsen Holdings PLC	3,531	130,894
Robert Half International, Inc.	1,381	71,494
The Dun & Bradstreet Corp.	411	48,017
TransUnion (A)	1,043	54,747
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Verisk Analytics, Inc. (A)	1,660	$141,183
Road and rail – 6.2%
AMERCO	93	36,516
CSX Corp.	5,642	284,526
Genesee & Wyoming, Inc., Class A (A)	599	42,996
J.B. Hunt Transport Services, Inc.	1,078	114,688
Kansas City Southern	1,253	130,588
Landstar System, Inc.	309	30,514
Norfolk Southern Corp.	1,891	248,515
Old Dominion Freight Line, Inc.	746	90,363
Ryder System, Inc.	957	77,594
Schneider National, Inc., Class B	232	6,076
Union Pacific Corp.	3,338	386,507
Trading companies and distributors – 2.8%
Air Lease Corp.	1,149	49,924
Fastenal Company	3,096	145,419
HD Supply Holdings, Inc. (A)	1,996	70,638
MSC Industrial Direct Company, Inc., Class A	583	48,331
United Rentals, Inc. (A)	1,172	165,815
W.W. Grainger, Inc. (B)	654	129,296
Watsco, Inc.	276	45,973
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	786	54,666
Information technology – 18.6%		4,367,107
Electronic equipment, instruments and components – 6.2%
Amphenol Corp., Class A	3,131	272,397
Arrow Electronics, Inc. (A)	1,358	113,515
Avnet, Inc.	1,700	67,660
Cognex Corp.	546	67,240
Coherent, Inc. (A)	134	35,203
Flex, Ltd. (A)	7,905	140,706
FLIR Systems, Inc.	1,507	70,558
IPG Photonics Corp. (A)	341	72,602
Jabil, Inc.	2,709	76,611
Keysight Technologies, Inc. (A)	1,728	77,190
Littelfuse, Inc.	143	29,887
National Instruments Corp.	1,028	46,260
TE Connectivity, Ltd.	2,249	204,592
Trimble, Inc. (A)	2,317	94,719
Universal Display Corp.	146	21,389
Zebra Technologies Corp., Class A (A)	512	59,387
Internet software and services – 0.3%
CoStar Group, Inc. (A)	242	71,572
IT services – 11.8%
Accenture PLC, Class A	2,229	317,320
Alliance Data Systems Corp.	644	144,082
Automatic Data Processing, Inc.	2,074	241,123
Booz Allen Hamilton Holding Corp.	1,575	59,519
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Broadridge Financial Solutions, Inc.	1,434	$123,209
CoreLogic, Inc. (A)	841	39,443
Euronet Worldwide, Inc. (A)	456	44,068
Fidelity National Information Services, Inc.	2,092	194,054
First Data Corp., Class A (A)	3,057	54,445
Fiserv, Inc. (A)	2,384	308,561
FleetCor Technologies, Inc. (A)	809	133,703
Genpact, Ltd.	1,908	58,099
Global Payments, Inc.	1,431	148,752
Jack Henry & Associates, Inc.	974	107,267
MAXIMUS, Inc.	705	46,833
Paychex, Inc.	3,133	199,854
PayPal Holdings, Inc. (A)	3,456	250,767
Total System Services, Inc.	1,938	139,633
Vantiv, Inc., Class A (A)	1,696	118,720
WEX, Inc. (A)	292	36,088
Technology hardware, storage and peripherals – 0.3%
Xerox Corp.	2,642	80,079
Materials – 6.5%		1,523,365
Chemicals – 0.8%
The Sherwin-Williams Company	450	177,818
Construction materials – 1.5%
Eagle Materials, Inc.	460	48,562
Martin Marietta Materials, Inc.	670	145,290
Vulcan Materials Company	1,375	167,406
Containers and packaging – 4.1%
AptarGroup, Inc.	792	68,959
Ardagh Group SA	48	1,029
Ball Corp.	3,205	137,591
Bemis Company, Inc.	1,346	60,597
Berry Global Group, Inc. (A)	1,300	77,285
Crown Holdings, Inc. (A)	1,413	85,020
Graphic Packaging Holding Company	4,332	67,103
Owens-Illinois, Inc. (A)	626	14,955
Packaging Corp. of America	1,249	145,221
Sealed Air Corp.	1,956	86,514
Sonoco Products Company	1,432	74,163
WestRock Company	2,445	149,952
Paper and forest products – 0.1%
Louisiana-Pacific Corp. (A)	585	15,900
Utilities – 0.2%		59,213
Multi-utilities – 0.2%
MDU Resources Group, Inc.	2,165	59,213

SECURITIES LENDING COLLATERAL – 1.1%		$267,543
(Cost $267,550)
John Hancock Collateral Trust, 1.1946% (C)(D)	26,739	267,543
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$24,444
(Cost $24,444)
Money market funds – 0.1%		$24,444
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (C)	24,444	24,444
Total investments (Multifactor Industrials ETF) (Cost $19,611,576) 101.1%		$23,786,107
Other assets and liabilities, net (1.1%)		(267,231)
Total net assets 100.0%		$23,518,876

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 10-31-17.
(C)	The rate shown is the annualized seven-day yield as of 10-31-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$381,908,829
(Cost $335,997,412)
Consumer discretionary – 12.5%		47,825,751
Auto components – 0.7%
Adient PLC	2,130	179,687
Autoliv, Inc.	2,942	367,338
BorgWarner, Inc.	6,765	356,651
Delphi Automotive PLC	8,939	888,358
Gentex Corp.	7,206	139,868
Lear Corp.	2,854	501,134
The Goodyear Tire & Rubber Company	9,375	286,781
Automobiles – 0.6%
Ford Motor Company	58,027	711,991
General Motors Company	15,748	676,849
Harley-Davidson, Inc. (A)	7,397	350,174
Tesla, Inc. (B)	1,042	345,454
Thor Industries, Inc.	711	96,852
Distributors – 0.2%
Genuine Parts Company	5,161	455,355
LKQ Corp. (B)	8,141	306,834
Diversified consumer services – 0.1%
H&R Block, Inc.	870	21,524
Service Corp. International	5,395	191,307
ServiceMaster Global Holdings, Inc. (B)	3,252	153,202
Hotels, restaurants and leisure – 2.0%
Aramark	7,690	335,976
Carnival Corp.	7,405	491,618
Chipotle Mexican Grill, Inc. (B)	775	210,723
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Darden Restaurants, Inc.	3,898	$320,688
Domino's Pizza, Inc.	965	176,595
Dunkin' Brands Group, Inc.	2,345	138,519
Hilton Worldwide Holdings, Inc.	4,504	325,549
Hyatt Hotels Corp., Class A (B)	746	46,744
Las Vegas Sands Corp.	5,574	353,280
Marriott International, Inc., Class A	4,632	553,431
McDonald's Corp.	7,740	1,291,883
MGM Resorts International	14,713	461,253
Norwegian Cruise Line Holdings, Ltd. (B)	3,163	176,337
Royal Caribbean Cruises, Ltd.	3,743	463,271
Six Flags Entertainment Corp. (A)	996	62,539
Starbucks Corp.	14,547	797,757
Vail Resorts, Inc.	835	191,232
Wyndham Worldwide Corp.	4,253	454,433
Wynn Resorts, Ltd.	1,820	268,432
Yum! Brands, Inc.	6,504	484,223
Household durables – 1.0%
D.R. Horton, Inc.	10,814	478,087
Garmin, Ltd. (A)	3,731	211,212
Leggett & Platt, Inc.	4,148	196,034
Lennar Corp., A Shares	5,126	285,364
Lennar Corp., B Shares	224	10,741
Mohawk Industries, Inc. (B)	2,087	546,293
Newell Brands, Inc.	11,572	471,906
NVR, Inc. (B)	154	505,331
PulteGroup, Inc.	8,019	242,414
Toll Brothers, Inc.	4,356	200,550
Whirlpool Corp.	3,131	513,265
Internet and direct marketing retail – 1.6%
Amazon.com, Inc. (B)	3,470	3,835,322
Expedia, Inc.	3,563	444,164
Liberty Interactive Corp., Series A (B)	16,379	372,131
Liberty Ventures, Series A (B)	287	16,348
Netflix, Inc. (B)	3,204	629,362
The Priceline Group, Inc. (B)	463	885,237
TripAdvisor, Inc. (A)(B)	2,370	88,875
Wayfair, Inc., Class A (B)	154	10,765
Leisure products – 0.2%
Brunswick Corp.	1,076	54,499
Hasbro, Inc.	4,536	419,988
Mattel, Inc. (A)	10,080	142,330
Polaris Industries, Inc. (A)	1,696	200,857
Media – 2.6%
Altice USA, Inc., Class A (B)	476	11,272
CBS Corp., Class B	10,429	585,275
Charter Communications, Inc., Class A (B)	2,544	850,128
Comcast Corp., Class A	62,447	2,249,965
Discovery Communications, Inc., Series A (A)(B)	8,704	164,332
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Media (continued)
Discovery Communications, Inc., Series C (B)	2,779	$49,494
DISH Network Corp., Class A (B)	5,876	285,221
Liberty Broadband Corp., Series A (B)	275	23,708
Liberty Broadband Corp., Series C (B)	2,286	199,545
Liberty Media Corp.-Liberty Formula One, Series A (B)	304	11,066
Liberty Media Corp.-Liberty Formula One, Series C (B)	2,685	102,406
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	4,016	167,507
Lions Gate Entertainment Corp., Class A (A)(B)	609	17,673
Lions Gate Entertainment Corp., Class B (B)	1,619	44,782
Live Nation Entertainment, Inc. (B)	3,350	146,663
News Corp., Class A	9,646	131,764
News Corp., Class B	2,075	28,843
Omnicom Group, Inc.	10,330	694,073
Scripps Networks Interactive, Inc., Class A	2,980	248,174
Sirius XM Holdings, Inc. (A)	44,182	240,350
The Interpublic Group of Companies, Inc.	15,092	290,521
The Walt Disney Company	15,882	1,553,418
Time Warner, Inc.	8,469	832,418
Twenty-First Century Fox, Inc., Class A	14,187	370,990
Twenty-First Century Fox, Inc., Class B	7,150	181,968
Viacom, Inc., Class A (A)	183	5,499
Viacom, Inc., Class B	12,281	295,112
Multiline retail – 0.7%
Dollar General Corp.	8,769	708,886
Dollar Tree, Inc. (B)	7,367	672,239
Kohl's Corp.	7,981	333,287
Macy's, Inc.	13,998	262,602
Nordstrom, Inc. (A)	5,671	224,855
Target Corp.	11,125	656,820
Specialty retail – 2.1%
Advance Auto Parts, Inc.	2,134	174,433
AutoZone, Inc. (B)	588	346,626
Best Buy Company, Inc.	10,219	572,060
Burlington Stores, Inc. (B)	1,283	120,461
CarMax, Inc. (B)	6,005	450,976
L Brands, Inc.	4,907	211,197
Lowe's Companies, Inc.	12,633	1,010,008
O'Reilly Automotive, Inc. (B)	2,293	483,708
Ross Stores, Inc.	10,519	667,851
The Gap, Inc.	9,338	242,695
The Home Depot, Inc.	13,197	2,187,799
The TJX Companies, Inc.	9,666	674,687
Tiffany & Company	3,685	344,990
Tractor Supply Company	3,993	240,618
Ulta Beauty, Inc. (B)	1,695	342,034
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc. (A)	10,046	226,035
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Lululemon Athletica, Inc. (B)	2,473	$152,114
Michael Kors Holdings, Ltd. (B)	4,761	232,384
NIKE, Inc., Class B	15,192	835,408
PVH Corp.	2,035	258,058
Ralph Lauren Corp.	2,079	185,925
Tapestry, Inc.	7,203	294,963
Under Armour, Inc., Class A (A)(B)	3,045	38,123
Under Armour, Inc., Class C (A)(B)	3,106	35,812
VF Corp.	6,619	461,013
Consumer staples – 6.8%		25,891,994
Beverages – 1.6%
Brown-Forman Corp., Class A	1,456	83,472
Brown-Forman Corp., Class B	6,194	353,182
Constellation Brands, Inc., Class A	2,988	654,641
Dr. Pepper Snapple Group, Inc.	7,126	610,413
Molson Coors Brewing Company, Class B	5,714	462,091
Monster Beverage Corp. (B)	7,301	422,947
PepsiCo, Inc.	15,605	1,720,139
The Coca-Cola Company	40,186	1,847,752
Food and staples retailing – 1.5%
Costco Wholesale Corp.	5,090	819,897
CVS Health Corp.	14,288	979,157
Sysco Corp.	10,227	568,826
The Kroger Company	27,352	566,186
US Foods Holding Corp. (B)	2,530	69,018
Walgreens Boots Alliance, Inc.	9,624	637,782
Wal-Mart Stores, Inc.	21,131	1,844,948
Food products – 1.7%
Archer-Daniels-Midland Company	10,945	447,322
Blue Buffalo Pet Products, Inc. (B)	986	28,525
Bunge, Ltd.	4,930	339,085
Campbell Soup Company	6,379	302,173
Conagra Brands, Inc.	12,977	443,294
General Mills, Inc.	11,687	606,789
Hormel Foods Corp. (A)	7,373	229,743
Ingredion, Inc.	2,581	323,528
Kellogg Company	4,960	310,149
Lamb Weston Holdings, Inc.	4,326	220,583
McCormick & Company, Inc.	4,075	405,585
Mondelez International, Inc., Class A	18,568	769,272
Pilgrim's Pride Corp. (A)(B)	1,837	58,380
Pinnacle Foods, Inc.	2,701	146,988
Post Holdings, Inc. (B)	1,565	129,785
The Hershey Company	5,304	563,179
The J.M. Smucker Company	3,180	337,239
The Kraft Heinz Company	4,845	374,664
Tyson Foods, Inc., Class A	7,433	541,940
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products – 1.1%
Church & Dwight Company, Inc.	4,857	$219,391
Colgate-Palmolive Company	8,791	619,326
Kimberly-Clark Corp.	4,693	528,009
Spectrum Brands Holdings, Inc. (A)	674	74,086
The Clorox Company	4,365	552,303
The Procter & Gamble Company	25,976	2,242,768
Personal products – 0.2%
Coty, Inc., Class A	2,919	44,953
Herbalife, Ltd. (B)	1,598	116,047
The Estee Lauder Companies, Inc., Class A	4,442	496,660
Tobacco – 0.7%
Altria Group, Inc.	21,347	1,370,904
Philip Morris International, Inc.	13,464	1,408,873
Energy – 5.3%		20,093,424
Energy equipment and services – 0.5%
Baker Hughes, a GE Company	4,911	154,353
Halliburton Company	9,262	395,858
National Oilwell Varco, Inc.	8,512	291,025
Schlumberger, Ltd.	11,475	734,400
TechnipFMC PLC (B)	11,784	322,764
Oil, gas and consumable fuels – 4.8%
Anadarko Petroleum Corp.	7,789	384,543
Andeavor	5,110	542,886
Antero Resources Corp. (A)(B)	7,554	146,548
Apache Corp.	7,841	324,382
Cabot Oil & Gas Corp.	9,641	267,056
Cheniere Energy Partners LP Holdings LLC	599	14,999
Cheniere Energy, Inc. (B)	3,122	145,922
Chevron Corp.	23,318	2,702,323
Cimarex Energy Company	2,120	247,892
Concho Resources, Inc. (B)	3,122	419,004
ConocoPhillips	14,443	738,759
Continental Resources, Inc. (B)	2,356	95,913
Devon Energy Corp.	8,567	316,122
Diamondback Energy, Inc. (B)	1,319	141,344
Energen Corp. (B)	1,641	84,840
EOG Resources, Inc.	5,985	597,722
EQT Corp. (A)	6,360	397,754
Exxon Mobil Corp.	49,639	4,137,411
Hess Corp.	7,831	345,817
HollyFrontier Corp.	6,481	239,473
Kinder Morgan, Inc.	25,966	470,244
Marathon Oil Corp.	19,721	280,433
Marathon Petroleum Corp.	16,520	986,905
Newfield Exploration Company (B)	3,643	112,168
Noble Energy, Inc.	14,581	406,372
Occidental Petroleum Corp.	8,781	566,989
ONEOK, Inc.	7,963	432,152
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Parsley Energy, Inc., Class A (B)	3,411	$90,733
Phillips 66	6,300	573,804
Pioneer Natural Resources Company	2,457	367,739
Rice Energy, Inc. (B)	1,032	29,257
RSP Permian, Inc. (B)	736	25,326
Targa Resources Corp.	3,367	139,731
The Williams Companies, Inc.	18,139	516,962
Valero Energy Corp.	11,478	905,499
Financials – 15.1%		57,689,159
Banks – 5.7%
Bank of America Corp.	97,827	2,679,482
Bank of the Ozarks	1,427	66,527
BB&T Corp.	12,308	606,046
BOK Financial Corp.	364	31,475
CIT Group, Inc.	5,886	274,405
Citigroup, Inc.	28,149	2,068,952
Citizens Financial Group, Inc.	12,698	482,651
Comerica, Inc.	5,441	427,499
Commerce Bancshares, Inc.	2,038	118,530
Cullen/Frost Bankers, Inc.	697	68,655
East West Bancorp, Inc.	3,841	229,845
Fifth Third Bancorp	29,370	848,793
First Republic Bank	3,835	373,529
Huntington Bancshares, Inc.	27,820	383,916
JPMorgan Chase & Co.	44,005	4,427,343
KeyCorp	28,189	514,449
M&T Bank Corp.	4,269	711,941
PacWest Bancorp	2,507	121,138
People's United Financial, Inc.	8,360	155,998
Regions Financial Corp.	43,652	675,733
Signature Bank (B)	1,282	166,673
SunTrust Banks, Inc.	12,938	778,997
SVB Financial Group (B)	1,182	259,189
Synovus Financial Corp.	1,228	57,532
The PNC Financial Services Group, Inc.	6,451	882,432
U.S. Bancorp	20,062	1,090,972
Wells Fargo & Company	53,644	3,011,574
Western Alliance Bancorp (B)	985	54,963
Zions Bancorporation	5,853	271,930
Capital markets – 3.4%
Affiliated Managers Group, Inc.	1,554	289,821
Ameriprise Financial, Inc.	5,878	920,142
BlackRock, Inc.	1,107	521,209
Cboe Global Markets, Inc.	2,014	227,703
CME Group, Inc.	4,123	565,552
E*TRADE Financial Corp. (B)	7,119	310,317
Eaton Vance Corp.	2,308	116,485
FactSet Research Systems, Inc.	1,134	215,313
Franklin Resources, Inc.	9,590	404,027
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	8,019	$530,056
Invesco, Ltd.	10,861	388,715
Janus Henderson Group PLC	817	28,391
Lazard, Ltd., Class A	678	32,232
MarketAxess Holdings, Inc.	841	146,334
Moody's Corp.	4,953	705,357
Morgan Stanley	16,055	802,750
MSCI, Inc.	2,856	335,180
Nasdaq, Inc.	3,489	253,476
Northern Trust Corp.	6,499	607,786
Raymond James Financial, Inc.	3,819	323,775
S&P Global, Inc.	4,954	775,152
SEI Investments Company	5,065	326,743
State Street Corp.	5,946	547,032
T. Rowe Price Group, Inc.	6,905	641,475
TD Ameritrade Holding Corp.	9,184	459,108
The Bank of New York Mellon Corp.	16,309	839,098
The Charles Schwab Corp.	15,068	675,649
The Goldman Sachs Group, Inc.	4,097	993,441
Wins Finance Holdings, Inc. (B)(C)	4	840
Consumer finance – 0.9%
Ally Financial, Inc.	18,149	474,233
American Express Company	9,577	914,795
Capital One Financial Corp.	10,657	982,362
Credit Acceptance Corp. (B)	35	10,036
Discover Financial Services	9,443	628,243
Santander Consumer USA Holdings, Inc. (B)	2,157	35,892
Synchrony Financial	11,733	382,730
Diversified financial services – 1.1%
Berkshire Hathaway, Inc., Class B (B)	19,895	3,719,171
Leucadia National Corp.	8,241	208,497
Voya Financial, Inc.	4,677	187,828
Insurance – 4.0%
Aflac, Inc.	7,736	648,973
Alleghany Corp. (B)	427	241,776
American Financial Group, Inc.	2,445	257,923
American International Group, Inc.	12,405	801,487
Aon PLC	5,024	720,592
Arch Capital Group, Ltd. (B)	3,095	308,386
Arthur J. Gallagher & Company	4,377	277,195
Assurant, Inc.	1,736	174,728
Assured Guaranty, Ltd.	2,249	83,438
Athene Holding, Ltd., Class A (B)	987	51,452
Axis Capital Holdings, Ltd.	3,000	163,170
Brighthouse Financial, Inc. (B)	1,105	68,709
Brown & Brown, Inc.	3,240	161,482
Chubb, Ltd.	4,300	648,526
Cincinnati Financial Corp.	4,425	310,502
CNA Financial Corp.	1,003	54,292
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Erie Indemnity Company, Class A	554	$66,923
Everest Re Group, Ltd.	1,369	325,069
First American Financial Corp.	633	34,448
FNF Group	7,085	265,121
Lincoln National Corp.	8,213	622,381
Loews Corp.	9,009	446,036
Markel Corp. (B)	299	324,206
Marsh & McLennan Companies, Inc.	7,570	612,640
MetLife, Inc.	9,645	516,779
Old Republic International Corp.	6,122	124,215
Principal Financial Group, Inc.	10,245	674,633
Prudential Financial, Inc.	7,517	830,328
Reinsurance Group of America, Inc.	2,311	345,217
RenaissanceRe Holdings, Ltd.	1,040	143,894
The Allstate Corp.	6,509	610,935
The Hartford Financial Services Group, Inc.	15,403	847,935
The Progressive Corp.	11,240	546,826
The Travelers Companies, Inc.	7,199	953,508
Torchmark Corp.	3,931	330,715
Unum Group	9,417	490,061
W.R. Berkley Corp.	3,375	231,458
Willis Towers Watson PLC	3,139	505,630
XL Group, Ltd.	8,191	331,490
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	13,373	167,965
Health care – 12.8%		48,894,063
Biotechnology – 2.1%
AbbVie, Inc.	14,493	1,307,993
Alexion Pharmaceuticals, Inc. (B)	2,446	292,688
Alkermes PLC (B)	2,275	110,929
Alnylam Pharmaceuticals, Inc. (B)	244	29,729
Amgen, Inc.	9,059	1,587,318
Biogen, Inc. (B)	2,724	848,962
BioMarin Pharmaceutical, Inc. (B)	2,571	211,053
Bioverativ, Inc. (B)	2,234	126,221
Bluebird Bio, Inc. (B)	191	26,568
Celgene Corp. (B)	7,570	764,343
Exelixis, Inc. (B)	2,365	58,628
Gilead Sciences, Inc.	16,723	1,253,556
Incyte Corp. (B)	2,236	253,227
Ionis Pharmaceuticals, Inc. (B)	995	56,824
Regeneron Pharmaceuticals, Inc. (B)	890	358,332
Seattle Genetics, Inc. (B)	1,317	80,745
TESARO, Inc. (B)	298	34,499
United Therapeutics Corp. (B)	1,420	168,398
Vertex Pharmaceuticals, Inc. (B)	2,851	416,902
Health care equipment and supplies – 3.0%
Abbott Laboratories	23,977	1,300,273
ABIOMED, Inc. (B)	562	108,421
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Align Technology, Inc. (B)	1,176	$281,040
Baxter International, Inc.	8,335	537,357
Becton, Dickinson and Company	3,913	816,526
Boston Scientific Corp. (B)	17,177	483,361
C.R. Bard, Inc.	2,789	912,198
Danaher Corp.	7,122	657,147
DENTSPLY SIRONA, Inc.	6,364	388,649
DexCom, Inc. (A)(B)	1,125	50,591
Edwards Lifesciences Corp. (B)	5,452	557,358
Hologic, Inc. (B)	9,790	370,552
IDEXX Laboratories, Inc. (B)	2,621	435,532
Intuitive Surgical, Inc. (B)	1,452	545,023
Medtronic PLC	13,841	1,114,477
ResMed, Inc.	4,001	336,804
STERIS PLC	1,878	175,274
Stryker Corp.	4,536	702,490
Teleflex, Inc.	1,062	251,673
The Cooper Companies, Inc.	1,262	303,208
Varian Medical Systems, Inc. (B)	3,072	320,072
West Pharmaceutical Services, Inc.	1,265	128,271
Zimmer Biomet Holdings, Inc.	4,790	582,560
Health care providers and services – 3.4%
Aetna, Inc.	7,458	1,268,084
AmerisourceBergen Corp.	4,890	376,286
Anthem, Inc.	5,747	1,202,330
Cardinal Health, Inc.	8,371	518,165
Centene Corp. (B)	4,891	458,140
Cigna Corp.	5,592	1,102,854
DaVita, Inc. (B)	8,808	534,998
Envision Healthcare Corp. (B)	2,200	93,720
Express Scripts Holding Company (B)	11,768	721,261
HCA Healthcare, Inc. (B)	3,726	281,872
Henry Schein, Inc. (B)	5,934	466,412
Humana, Inc.	2,736	698,638
Laboratory Corp. of America Holdings (B)	4,337	666,640
McKesson Corp.	3,832	528,356
Quest Diagnostics, Inc.	7,121	667,807
UnitedHealth Group, Inc.	13,767	2,894,099
Universal Health Services, Inc., Class B	4,062	417,167
WellCare Health Plans, Inc. (B)	1,100	217,514
Health care technology – 0.2%
athenahealth, Inc. (B)	615	78,646
Cerner Corp. (B)	9,301	628,004
Veeva Systems, Inc., Class A (B)	1,196	72,884
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	9,641	655,877
Bio-Rad Laboratories, Inc., Class A (B)	305	67,036
Charles River Laboratories International, Inc. (B)	302	35,120
Illumina, Inc. (B)	2,088	428,437
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
INC Research Holdings, Inc., Class A (B)	549	$31,375
Mettler-Toledo International, Inc. (B)	839	572,727
PerkinElmer, Inc.	2,936	212,332
Quintiles IMS Holdings, Inc. (B)	3,330	359,973
Thermo Fisher Scientific, Inc.	4,571	885,997
Waters Corp. (B)	2,530	496,007
Pharmaceuticals – 3.1%
Allergan PLC	3,104	550,122
Bristol-Myers Squibb Company	13,565	836,418
Catalent, Inc. (B)	669	28,493
Eli Lilly & Company	10,671	874,382
Jazz Pharmaceuticals PLC (B)	1,328	187,952
Johnson & Johnson	28,684	3,998,836
Merck & Company, Inc.	30,341	1,671,486
Mylan NV (B)	12,072	431,091
Perrigo Company PLC	3,149	255,038
Pfizer, Inc.	68,350	2,396,351
Zoetis, Inc.	10,645	679,364
Industrials – 12.5%		47,881,990
Aerospace and defense – 2.4%
Arconic, Inc.	10,664	267,880
BWX Technologies, Inc.	477	28,582
General Dynamics Corp.	3,348	679,577
HEICO Corp.	240	21,763
HEICO Corp., Class A	633	48,171
Huntington Ingalls Industries, Inc.	1,326	308,733
L3 Technologies, Inc.	2,654	496,776
Lockheed Martin Corp.	3,037	935,882
Northrop Grumman Corp.	3,441	1,016,919
Orbital ATK, Inc.	1,164	154,731
Raytheon Company	4,583	825,857
Rockwell Collins, Inc.	5,273	715,019
Spirit AeroSystems Holdings, Inc., Class A	3,434	275,063
Teledyne Technologies, Inc. (B)	192	32,632
Textron, Inc.	8,659	456,676
The Boeing Company	5,748	1,482,869
TransDigm Group, Inc.	1,171	324,953
United Technologies Corp.	10,033	1,201,552
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc. (A)	4,821	378,593
Expeditors International of Washington, Inc.	5,732	334,634
FedEx Corp.	3,931	887,659
United Parcel Service, Inc., Class B	7,137	838,812
XPO Logistics, Inc. (B)	1,996	138,423
Airlines – 0.9%
Alaska Air Group, Inc.	4,502	297,267
American Airlines Group, Inc.	14,662	686,475
Copa Holdings SA, Class A	200	24,638
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc.	15,683	$784,620
JetBlue Airways Corp. (B)	7,785	149,083
Southwest Airlines Company	13,538	729,157
United Continental Holdings, Inc. (B)	12,582	735,795
Building products – 0.5%
Allegion PLC	2,469	205,890
AO Smith Corp.	3,305	195,656
Fortune Brands Home & Security, Inc.	4,308	284,586
Johnson Controls International PLC	15,103	625,113
Lennox International, Inc.	1,038	198,393
Masco Corp.	7,868	313,304
Owens Corning	3,393	280,567
Commercial services and supplies – 0.7%
Cintas Corp.	3,432	511,505
Copart, Inc. (B)	4,886	177,313
KAR Auction Services, Inc.	3,835	181,511
Republic Services, Inc.	10,708	696,770
Rollins, Inc.	2,329	102,266
Stericycle, Inc. (B)	2,127	150,698
Waste Management, Inc.	8,966	736,736
Construction and engineering – 0.2%
AECOM (B)	3,522	123,481
Fluor Corp.	5,763	248,328
Jacobs Engineering Group, Inc.	3,673	213,805
Quanta Services, Inc. (B)	2,149	81,082
Electrical equipment – 0.8%
Acuity Brands, Inc.	941	157,335
AMETEK, Inc.	7,052	475,939
Eaton Corp. PLC	8,069	645,681
Emerson Electric Company	10,780	694,879
Hubbell, Inc.	1,627	204,709
Rockwell Automation, Inc.	4,199	843,243
Sensata Technologies Holding NV (B)	4,784	233,985
Industrial conglomerates – 1.4%
3M Company	6,810	1,567,594
Carlisle Companies, Inc.	2,075	227,897
General Electric Company	82,261	1,658,382
Honeywell International, Inc.	8,404	1,211,521
Roper Technologies, Inc.	2,842	733,719
Machinery – 2.9%
AGCO Corp.	336	23,040
Allison Transmission Holdings, Inc.	4,308	183,047
Caterpillar, Inc.	7,922	1,075,808
Cummins, Inc.	3,695	653,572
Deere & Company	6,683	888,037
Donaldson Company, Inc.	4,139	195,402
Dover Corp.	7,005	668,907
Flowserve Corp.	4,772	210,302
Fortive Corp.	7,164	517,671
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Graco, Inc.	683	$90,013
IDEX Corp.	2,261	289,883
Illinois Tool Works, Inc.	5,474	856,790
Ingersoll-Rand PLC	8,973	795,008
Lincoln Electric Holdings, Inc.	1,697	155,564
Nordson Corp.	1,144	144,933
Oshkosh Corp.	1,308	119,760
PACCAR, Inc.	11,475	823,102
Parker-Hannifin Corp.	4,714	860,824
Pentair PLC	4,926	347,086
Snap-on, Inc.	1,763	278,166
Stanley Black & Decker, Inc.	5,092	822,613
The Middleby Corp. (B)	1,364	158,088
The Toro Company	2,191	137,704
WABCO Holdings, Inc. (B)	1,465	216,190
Wabtec Corp. (A)	2,305	176,333
Xylem, Inc.	4,706	313,090
Professional services – 0.5%
Equifax, Inc.	4,454	483,393
IHS Markit, Ltd. (B)	1,206	51,388
ManpowerGroup, Inc.	2,988	368,361
Nielsen Holdings PLC	7,136	264,532
Robert Half International, Inc.	3,966	205,320
TransUnion (B)	2,411	126,553
Verisk Analytics, Inc. (B)	4,321	367,501
Road and rail – 1.1%
AMERCO	227	89,129
CSX Corp.	18,715	943,797
J.B. Hunt Transport Services, Inc.	3,869	411,623
Kansas City Southern	3,461	360,705
Norfolk Southern Corp.	6,603	867,766
Old Dominion Freight Line, Inc.	1,952	236,446
Union Pacific Corp.	10,341	1,197,384
Trading companies and distributors – 0.4%
Fastenal Company	8,604	404,130
HD Supply Holdings, Inc. (B)	5,043	178,472
United Rentals, Inc. (B)	2,933	414,961
W.W. Grainger, Inc. (A)	2,154	425,846
Watsco, Inc.	615	102,441
Transportation infrastructure – 0.0%
Macquarie Infrastructure Corp.	2,022	140,630
Information technology – 21.5%		82,282,479
Communications equipment – 1.1%
Arista Networks, Inc. (B)	709	141,722
ARRIS International PLC (B)	3,713	105,821
Brocade Communications Systems, Inc.	6,040	70,366
Cisco Systems, Inc.	55,069	1,880,606
CommScope Holding Company, Inc. (B)	5,414	174,006
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
EchoStar Corp., Class A (B)	255	$14,267
F5 Networks, Inc. (B)	2,061	249,937
Harris Corp.	4,845	675,005
Juniper Networks, Inc.	12,473	309,705
Motorola Solutions, Inc.	4,511	408,426
Palo Alto Networks, Inc. (B)	1,156	170,163
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	10,950	952,650
Arrow Electronics, Inc. (B)	3,843	321,236
Avnet, Inc.	4,769	189,806
CDW Corp.	4,173	292,110
Cognex Corp.	827	101,845
Coherent, Inc. (B)	102	26,796
Corning, Inc.	27,663	866,129
Dolby Laboratories, Inc., Class A	856	49,597
Flex, Ltd. (B)	24,597	437,821
FLIR Systems, Inc.	1,483	69,434
IPG Photonics Corp. (B)	779	165,857
Jabil, Inc.	1,204	34,049
Keysight Technologies, Inc. (B)	4,505	201,238
National Instruments Corp.	490	22,050
TE Connectivity, Ltd.	8,202	746,136
Trimble, Inc. (B)	6,556	268,009
Zebra Technologies Corp., Class A (B)	300	34,797
Internet software and services – 2.9%
Akamai Technologies, Inc. (B)	5,255	274,574
Alphabet, Inc., Class A (B)	4,823	4,982,352
Alphabet, Inc., Class C (B)	770	782,813
CoStar Group, Inc. (B)	635	187,801
eBay, Inc. (B)	21,453	807,491
Facebook, Inc., Class A (B)	16,489	2,969,009
GoDaddy, Inc., Class A (B)	707	33,017
InterActiveCorp (B)	2,234	288,298
LogMeIn, Inc.	917	111,003
Match Group, Inc. (A)(B)	226	6,043
Twitter, Inc. (B)	4,687	96,646
VeriSign, Inc. (A)(B)	2,745	295,142
Zillow Group, Inc., Class A (B)	460	19,003
Zillow Group, Inc., Class C (A)(B)	1,343	55,439
IT services – 4.2%
Accenture PLC, Class A	7,911	1,126,210
Alliance Data Systems Corp.	2,055	459,765
Amdocs, Ltd.	5,735	373,349
Automatic Data Processing, Inc.	7,215	838,816
Black Knight, Inc. (B)	2,759	125,121
Booz Allen Hamilton Holding Corp.	2,031	76,751
Broadridge Financial Solutions, Inc.	3,315	284,825
Cognizant Technology Solutions Corp., Class A	10,136	766,991
CSRA, Inc.	6,167	197,282
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
DXC Technology Company	8,737	$799,610
Euronet Worldwide, Inc. (B)	248	23,967
Fidelity National Information Services, Inc.	7,436	689,763
First Data Corp., Class A (B)	7,551	134,483
Fiserv, Inc. (B)	8,256	1,068,574
FleetCor Technologies, Inc. (B)	2,150	355,331
Gartner, Inc. (B)	2,288	286,709
Genpact, Ltd.	3,097	94,304
Global Payments, Inc.	3,443	357,900
IBM Corp.	9,667	1,489,298
Jack Henry & Associates, Inc.	2,263	249,224
Leidos Holdings, Inc.	3,620	226,322
Mastercard, Inc., Class A	10,857	1,615,196
Paychex, Inc.	9,185	585,911
PayPal Holdings, Inc. (B)	11,251	816,373
Sabre Corp.	3,796	74,250
Square, Inc., Class A (A)(B)	1,732	64,413
The Western Union Company	16,441	326,518
Total System Services, Inc.	6,207	447,214
Vantiv, Inc., Class A (B)	4,180	292,600
Visa, Inc., Class A	18,165	1,997,787
Semiconductors and semiconductor equipment – 3.9%
Advanced Micro Devices, Inc. (B)	8,780	96,448
Analog Devices, Inc.	7,999	730,309
Applied Materials, Inc.	22,340	1,260,646
Broadcom, Ltd.	4,121	1,087,573
Intel Corp.	69,993	3,183,982
KLA-Tencor Corp.	840	91,468
Lam Research Corp.	4,396	916,874
Marvell Technology Group, Ltd.	13,245	244,635
Maxim Integrated Products, Inc.	8,823	463,560
Microchip Technology, Inc.	5,909	560,173
Micron Technology, Inc. (B)	27,454	1,216,487
Microsemi Corp. (B)	1,822	97,240
NVIDIA Corp.	5,458	1,128,769
ON Semiconductor Corp. (B)	8,571	182,734
Qorvo, Inc. (B)	3,168	240,166
QUALCOMM, Inc.	18,077	922,108
Skyworks Solutions, Inc.	5,788	659,022
Teradyne, Inc.	3,527	151,273
Texas Instruments, Inc.	12,114	1,171,303
Xilinx, Inc.	9,144	673,821
Software – 4.5%
Activision Blizzard, Inc.	12,049	789,089
Adobe Systems, Inc. (B)	3,990	698,888
ANSYS, Inc. (B)	2,302	314,706
Atlassian Corp. PLC, Class A (B)	819	39,615
Autodesk, Inc. (B)	4,413	551,448
CA, Inc.	12,957	419,548
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Cadence Design Systems, Inc. (B)	7,328	$316,276
CDK Global, Inc.	3,646	231,740
Citrix Systems, Inc. (B)	4,709	389,010
Dell Technologies, Inc., Class V (B)	4,458	368,989
Electronic Arts, Inc. (B)	4,832	577,907
Fortinet, Inc. (B)	1,986	78,268
Guidewire Software, Inc. (B)	263	21,035
Intuit, Inc.	4,626	698,619
Microsoft Corp.	74,022	6,157,150
Oracle Corp.	40,614	2,067,253
PTC, Inc. (B)	1,468	97,549
Red Hat, Inc. (B)	4,174	504,344
salesforce.com, Inc. (B)	4,519	462,474
ServiceNow, Inc. (B)	2,367	299,118
Snap, Inc., Class A (A)(B)	1,155	17,718
Splunk, Inc. (B)	1,869	125,784
SS&C Technologies Holdings, Inc.	4,769	191,714
Symantec Corp.	20,659	671,418
Synopsys, Inc. (B)	4,387	379,563
Tableau Software, Inc., Class A (B)	219	17,759
Take-Two Interactive Software, Inc. (B)	1,319	145,947
The Ultimate Software Group, Inc. (B)	405	82,049
Tyler Technologies, Inc. (B)	546	96,800
VMware, Inc., Class A (A)(B)	1,118	133,813
Workday, Inc., Class A (B)	1,673	185,686
Technology hardware, storage and peripherals – 3.6%
Apple, Inc.	64,224	10,856,425
Hewlett Packard Enterprise Company	30,856	429,516
HP, Inc.	27,150	585,083
NetApp, Inc.	9,214	409,286
Seagate Technology PLC	12,060	445,858
Western Digital Corp.	10,845	968,133
Xerox Corp.	8,091	245,238
Materials – 4.1%		15,731,638
Chemicals – 2.5%
Air Products & Chemicals, Inc.	3,545	565,179
Albemarle Corp.	3,056	430,560
Axalta Coating Systems, Ltd. (B)	5,634	187,331
Celanese Corp., Series A	4,880	509,033
CF Industries Holdings, Inc.	8,864	336,655
DowDuPont, Inc.	17,594	1,272,222
Eastman Chemical Company	5,861	532,237
Ecolab, Inc.	4,112	537,274
FMC Corp.	3,885	360,761
Huntsman Corp.	4,269	136,693
International Flavors & Fragrances, Inc.	2,484	366,191
LyondellBasell Industries NV, Class A	5,571	576,766
Monsanto Company	5,513	667,624
NewMarket Corp.	254	101,699
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Olin Corp.	2,605	$95,161
PPG Industries, Inc.	4,708	547,258
Praxair, Inc.	4,413	644,828
RPM International, Inc.	4,068	216,946
The Chemours Company	2,098	118,768
The Mosaic Company	7,431	166,009
The Scotts Miracle-Gro Company	1,169	116,456
The Sherwin-Williams Company	1,525	602,604
W.R. Grace & Company	1,822	139,365
Westlake Chemical Corp.	1,036	87,967
Construction materials – 0.2%
Martin Marietta Materials, Inc.	1,768	383,391
Vulcan Materials Company	3,741	455,467
Containers and packaging – 0.8%
AptarGroup, Inc.	1,238	107,793
Avery Dennison Corp.	2,196	233,149
Ball Corp.	10,735	460,854
Berry Global Group, Inc. (B)	2,798	166,341
Crown Holdings, Inc. (B)	4,022	242,004
International Paper Company	15,545	890,262
Packaging Corp. of America	3,138	364,855
Sealed Air Corp.	5,639	249,413
Sonoco Products Company	2,703	139,988
WestRock Company	5,358	328,606
Metals and mining – 0.6%
Alcoa Corp. (B)	4,303	205,597
Freeport-McMoRan, Inc. (B)	36,412	509,040
Newmont Mining Corp.	13,672	494,380
Nucor Corp.	10,695	618,492
Reliance Steel & Aluminum Company	2,326	178,730
Royal Gold, Inc.	350	29,439
Southern Copper Corp. (A)	1,580	67,861
Steel Dynamics, Inc.	6,601	245,623
United States Steel Corp. (A)	1,768	44,766
Real estate – 3.5%		13,206,175
Equity real estate investment trusts – 3.3%
Alexandria Real Estate Equities, Inc.	1,716	212,715
American Campus Communities, Inc.	2,223	92,432
American Homes 4 Rent, Class A	3,192	67,926
American Tower Corp.	4,229	607,580
Apartment Investment & Management Company, Class A	3,175	139,637
AvalonBay Communities, Inc.	2,741	497,026
Boston Properties, Inc.	3,215	389,594
Brixmor Property Group, Inc.	5,118	89,411
Camden Property Trust	1,790	163,320
Colony NorthStar, Inc., Class A	5,784	71,028
CoreSite Realty Corp.	138	15,284
Crown Castle International Corp.	4,700	503,276
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	336	$20,627
DCT Industrial Trust, Inc.	368	21,351
Digital Realty Trust, Inc.	3,318	392,984
Douglas Emmett, Inc.	2,256	89,766
Duke Realty Corp.	7,289	207,591
EPR Properties	575	39,779
Equinix, Inc.	990	458,865
Equity LifeStyle Properties, Inc.	1,426	126,172
Equity Residential	6,738	453,198
Essex Property Trust, Inc.	1,332	349,557
Extra Space Storage, Inc.	2,348	191,573
Federal Realty Investment Trust	1,472	177,405
Forest City Realty Trust, Inc., Class A	4,232	104,234
Gaming and Leisure Properties, Inc.	3,024	110,497
GGP, Inc.	8,385	163,172
HCP, Inc.	9,377	242,302
Healthcare Trust of America, Inc., Class A	784	23,559
Highwoods Properties, Inc.	1,671	85,305
Host Hotels & Resorts, Inc.	15,599	305,116
Hudson Pacific Properties, Inc.	1,608	54,383
Invitation Homes, Inc.	348	7,854
Iron Mountain, Inc.	5,418	216,720
Kilroy Realty Corp.	1,863	132,701
Kimco Realty Corp.	8,626	156,648
Lamar Advertising Company, Class A	1,487	104,744
Liberty Property Trust	3,031	129,969
MGM Growth Properties LLC, Class A (A)	892	26,323
Mid-America Apartment Communities, Inc.	1,888	193,237
National Retail Properties, Inc. (A)	2,700	108,486
Omega Healthcare Investors, Inc. (A)	3,555	102,597
Park Hotels & Resorts, Inc.	1,836	52,858
Prologis, Inc.	7,294	471,047
Public Storage	1,602	332,015
Realty Income Corp.	5,262	282,412
Regency Centers Corp.	2,271	139,780
SBA Communications Corp. (B)	3,125	491,188
Senior Housing Properties Trust	2,169	39,910
Simon Property Group, Inc.	2,993	464,903
SL Green Realty Corp.	2,070	198,058
Sun Communities, Inc.	1,050	94,773
The Macerich Company	2,935	160,251
UDR, Inc.	5,478	212,492
Ventas, Inc.	6,272	393,568
VEREIT, Inc.	16,275	128,410
Vornado Realty Trust	3,716	278,180
Welltower, Inc.	5,889	394,327
Weyerhaeuser Company	20,931	751,632
WP Carey, Inc.	2,024	137,936
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (B)	8,136	$319,908
Jones Lang LaSalle, Inc.	1,164	150,726
The Howard Hughes Corp. (B)	516	65,857
Telecommunication services – 1.3%		5,017,281
Diversified telecommunication services – 1.2%
AT&T, Inc.	62,548	2,104,740
CenturyLink, Inc. (A)	27,565	523,459
Verizon Communications, Inc.	40,211	1,924,901
Zayo Group Holdings, Inc. (B)	3,698	133,350
Wireless telecommunication services – 0.1%
Sprint Corp. (A)(B)	11,187	73,163
T-Mobile US, Inc. (B)	4,311	257,668
Utilities – 4.5%		17,394,875
Electric utilities – 2.5%
Alliant Energy Corp.	6,690	289,409
American Electric Power Company, Inc.	11,135	828,555
Avangrid, Inc.	326	16,864
Duke Energy Corp.	6,775	598,300
Edison International	11,759	940,132
Entergy Corp.	6,826	588,811
Eversource Energy	9,043	566,454
Exelon Corp.	18,931	761,216
FirstEnergy Corp.	13,137	432,864
Great Plains Energy, Inc.	2,038	66,908
NextEra Energy, Inc.	6,090	944,376
OGE Energy Corp.	7,874	290,078
PG&E Corp.	9,362	540,843
Pinnacle West Capital Corp.	4,131	362,330
PPL Corp.	15,992	600,660
The Southern Company	12,913	674,059
Westar Energy, Inc.	3,985	213,118
Xcel Energy, Inc.	18,325	907,454
Gas utilities – 0.2%
Atmos Energy Corp.	2,672	233,105
National Fuel Gas Company	1,743	101,181
UGI Corp.	5,776	276,439
Independent power and renewable electricity producers – 0.1%
AES Corp.	25,058	266,367
Calpine Corp. (B)	3,447	51,498
NRG Energy, Inc.	4,633	115,825
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Energy Corp.	1,493	$29,024
Multi-utilities – 1.6%
Ameren Corp.	9,090	563,489
CenterPoint Energy, Inc.	15,606	461,625
CMS Energy Corp.	8,510	411,629
Consolidated Edison, Inc.	9,827	845,613
Dominion Energy, Inc.	8,402	681,738
DTE Energy Company	6,086	672,260
MDU Resources Group, Inc.	4,217	115,335
NiSource, Inc.	13,290	350,457
Public Service Enterprise Group, Inc.	19,198	944,542
SCANA Corp.	4,330	186,796
Sempra Energy	3,434	403,495
Vectren Corp.	444	30,254
WEC Energy Group, Inc.	8,122	547,342
Water utilities – 0.1%
American Water Works Company, Inc.	4,563	400,449
Aqua America, Inc.	2,367	83,981

SECURITIES LENDING COLLATERAL – 1.0%		$4,042,656
(Cost $4,042,809)
John Hancock Collateral Trust, 1.1946% (D)(E)	404,039	4,042,656

SHORT-TERM INVESTMENTS – 0.1%		$237,405
(Cost $237,405)
Money market funds – 0.1%		237,405
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (D)	237,405	237,405
Total investments (Multifactor Large Cap ETF) (Cost $340,277,626) 101.0%		$386,188,890
Other assets and liabilities, net (1.0%)		(3,892,815)
Total net assets 100.0%		$382,296,075

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 10-31-17.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 10-31-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1	Long	Dec 2017	$127,640	$128,635	$995
						$995
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR MATERIALS ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$22,181,576
(Cost $18,303,267)
Energy – 0.5%		115,942
Oil, gas and consumable fuels – 0.5%
CONSOL Energy, Inc. (A)	7,188	115,942
Industrials – 2.8%		619,046
Aerospace and defense – 2.3%
Arconic, Inc.	19,956	501,295
Trading companies and distributors – 0.5%
Univar, Inc. (A)	3,958	117,751
Information technology – 0.8%		169,751
Semiconductors and semiconductor equipment – 0.8%
Versum Materials, Inc.	4,034	169,751
Materials – 95.9%		21,276,837
Chemicals – 64.6%
Air Products & Chemicals, Inc.	5,113	815,166
Albemarle Corp.	4,322	608,927
Ashland Global Holdings, Inc.	2,985	202,920
Axalta Coating Systems, Ltd. (A)	11,271	374,761
Celanese Corp., Series A	6,967	726,728
CF Industries Holdings, Inc.	11,260	427,655
DowDuPont, Inc.	18,715	1,353,283
Eastman Chemical Company	9,767	886,941
Ecolab, Inc.	6,017	786,181
FMC Corp.	4,556	423,070
Huntsman Corp.	13,757	440,499
International Flavors & Fragrances, Inc.	3,552	523,636
LyondellBasell Industries NV, Class A	9,728	1,007,139
Monsanto Company	9,412	1,139,793
NewMarket Corp.	466	186,582
Olin Corp.	9,597	350,578
Platform Specialty Products Corp. (A)	8,090	86,563
PPG Industries, Inc.	8,634	1,003,616
Praxair, Inc.	6,943	1,014,511
RPM International, Inc.	6,990	372,777
The Chemours Company	6,413	363,040
The Mosaic Company	16,092	359,495
The Scotts Miracle-Gro Company	2,212	220,359
Valvoline, Inc.	8,549	205,347
W.R. Grace & Company	3,374	258,077
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

Chemicals (continued)
Westlake Chemical Corp.	2,314	$196,482
Containers and packaging – 7.9%
Avery Dennison Corp.	4,265	452,815
International Paper Company	22,708	1,300,487
Metals and mining – 23.4%
Alcoa Corp. (A)	8,862	423,426
Freeport-McMoRan, Inc. (A)	83,956	1,173,705
Newmont Mining Corp.	25,707	929,565
Nucor Corp.	21,071	1,218,536
Reliance Steel & Aluminum Company	3,508	269,555
Royal Gold, Inc.	3,206	269,657
Southern Copper Corp.	2,420	103,939
Steel Dynamics, Inc.	14,662	545,573
United States Steel Corp.	10,089	255,453

SHORT-TERM INVESTMENTS – 0.0%		$6,965
(Cost $6,965)
Money market funds – 0.0%		6,965
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (B)	6,965	6,965
Total investments (Multifactor Materials ETF) (Cost $18,310,232) 100.0%		$22,188,541
Other assets and liabilities, net 0.0%		4,134
Total net assets 100.0%		$22,192,675

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-17.
MULTIFACTOR MID CAP ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$256,503,140
(Cost $230,222,313)
Consumer discretionary – 12.5%		32,198,374
Auto components – 1.4%
Adient PLC	3,241	273,411

52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Autoliv, Inc.	4,301	$537,023
BorgWarner, Inc.	8,858	466,994
Delphi Automotive PLC	5,843	580,677
Gentex Corp.	17,299	335,774
Lear Corp.	4,308	756,442
The Goodyear Tire & Rubber Company	22,635	692,405
Automobiles – 0.3%
Harley-Davidson, Inc. (A)	10,416	493,093
Thor Industries, Inc.	2,252	306,767
Distributors – 0.5%
Genuine Parts Company	6,895	608,346
LKQ Corp. (B)	10,748	405,092
Pool Corp.	2,145	259,073
Diversified consumer services – 0.5%
Bright Horizons Family Solutions, Inc. (B)	2,087	180,108
Grand Canyon Education, Inc. (B)	806	72,145
H&R Block, Inc.	9,534	235,871
Service Corp. International	14,698	521,191
ServiceMaster Global Holdings, Inc. (B)	8,261	389,176
Hotels, restaurants and leisure – 1.8%
Aramark	13,086	571,727
Chipotle Mexican Grill, Inc. (B)	938	255,042
Darden Restaurants, Inc.	5,932	488,026
Domino's Pizza, Inc.	2,005	366,915
Dunkin' Brands Group, Inc.	5,297	312,894
Hyatt Hotels Corp., Class A (B)	1,875	117,488
International Game Technology PLC	5,463	128,381
MGM Resorts International	17,795	557,873
Norwegian Cruise Line Holdings, Ltd. (B)	5,296	295,252
Six Flags Entertainment Corp. (A)	3,714	233,202
Vail Resorts, Inc.	1,625	372,158
Wyndham Worldwide Corp.	5,213	557,009
Wynn Resorts, Ltd.	1,989	293,358
Household durables – 1.9%
CalAtlantic Group, Inc.	3,025	149,254
D.R. Horton, Inc.	14,862	657,049
Garmin, Ltd.	4,864	275,351
Leggett & Platt, Inc.	8,916	421,370
Lennar Corp., A Shares	7,889	439,181
Lennar Corp., B Shares	443	21,242
Mohawk Industries, Inc. (B)	2,551	667,750
NVR, Inc. (B)	172	564,396
PulteGroup, Inc.	17,914	541,540
Toll Brothers, Inc.	8,939	411,552
Whirlpool Corp.	4,146	679,654
Internet and direct marketing retail – 0.5%
Expedia, Inc.	3,317	413,497
Liberty Interactive Corp., Series A (B)	21,624	491,297
Liberty Ventures, Series A (B)	3,400	193,664
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
TripAdvisor, Inc. (A)(B)	3,644	$136,650
Wayfair, Inc., Class A (B)	536	37,466
Leisure products – 0.5%
Brunswick Corp.	4,977	252,085
Hasbro, Inc.	4,954	458,691
Mattel, Inc. (A)	16,353	230,904
Polaris Industries, Inc. (A)	3,004	355,764
Media – 1.4%
AMC Networks, Inc., Class A (B)	2,638	134,221
Cable One, Inc.	91	64,593
Cinemark Holdings, Inc.	7,371	267,862
Discovery Communications, Inc., Series A (A)(B)	4,863	91,813
Discovery Communications, Inc., Series C (B)	7,031	125,222
Liberty Broadband Corp., Series A (B)	896	77,244
Liberty Broadband Corp., Series C (B)	3,365	293,731
Liberty Media Corp.-Liberty Formula One, Series A (B)	459	16,708
Liberty Media Corp.-Liberty Formula One, Series C (B)	5,503	209,884
Liberty Media Corp.-Liberty SiriusXM, Series A (B)	4,684	195,370
Lions Gate Entertainment Corp., Class A (B)	1,010	29,310
Lions Gate Entertainment Corp., Class B (B)	3,365	93,076
Live Nation Entertainment, Inc. (B)	7,132	312,239
News Corp., Class A	21,073	287,857
News Corp., Class B	6,312	87,737
Omnicom Group, Inc.	2,595	174,358
Scripps Networks Interactive, Inc., Class A	3,732	310,801
The Interpublic Group of Companies, Inc.	23,388	450,219
The Madison Square Garden Company, Class A (B)	1,249	278,140
Viacom, Inc., Class A (A)	141	4,237
Viacom, Inc., Class B	4,968	119,381
Multiline retail – 0.7%
Dollar Tree, Inc. (B)	8,555	780,644
Kohl's Corp.	12,360	516,154
Macy's, Inc.	9,141	171,485
Nordstrom, Inc. (A)	6,661	264,109
Specialty retail – 1.9%
Advance Auto Parts, Inc.	3,808	311,266
AutoNation, Inc. (A)(B)	5,242	248,471
AutoZone, Inc. (B)	254	149,733
Bed Bath & Beyond, Inc.	8,510	169,349
Best Buy Company, Inc.	12,441	696,447
Burlington Stores, Inc. (B)	3,702	347,581
CarMax, Inc. (B)	8,714	654,421
Foot Locker, Inc.	7,840	235,827
L Brands, Inc.	2,133	91,804
Penske Automotive Group, Inc.	2,797	130,396
Signet Jewelers, Ltd. (A)	2,081	136,451
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Gap, Inc.	6,420	$166,856
The Michaels Companies, Inc. (B)	4,322	83,933
Tiffany & Company	3,883	363,526
Tractor Supply Company	6,275	378,132
Ulta Beauty, Inc. (B)	2,442	492,771
Williams-Sonoma, Inc. (A)	5,610	289,476
Textiles, apparel and luxury goods – 1.1%
Carter's, Inc.	3,278	317,081
Columbia Sportswear Company	1,311	81,780
Hanesbrands, Inc. (A)	18,388	413,730
Lululemon Athletica, Inc. (B)	4,275	262,955
Michael Kors Holdings, Ltd. (B)	7,417	362,024
PVH Corp.	3,472	440,284
Ralph Lauren Corp.	2,835	253,534
Skechers U.S.A., Inc., Class A (B)	6,192	197,649
Tapestry, Inc.	9,165	375,307
Under Armour, Inc., Class A (A)(B)	5,293	66,268
Under Armour, Inc., Class C (A)(B)	5,521	63,657
Consumer staples – 3.5%		9,044,539
Beverages – 0.6%
Brown-Forman Corp., Class A	430	24,652
Brown-Forman Corp., Class B	8,661	493,850
Dr. Pepper Snapple Group, Inc.	7,917	678,170
Molson Coors Brewing Company, Class B	5,527	446,968
Food and staples retailing – 0.2%
Casey's General Stores, Inc. (A)	2,785	319,077
US Foods Holding Corp. (B)	5,438	148,349
Food products – 2.0%
Blue Buffalo Pet Products, Inc. (A)(B)	4,427	128,073
Bunge, Ltd.	5,760	396,173
Campbell Soup Company	6,110	289,431
Conagra Brands, Inc.	14,554	497,165
Flowers Foods, Inc.	3,928	74,750
Hormel Foods Corp. (A)	3,584	111,677
Ingredion, Inc.	4,566	572,348
Lamb Weston Holdings, Inc.	5,686	289,929
McCormick & Company, Inc.	4,584	456,246
Pilgrim's Pride Corp. (A)(B)	4,206	133,667
Pinnacle Foods, Inc.	6,556	356,778
Post Holdings, Inc. (B)	3,901	323,510
Seaboard Corp.	15	66,002
The Hain Celestial Group, Inc. (B)	5,143	185,251
The Hershey Company	6,115	649,291
The J.M. Smucker Company	4,210	446,471
TreeHouse Foods, Inc. (B)	2,652	176,040
Household products – 0.4%
Church & Dwight Company, Inc.	7,770	350,971
Spectrum Brands Holdings, Inc. (A)	1,518	166,859
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
The Clorox Company	4,737	$599,373
Personal products – 0.3%
Coty, Inc., Class A	6,020	92,708
Edgewell Personal Care Company (B)	4,065	263,940
Herbalife, Ltd. (B)	4,225	306,820
Energy – 3.6%		9,219,511
Energy equipment and services – 0.6%
Core Laboratories NV (A)	2,450	244,755
Helmerich & Payne, Inc. (A)	8,237	447,351
National Oilwell Varco, Inc.	9,828	336,019
RPC, Inc. (A)	1,648	40,063
TechnipFMC PLC (B)	15,017	411,316
Weatherford International PLC (A)(B)	13,322	46,227
Oil, gas and consumable fuels – 3.0%
Andeavor	6,232	662,088
Antero Resources Corp. (A)(B)	13,521	262,307
Apache Corp.	4,570	189,061
Cabot Oil & Gas Corp.	14,064	389,573
Centennial Resource Development, Inc., Class A (A)(B)	1,683	32,701
Cheniere Energy Partners LP Holdings LLC	1,433	35,882
Cheniere Energy, Inc. (B)	4,248	198,552
Cimarex Energy Company	2,906	339,799
Concho Resources, Inc. (B)	4,659	625,284
Continental Resources, Inc. (B)	1,634	66,520
Devon Energy Corp.	5,800	214,020
Diamondback Energy, Inc. (B)	3,696	396,063
Energen Corp. (B)	4,371	225,981
EQT Corp. (A)	7,158	447,661
Hess Corp.	5,446	240,495
HollyFrontier Corp.	13,226	488,701
Marathon Oil Corp.	20,506	291,595
Murphy Oil Corp.	10,958	293,127
Newfield Exploration Company (B)	7,791	239,885
Noble Energy, Inc.	14,631	407,766
ONEOK, Inc.	10,040	544,871
Parsley Energy, Inc., Class A (B)	8,898	236,687
Range Resources Corp. (A)	9,200	166,612
Rice Energy, Inc. (B)	4,865	137,923
RSP Permian, Inc. (B)	4,366	150,234
Tallgrass Energy GP LP	1,006	25,150
Targa Resources Corp.	5,261	218,332
WPX Energy, Inc. (B)	14,797	166,910
Financials – 15.7%		40,385,733
Banks – 5.3%
Bank of the Ozarks	5,662	263,962
BOK Financial Corp.	1,550	134,029
CIT Group, Inc.	11,336	528,484
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc.	19,543	$742,829
Comerica, Inc.	8,537	670,752
Commerce Bancshares, Inc.	6,659	387,287
Cullen/Frost Bankers, Inc.	3,418	336,673
East West Bancorp, Inc.	9,622	575,780
Fifth Third Bancorp	36,636	1,058,780
First Citizens BancShares, Inc., Class A	281	113,805
First Hawaiian, Inc.	1,049	30,673
First Horizon National Corp.	10,713	201,083
First Republic Bank	6,680	650,632
FNB Corp.	6,036	81,426
Hancock Holding Company	1,447	70,541
Huntington Bancshares, Inc.	52,004	717,655
IBERIABANK Corp.	1,005	74,119
Investors Bancorp, Inc.	16,672	229,240
KeyCorp	46,264	844,318
M&T Bank Corp.	4,019	670,249
PacWest Bancorp	7,736	373,804
People's United Financial, Inc.	19,829	370,009
Pinnacle Financial Partners, Inc.	1,255	83,081
Popular, Inc.	4,858	178,191
Prosperity Bancshares, Inc.	3,678	241,939
Regions Financial Corp.	58,007	897,948
Signature Bank (B)	3,100	403,031
SVB Financial Group (B)	2,963	649,727
Synovus Financial Corp.	7,056	330,574
Texas Capital Bancshares, Inc. (B)	908	78,133
Umpqua Holdings Corp.	13,274	271,586
Webster Financial Corp.	4,996	274,730
Western Alliance Bancorp (B)	5,027	280,507
Wintrust Financial Corp.	1,981	161,035
Zions Bancorporation	11,472	532,989
Capital markets – 3.4%
Affiliated Managers Group, Inc.	2,434	453,941
Ameriprise Financial, Inc.	5,516	863,475
Cboe Global Markets, Inc.	3,771	426,349
E*TRADE Financial Corp. (B)	14,738	642,429
Eaton Vance Corp.	9,463	477,598
FactSet Research Systems, Inc.	2,777	527,269
Invesco, Ltd.	15,260	546,155
Janus Henderson Group PLC	3,340	116,065
Lazard, Ltd., Class A	2,388	113,526
LPL Financial Holdings, Inc.	1,584	78,582
MarketAxess Holdings, Inc.	1,971	342,954
Moody's Corp.	5,931	844,634
MSCI, Inc.	4,579	537,391
Nasdaq, Inc.	5,481	398,195
Northern Trust Corp.	5,133	480,038
Raymond James Financial, Inc.	7,020	595,156
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
SEI Investments Company	6,840	$441,248
T. Rowe Price Group, Inc.	2,797	259,841
TD Ameritrade Holding Corp.	11,249	562,338
Wins Finance Holdings, Inc. (B)(C)	9	1,890
Consumer finance – 0.7%
Ally Financial, Inc.	38,241	999,237
Credit Acceptance Corp. (B)	501	143,652
Navient Corp.	26,176	326,153
OneMain Holdings, Inc. (B)	2,143	68,083
Santander Consumer USA Holdings, Inc. (B)	9,550	158,912
SLM Corp. (B)	14,752	156,224
Diversified financial services – 0.3%
Leucadia National Corp.	16,860	426,558
Voya Financial, Inc.	11,509	462,201
Insurance – 5.8%
Alleghany Corp. (B)	833	471,661
American Financial Group, Inc.	6,218	655,937
Arch Capital Group, Ltd. (B)	4,889	487,140
Arthur J. Gallagher & Company	8,042	509,300
Assurant, Inc.	4,913	494,493
Assured Guaranty, Ltd.	14,013	519,882
Athene Holding, Ltd., Class A (B)	1,953	101,810
Axis Capital Holdings, Ltd.	6,992	380,295
Brighthouse Financial, Inc. (B)	1,582	98,369
Brown & Brown, Inc.	9,071	452,099
Cincinnati Financial Corp.	6,523	457,719
CNA Financial Corp.	1,231	66,634
Enstar Group, Ltd. (B)	257	58,545
Erie Indemnity Company, Class A	1,396	168,637
Everest Re Group, Ltd.	1,919	455,667
First American Financial Corp.	7,284	396,395
FNF Group	9,891	370,121
Lincoln National Corp.	9,828	744,766
Loews Corp.	9,387	464,750
Markel Corp. (B)	458	496,609
Old Republic International Corp.	17,878	362,745
Principal Financial Group, Inc.	12,398	816,408
Reinsurance Group of America, Inc.	5,095	761,091
RenaissanceRe Holdings, Ltd.	3,400	470,424
The Hanover Insurance Group, Inc.	2,227	219,092
The Hartford Financial Services Group, Inc.	12,697	698,970
Torchmark Corp.	6,003	505,032
Unum Group	14,256	741,882
Validus Holdings, Ltd.	6,033	314,199
W.R. Berkley Corp.	8,545	586,016
White Mountains Insurance Group, Ltd.	277	246,295
Willis Towers Watson PLC	4,604	741,612
XL Group, Ltd.	11,350	459,335
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Thrifts and mortgage finance – 0.2%
MGIC Investment Corp. (B)	11,151	$159,459
New York Community Bancorp, Inc.	27,155	341,067
Radian Group, Inc.	5,264	110,333
TFS Financial Corp.	2,675	41,249
Health care – 10.0%		25,547,949
Biotechnology – 1.0%
ACADIA Pharmaceuticals, Inc. (A)(B)	2,407	83,836
Alkermes PLC (B)	5,296	258,233
Alnylam Pharmaceuticals, Inc. (B)	1,973	240,390
BioMarin Pharmaceutical, Inc. (B)	3,940	323,435
Bioverativ, Inc. (B)	3,353	189,445
Bluebird Bio, Inc. (B)	664	92,362
Exact Sciences Corp. (B)	1,211	66,593
Exelixis, Inc. (B)	5,800	143,782
Ionis Pharmaceuticals, Inc. (B)	3,973	226,898
Juno Therapeutics, Inc. (B)	952	42,754
Neurocrine Biosciences, Inc. (B)	2,647	164,405
Seattle Genetics, Inc. (B)	2,832	173,630
TESARO, Inc. (B)	805	93,195
United Therapeutics Corp. (B)	3,731	442,459
Health care equipment and supplies – 3.2%
ABIOMED, Inc. (B)	1,632	314,845
Align Technology, Inc. (B)	3,246	775,729
C.R. Bard, Inc.	3,227	1,055,455
DENTSPLY SIRONA, Inc.	8,090	494,056
DexCom, Inc. (A)(B)	2,608	117,282
Edwards Lifesciences Corp. (B)	8,005	818,351
Hill-Rom Holdings, Inc.	3,937	317,755
Hologic, Inc. (B)	15,271	578,007
IDEXX Laboratories, Inc. (B)	3,394	563,981
Integra LifeSciences Holdings Corp. (B)	1,110	51,926
Masimo Corp. (B)	1,415	124,180
ResMed, Inc.	6,414	539,931
STERIS PLC	5,262	491,102
Teleflex, Inc.	2,144	508,085
The Cooper Companies, Inc.	2,390	574,221
Varian Medical Systems, Inc. (B)	5,462	569,086
West Pharmaceutical Services, Inc.	3,910	396,474
Health care providers and services – 2.8%
Acadia Healthcare Company, Inc. (B)	4,389	137,639
AmerisourceBergen Corp.	6,618	509,255
Centene Corp. (B)	9,941	931,173
DaVita, Inc. (B)	10,741	652,408
Envision Healthcare Corp. (B)	8,312	354,091
HealthSouth Corp.	6,289	290,174
Henry Schein, Inc. (B)	7,790	612,294
Laboratory Corp. of America Holdings (B)	5,465	840,025
MEDNAX, Inc. (B)	7,363	322,426
Patterson Companies, Inc. (A)	7,703	285,011
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Premier, Inc., Class A (B)	3,488	$113,953
Quest Diagnostics, Inc.	8,826	827,702
Universal Health Services, Inc., Class B	6,188	635,508
WellCare Health Plans, Inc. (B)	3,375	667,373
Health care technology – 0.6%
athenahealth, Inc. (B)	1,995	255,121
Cerner Corp. (B)	12,537	846,498
Medidata Solutions, Inc. (B)	883	66,428
Veeva Systems, Inc., Class A (B)	3,603	219,567
Life sciences tools and services – 1.9%
Agilent Technologies, Inc.	9,423	641,047
Bio-Rad Laboratories, Inc., Class A (B)	1,449	318,476
Bio-Techne Corp.	1,977	259,027
Bruker Corp.	5,501	172,731
Charles River Laboratories International, Inc. (B)	3,272	380,501
INC Research Holdings, Inc., Class A (B)	2,341	133,788
Mettler-Toledo International, Inc. (B)	1,256	857,383
PerkinElmer, Inc.	8,213	593,964
PRA Health Sciences, Inc. (B)	1,002	81,593
Quintiles IMS Holdings, Inc. (B)	4,316	466,560
VWR Corp. (B)	5,281	174,801
Waters Corp. (B)	3,753	735,776
Pharmaceuticals – 0.5%
Akorn, Inc. (A)(B)	2,456	79,992
Catalent, Inc. (B)	2,386	101,620
Jazz Pharmaceuticals PLC (B)	4,236	599,521
Mallinckrodt PLC (B)	4,910	155,500
Mylan NV (B)	7,184	256,541
Perrigo Company PLC	1,736	140,599
Industrials – 16.6%		42,715,345
Aerospace and defense – 2.6%
Arconic, Inc.	14,222	357,257
BWX Technologies, Inc.	4,706	281,984
Curtiss-Wright Corp.	2,317	273,985
HEICO Corp.	1,353	122,690
HEICO Corp., Class A	2,450	186,445
Hexcel Corp.	6,260	379,919
Huntington Ingalls Industries, Inc.	2,462	573,227
L3 Technologies, Inc.	3,609	675,533
Orbital ATK, Inc.	3,888	516,832
Rockwell Collins, Inc.	6,659	902,960
Spirit AeroSystems Holdings, Inc., Class A	9,834	787,703
Teledyne Technologies, Inc. (B)	1,938	329,382
Textron, Inc.	12,980	684,565
TransDigm Group, Inc.	1,877	520,868
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc. (A)	6,978	547,982
Expeditors International of Washington, Inc.	8,662	505,688
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
XPO Logistics, Inc. (B)	6,232	$432,189
Airlines – 0.8%
Alaska Air Group, Inc.	7,787	514,176
Copa Holdings SA, Class A	1,197	147,458
JetBlue Airways Corp. (B)	24,340	466,111
United Continental Holdings, Inc. (B)	16,207	947,785
Building products – 1.2%
Allegion PLC	5,434	453,141
AO Smith Corp.	6,955	411,736
Fortune Brands Home & Security, Inc.	7,622	503,509
Lennox International, Inc.	2,402	459,094
Masco Corp.	9,452	376,379
Owens Corning	7,751	640,930
USG Corp. (B)	5,765	197,912
Commercial services and supplies – 1.2%
Cintas Corp.	4,311	642,511
Copart, Inc. (B)	15,296	555,092
KAR Auction Services, Inc.	9,527	450,913
Republic Services, Inc.	13,113	853,263
Rollins, Inc.	4,414	193,819
Stericycle, Inc. (B)	3,448	244,291
The Brink's Company	850	64,685
Construction and engineering – 0.7%
AECOM (B)	8,682	304,391
EMCOR Group, Inc.	2,057	165,609
Fluor Corp.	9,539	411,036
Jacobs Engineering Group, Inc.	6,882	400,601
Quanta Services, Inc. (B)	11,576	436,762
Electrical equipment – 1.2%
Acuity Brands, Inc.	1,828	305,642
AMETEK, Inc.	10,953	739,218
Hubbell, Inc.	4,528	569,713
Rockwell Automation, Inc.	5,358	1,075,994
Sensata Technologies Holding NV (B)	11,048	540,358
Industrial conglomerates – 0.5%
Carlisle Companies, Inc.	4,134	454,037
Roper Technologies, Inc.	3,756	969,687
Machinery – 4.5%
AGCO Corp.	5,383	369,112
Allison Transmission Holdings, Inc.	10,291	437,265
Colfax Corp. (B)	4,272	178,185
Crane Company	2,184	181,534
Donaldson Company, Inc.	9,357	441,744
Dover Corp.	8,446	806,509
Flowserve Corp.	8,099	356,923
Gardner Denver Holdings, Inc. (B)	1,070	30,870
Graco, Inc.	3,236	426,472
IDEX Corp.	5,183	664,512
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Ingersoll-Rand PLC	6,395	$566,597
Lincoln Electric Holdings, Inc.	3,653	334,871
Nordson Corp.	3,251	411,869
Oshkosh Corp.	4,165	381,347
Parker-Hannifin Corp.	6,433	1,174,730
Pentair PLC	7,377	519,783
Snap-on, Inc.	3,407	537,556
Stanley Black & Decker, Inc.	6,474	1,045,875
The Middleby Corp. (B)	3,293	381,659
The Toro Company	6,028	378,860
Trinity Industries, Inc.	7,615	247,640
WABCO Holdings, Inc. (B)	3,474	512,658
Wabtec Corp. (A)	5,166	395,199
Woodward, Inc.	2,792	215,905
Xylem, Inc.	8,506	565,904
Professional services – 1.1%
Equifax, Inc.	5,794	628,823
ManpowerGroup, Inc.	4,940	609,003
Nielsen Holdings PLC	4,999	185,313
Robert Half International, Inc.	8,159	422,391
The Dun & Bradstreet Corp.	2,195	256,442
TransUnion (B)	5,844	306,752
Verisk Analytics, Inc. (B)	5,118	435,286
Road and rail – 1.0%
AMERCO	537	210,848
Genesee & Wyoming, Inc., Class A (B)	3,273	234,936
J.B. Hunt Transport Services, Inc.	4,336	461,307
Kansas City Southern	4,551	474,305
Landstar System, Inc.	837	82,654
Old Dominion Freight Line, Inc.	4,715	571,128
Ryder System, Inc.	5,110	414,319
Schneider National, Inc., Class B	1,320	34,571
Trading companies and distributors – 1.1%
Air Lease Corp.	4,360	189,442
Fastenal Company	10,736	504,270
HD Supply Holdings, Inc. (B)	11,515	407,516
MSC Industrial Direct Company, Inc., Class A	3,018	250,192
United Rentals, Inc. (B)	5,274	746,166
Univar, Inc. (B)	2,905	86,424
W.W. Grainger, Inc. (A)	2,556	505,321
Watsco, Inc.	1,584	263,847
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,248	295,448
Information technology – 18.6%		47,638,226
Communications equipment – 1.8%
Arista Networks, Inc. (B)	2,225	444,755
ARRIS International PLC (B)	12,947	368,990
Brocade Communications Systems, Inc.	32,850	382,703
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
CommScope Holding Company, Inc. (B)	13,284	$426,948
EchoStar Corp., Class A (B)	2,813	157,387
F5 Networks, Inc. (B)	4,392	532,618
Harris Corp.	6,584	917,283
Juniper Networks, Inc.	17,560	436,015
Motorola Solutions, Inc.	5,603	507,296
Palo Alto Networks, Inc. (B)	1,626	239,347
Ubiquiti Networks, Inc. (A)(B)	1,264	78,596
ViaSat, Inc. (A)(B)	2,523	164,247
Electronic equipment, instruments and components – 2.9%
Amphenol Corp., Class A	13,448	1,169,976
Arrow Electronics, Inc. (B)	8,956	748,632
Avnet, Inc.	9,974	396,965
CDW Corp.	8,553	598,710
Cognex Corp.	2,456	302,456
Coherent, Inc. (B)	679	178,380
Dolby Laboratories, Inc., Class A	3,449	199,835
Flex, Ltd. (B)	35,496	631,820
FLIR Systems, Inc.	8,879	415,715
IPG Photonics Corp. (B)	1,747	371,954
Jabil, Inc.	15,263	431,638
Keysight Technologies, Inc. (B)	11,189	499,813
Littelfuse, Inc.	406	84,854
National Instruments Corp.	5,901	265,545
SYNNEX Corp.	2,361	318,452
Tech Data Corp. (B)	855	79,318
Trimble, Inc. (B)	10,011	409,250
Universal Display Corp.	457	66,951
Zebra Technologies Corp., Class A (B)	2,726	316,189
Internet software and services – 1.2%
Akamai Technologies, Inc. (B)	9,908	517,693
CoStar Group, Inc. (B)	1,115	329,761
GoDaddy, Inc., Class A (B)	2,127	99,331
GrubHub, Inc. (B)	1,505	91,835
InterActiveCorp (B)	5,656	729,907
j2 Global, Inc.	2,861	212,115
LogMeIn, Inc.	2,217	268,368
Match Group, Inc. (A)(B)	2,430	64,978
Twitter, Inc. (B)	7,080	145,990
VeriSign, Inc. (A)(B)	3,553	382,019
Zillow Group, Inc., Class A (B)	1,599	66,055
Zillow Group, Inc., Class C (A)(B)	3,550	146,544
IT services – 4.3%
Alliance Data Systems Corp.	2,417	540,755
Amdocs, Ltd.	8,391	546,254
Black Knight, Inc. (B)	4,431	200,946
Booz Allen Hamilton Holding Corp.	7,650	289,094
Broadridge Financial Solutions, Inc.	5,748	493,868
CoreLogic, Inc. (B)	1,735	81,372
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
CSRA, Inc.	9,313	$297,923
DXC Technology Company	9,188	840,886
EPAM Systems, Inc. (B)	1,825	166,349
Euronet Worldwide, Inc. (B)	2,785	269,142
First Data Corp., Class A (B)	10,383	184,921
Fiserv, Inc. (B)	9,052	1,171,600
FleetCor Technologies, Inc. (B)	3,002	496,141
Gartner, Inc. (B)	4,089	512,393
Genpact, Ltd.	11,374	346,338
Global Payments, Inc.	6,205	645,010
Jack Henry & Associates, Inc.	5,393	593,931
Leidos Holdings, Inc.	9,183	574,121
MAXIMUS, Inc.	4,053	269,241
Sabre Corp.	10,788	211,013
Square, Inc., Class A (A)(B)	4,057	150,880
Teradata Corp. (A)(B)	9,644	322,592
The Western Union Company	20,217	401,510
Total System Services, Inc.	7,716	555,938
Vantiv, Inc., Class A (B)	7,246	507,220
WEX, Inc. (B)	1,582	195,519
Semiconductors and semiconductor equipment – 2.9%
Advanced Micro Devices, Inc. (B)	13,164	144,607
Cavium, Inc. (B)	2,373	163,713
Cypress Semiconductor Corp.	15,386	244,022
First Solar, Inc. (B)	5,561	304,854
KLA-Tencor Corp.	2,120	230,847
Marvell Technology Group, Ltd.	25,528	471,502
Maxim Integrated Products, Inc.	13,544	711,602
Microchip Technology, Inc.	8,467	802,672
Microsemi Corp. (B)	6,885	367,452
MKS Instruments, Inc.	1,270	137,986
Monolithic Power Systems, Inc.	593	72,150
ON Semiconductor Corp. (B)	34,564	736,904
Qorvo, Inc. (B)	7,026	532,641
Skyworks Solutions, Inc.	8,691	989,557
Teradyne, Inc.	14,780	633,914
Versum Materials, Inc.	1,603	67,454
Xilinx, Inc.	11,380	838,592
Software – 4.1%
ANSYS, Inc. (B)	4,269	583,615
Aspen Technology, Inc. (B)	2,645	170,655
Atlassian Corp. PLC, Class A (B)	2,199	106,366
Autodesk, Inc. (B)	6,086	760,507
Blackbaud, Inc.	903	91,474
CA, Inc.	16,913	547,643
Cadence Design Systems, Inc. (B)	12,632	545,197
CDK Global, Inc.	7,586	482,166
Citrix Systems, Inc. (B)	7,092	585,870
Dell Technologies, Inc., Class V (B)	5,047	417,740
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Fair Isaac Corp.	1,929	$280,014
Fortinet, Inc. (B)	6,543	257,860
Guidewire Software, Inc. (B)	2,932	234,501
Nuance Communications, Inc. (B)	17,038	251,140
Paycom Software, Inc. (A)(B)	897	73,733
Pegasystems, Inc.	573	33,406
Proofpoint, Inc. (B)	462	42,693
PTC, Inc. (B)	6,442	428,071
Red Hat, Inc. (B)	5,918	715,072
ServiceNow, Inc. (B)	3,029	382,775
Splunk, Inc. (B)	3,899	262,403
SS&C Technologies Holdings, Inc.	11,282	453,536
Symantec Corp.	24,294	789,555
Synopsys, Inc. (B)	8,137	704,013
Tableau Software, Inc., Class A (B)	1,964	159,261
Take-Two Interactive Software, Inc. (B)	3,814	422,019
The Ultimate Software Group, Inc. (B)	1,314	266,203
Tyler Technologies, Inc. (B)	1,753	310,789
Workday, Inc., Class A (B)	2,153	238,961
Technology hardware, storage and peripherals – 1.4%
NCR Corp. (B)	12,023	385,818
NetApp, Inc.	17,940	796,895
Seagate Technology PLC	16,251	600,799
Western Digital Corp.	15,142	1,351,726
Xerox Corp.	12,969	393,090
Materials – 6.8%		17,458,188
Chemicals – 2.8%
Albemarle Corp.	4,367	615,267
Ashland Global Holdings, Inc.	4,265	289,935
Axalta Coating Systems, Ltd. (B)	11,859	394,312
Celanese Corp., Series A	6,330	660,282
CF Industries Holdings, Inc.	14,075	534,569
Eastman Chemical Company	6,968	632,764
FMC Corp.	5,456	506,644
Huntsman Corp.	12,055	386,001
International Flavors & Fragrances, Inc.	3,085	454,791
NewMarket Corp.	588	235,429
Olin Corp.	8,617	314,779
RPM International, Inc.	8,723	465,198
The Chemours Company	3,591	203,287
The Mosaic Company	12,656	282,735
The Scotts Miracle-Gro Company	3,143	313,106
Valvoline, Inc.	12,271	294,749
W.R. Grace & Company	4,056	310,243
Westlake Chemical Corp.	2,317	196,736
Construction materials – 0.6%
Eagle Materials, Inc.	2,705	285,567
Martin Marietta Materials, Inc.	2,466	534,752
Vulcan Materials Company	5,850	712,238
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 2.1%
AptarGroup, Inc.	4,512	$392,860
Ardagh Group SA	277	5,939
Avery Dennison Corp.	6,318	670,782
Ball Corp.	12,824	550,534
Bemis Company, Inc.	8,875	399,553
Berry Global Group, Inc. (B)	6,694	397,958
Crown Holdings, Inc. (B)	7,946	478,111
Graphic Packaging Holding Company	26,920	416,991
Owens-Illinois, Inc. (B)	3,502	83,663
Packaging Corp. of America	5,755	669,134
Sealed Air Corp.	10,196	450,969
Sonoco Products Company	9,676	501,120
WestRock Company	7,902	484,630
Metals and mining – 1.3%
Alcoa Corp. (B)	8,465	404,458
Freeport-McMoRan, Inc. (B)	23,033	322,001
Newmont Mining Corp.	16,984	614,141
Nucor Corp.	11,481	663,946
Reliance Steel & Aluminum Company	5,168	397,109
Royal Gold, Inc.	2,807	236,097
Steel Dynamics, Inc.	14,383	535,191
United States Steel Corp. (A)	6,304	159,617
Real estate – 6.3%		16,146,571
Equity real estate investment trusts – 5.8%
Alexandria Real Estate Equities, Inc.	2,989	370,516
American Campus Communities, Inc.	5,500	228,690
American Homes 4 Rent, Class A	7,338	156,153
Apartment Investment & Management Company, Class A	6,644	292,203
Apple Hospitality REIT, Inc.	6,891	130,516
Brixmor Property Group, Inc.	10,323	180,343
Camden Property Trust	3,654	333,391
Colony NorthStar, Inc., Class A	12,507	153,586
CoreSite Realty Corp.	1,108	122,711
Cousins Properties, Inc.	5,870	52,947
CubeSmart	7,180	195,440
CyrusOne, Inc.	2,692	165,262
DCT Industrial Trust, Inc.	3,546	205,739
Digital Realty Trust, Inc.	4,726	559,747
Douglas Emmett, Inc.	6,184	246,061
Duke Realty Corp.	13,255	377,502
EPR Properties	2,588	179,038
Equity Commonwealth (B)	4,672	140,394
Equity LifeStyle Properties, Inc.	3,320	293,754
Essex Property Trust, Inc.	1,676	439,833
Extra Space Storage, Inc.	4,319	352,387
Federal Realty Investment Trust	2,450	295,274
Forest City Realty Trust, Inc., Class A	10,189	250,955
Gaming and Leisure Properties, Inc.	7,086	258,922
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Gramercy Property Trust	5,612	$166,676
HCP, Inc.	6,611	170,828
Healthcare Realty Trust, Inc.	3,341	107,714
Healthcare Trust of America, Inc., Class A	6,215	186,761
Highwoods Properties, Inc.	4,168	212,776
Hospitality Properties Trust	6,727	192,258
Host Hotels & Resorts, Inc.	18,761	366,965
Hudson Pacific Properties, Inc.	4,564	154,354
Invitation Homes, Inc.	1,321	29,815
Iron Mountain, Inc.	9,359	374,360
Kilroy Realty Corp.	3,990	284,208
Kimco Realty Corp.	12,855	233,447
Lamar Advertising Company, Class A	4,372	307,964
Liberty Property Trust	6,224	266,885
Medical Properties Trust, Inc.	10,370	137,195
MGM Growth Properties LLC, Class A (A)	1,920	56,659
Mid-America Apartment Communities, Inc.	3,136	320,970
National Retail Properties, Inc. (A)	6,094	244,857
Omega Healthcare Investors, Inc. (A)	7,997	230,793
Paramount Group, Inc.	6,948	110,612
Park Hotels & Resorts, Inc.	3,217	92,617
Realty Income Corp.	6,251	335,491
Regency Centers Corp.	4,094	251,986
SBA Communications Corp. (B)	4,490	705,738
Senior Housing Properties Trust	9,960	183,264
SL Green Realty Corp.	2,542	243,219
Spirit Realty Capital, Inc.	19,401	161,222
Starwood Waypoint Homes	1,782	64,704
STORE Capital Corp.	5,847	144,362
Sun Communities, Inc.	2,614	235,940
The Macerich Company	4,195	229,047
UDR, Inc.	9,323	361,639
VEREIT, Inc.	33,233	262,208
Vornado Realty Trust	1,417	106,077
Weingarten Realty Investors	5,025	153,011
Weyerhaeuser Company	22,455	806,359
WP Carey, Inc.	4,332	295,226
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (B)	12,839	504,829
Jones Lang LaSalle, Inc.	2,817	364,773
Realogy Holdings Corp.	9,299	300,637
The Howard Hughes Corp. (B)	1,620	206,761
Telecommunication services – 0.3%		811,715
Diversified telecommunication services – 0.3%
CenturyLink, Inc. (A)	26,936	511,515
Zayo Group Holdings, Inc. (B)	8,325	300,200
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 6.0%		$15,336,989
Electric utilities – 2.4%
ALLETE, Inc.	845	66,206
Alliant Energy Corp.	9,372	405,433
Avangrid, Inc.	703	36,366
Entergy Corp.	8,464	730,105
Eversource Energy	10,517	658,785
FirstEnergy Corp.	21,786	717,849
Great Plains Energy, Inc.	10,899	357,814
IDACORP, Inc.	2,377	218,755
OGE Energy Corp.	15,663	577,025
Pinnacle West Capital Corp.	6,220	545,556
Portland General Electric Company	5,647	269,588
Westar Energy, Inc.	8,714	466,025
Xcel Energy, Inc.	21,417	1,060,570
Gas utilities – 0.7%
Atmos Energy Corp.	5,851	510,441
National Fuel Gas Company	4,323	250,950
ONE Gas, Inc.	878	67,588
Southwest Gas Holdings, Inc.	1,096	90,299
UGI Corp.	12,884	616,628
WGL Holdings, Inc.	2,148	184,084
Independent power and renewable electricity producers – 0.5%
AES Corp.	48,679	517,458
Calpine Corp. (B)	26,058	389,307
NRG Energy, Inc.	15,840	396,000
Vistra Energy Corp.	5,250	102,060
Multi-utilities – 2.0%
Ameren Corp.	11,248	697,264
CenterPoint Energy, Inc.	20,763	614,170
CMS Energy Corp.	12,725	615,508
DTE Energy Company	7,166	791,556
MDU Resources Group, Inc.	14,449	395,180
NiSource, Inc.	29,143	768,501
SCANA Corp.	8,000	345,120
Vectren Corp.	5,022	342,199
WEC Energy Group, Inc.	9,258	623,897
Water utilities – 0.4%
American Water Works Company, Inc.	7,222	633,803
Aqua America, Inc.	7,748	274,899

SECURITIES LENDING COLLATERAL – 3.1%		$7,822,631
(Cost $7,822,916)
John Hancock Collateral Trust, 1.1946% (D)(E)	781,825	7,822,631
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%		$112,227
(Cost $112,227)
Money market funds – 0.0%		$112,227
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (D)	112,227	112,227
Total investments (Multifactor Mid Cap ETF) (Cost $238,157,456) 103.0%		$264,437,998
Other assets and liabilities, net (3.0%)		(7,802,344)
Total net assets 100.0%		$256,635,654

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 10-31-17.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 10-31-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$55,221,477
(Cost $42,911,466)
Consumer discretionary – 0.4%		213,363
Household durables – 0.4%
Garmin, Ltd. (A)	3,769	213,363
Health care – 1.8%		980,164
Health care providers and services – 0.1%
Premier, Inc., Class A (B)	1,630	53,252
Health care technology – 1.7%
athenahealth, Inc. (B)	871	111,383
Cerner Corp. (B)	9,776	660,076
Medidata Solutions, Inc. (B)	601	45,213
Veeva Systems, Inc., Class A (B)	1,809	110,240
Information technology – 97.7%		54,027,950
Communications equipment – 8.3%
Arista Networks, Inc. (B)	938	187,497
ARRIS International PLC (B)	6,514	185,649
Brocade Communications Systems, Inc.	12,651	147,384
Cisco Systems, Inc.	52,537	1,794,139
CommScope Holding Company, Inc. (B)	7,188	231,022
EchoStar Corp., Class A (B)	1,309	73,239
F5 Networks, Inc. (B)	2,262	274,313
Harris Corp.	4,784	666,507
Juniper Networks, Inc.	12,815	318,196
Lumentum Holdings, Inc. (A)(B)	223	14,082
Motorola Solutions, Inc.	3,575	323,681
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Palo Alto Networks, Inc. (B)	1,352	$199,014
Ubiquiti Networks, Inc. (A)(B)	734	45,640
ViaSat, Inc. (A)(B)	1,746	113,665
Electronic equipment, instruments and components – 2.7%
CDW Corp.	4,808	336,560
Corning, Inc.	26,542	831,030
Dolby Laboratories, Inc., Class A	1,579	91,487
SYNNEX Corp.	1,161	156,596
Tech Data Corp. (B)	890	82,565
Internet software and services – 15.9%
Akamai Technologies, Inc. (B)	5,477	286,173
Alphabet, Inc., Class A (B)	2,578	2,663,177
Alphabet, Inc., Class C (B)	627	637,433
eBay, Inc. (B)	17,399	654,898
Facebook, Inc., Class A (B)	17,746	3,195,345
GoDaddy, Inc., Class A (B)	1,601	74,767
GrubHub, Inc. (B)	1,535	93,666
InterActiveCorp (B)	2,252	290,621
j2 Global, Inc.	1,855	137,530
LogMeIn, Inc.	1,382	167,291
Match Group, Inc. (B)	1,313	35,110
Nutanix, Inc., Class A (A)(B)	195	5,558
Twitter, Inc. (B)	14,790	304,970
VeriSign, Inc. (A)(B)	2,353	252,995
IT services – 7.7%
Amdocs, Ltd.	4,704	306,230
Cognizant Technology Solutions Corp., Class A	8,924	675,279
CSRA, Inc.	4,500	143,955
DXC Technology Company	7,611	696,559
EPAM Systems, Inc. (B)	1,151	104,914
Gartner, Inc. (B)	2,040	255,632
IBM Corp.	9,152	1,409,957
Leidos Holdings, Inc.	5,028	314,351
Sabre Corp.	4,598	89,937
Square, Inc., Class A (A)(B)	3,316	123,322
Teradata Corp. (A)(B)	4,973	166,347
Semiconductors and semiconductor equipment – 25.9%
Advanced Micro Devices, Inc. (B)	12,224	134,281
Analog Devices, Inc.	5,650	515,845
Applied Materials, Inc.	18,279	1,031,484
Broadcom, Ltd.	3,604	951,130
Cavium, Inc. (B)	1,243	85,755
Cirrus Logic, Inc. (B)	1,922	107,632
Cypress Semiconductor Corp.	8,918	141,439
Entegris, Inc.	3,494	114,429
Intel Corp.	61,627	2,803,412
KLA-Tencor Corp.	2,813	306,308
Lam Research Corp.	3,079	642,187
Marvell Technology Group, Ltd.	12,345	228,012
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Maxim Integrated Products, Inc.	8,328	$437,553
Microchip Technology, Inc.	5,481	519,599
Micron Technology, Inc. (B)	21,913	970,965
Microsemi Corp. (B)	3,686	196,722
MKS Instruments, Inc.	1,355	147,221
Monolithic Power Systems, Inc.	533	64,850
NVIDIA Corp.	4,150	858,262
ON Semiconductor Corp. (B)	16,051	342,207
Qorvo, Inc. (B)	3,674	278,526
QUALCOMM, Inc.	17,404	887,778
Skyworks Solutions, Inc.	6,194	705,249
Teradyne, Inc.	6,724	288,392
Texas Instruments, Inc.	10,636	1,028,395
Xilinx, Inc.	7,134	525,704
Software – 26.4%
Activision Blizzard, Inc.	11,234	735,715
Adobe Systems, Inc. (B)	3,236	566,818
ANSYS, Inc. (B)	2,364	323,182
Aspen Technology, Inc. (B)	1,895	122,265
Atlassian Corp. PLC, Class A (B)	1,204	58,237
Autodesk, Inc. (B)	3,763	470,224
Blackbaud, Inc.	1,340	135,742
CA, Inc.	11,932	386,358
Cadence Design Systems, Inc. (B)	7,272	313,860
CDK Global, Inc.	3,479	221,125
Citrix Systems, Inc. (B)	4,907	405,367
Dell Technologies, Inc., Class V (B)	7,497	620,527
Electronic Arts, Inc. (B)	3,712	443,955
Fair Isaac Corp.	828	120,192
Fortinet, Inc. (B)	2,678	105,540
Guidewire Software, Inc. (B)	1,351	108,053
Intuit, Inc.	3,375	509,693
Microsoft Corp.	40,814	3,394,909
Nuance Communications, Inc. (B)	7,798	114,943
Oracle Corp.	33,648	1,712,683
Paycom Software, Inc. (A)(B)	952	78,254
Pegasystems, Inc.	464	27,051
Proofpoint, Inc. (B)	734	67,829
PTC, Inc. (B)	2,626	174,498
Red Hat, Inc. (B)	3,855	465,800
salesforce.com, Inc. (B)	3,445	352,561
ServiceNow, Inc. (B)	2,573	325,150
Snap, Inc., Class A (A)(B)	4,395	67,419
Splunk, Inc. (B)	2,094	140,926
SS&C Technologies Holdings, Inc.	5,335	214,467
Symantec Corp.	14,807	481,228
Synopsys, Inc. (B)	4,228	365,807
Tableau Software, Inc., Class A (B)	974	78,982
Take-Two Interactive Software, Inc. (B)	2,598	287,469
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
The Ultimate Software Group, Inc. (B)	572	$115,881
Tyler Technologies, Inc. (B)	709	125,699
VMware, Inc., Class A (A)(B)	963	115,261
Workday, Inc., Class A (B)	1,968	218,428
Technology hardware, storage and peripherals – 10.8%
Apple, Inc.	18,609	3,145,665
Hewlett Packard Enterprise Company	36,301	505,310
HP, Inc.	20,466	441,042
NCR Corp. (B)	4,365	140,073
NetApp, Inc.	9,965	442,645
Seagate Technology PLC	9,149	338,239
Western Digital Corp.	10,880	971,258

SECURITIES LENDING COLLATERAL – 1.8%		$989,363
(Cost $989,383)
John Hancock Collateral Trust, 1.1946% (C)(D)	98,881	989,363

SHORT-TERM INVESTMENTS – 0.1%		$71,452
(Cost $71,452)
Money market funds – 0.1%		71,452
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (C)	71,452	71,452
Total investments (Multifactor Technology ETF) (Cost $43,972,301) 101.8%		$56,282,292
Other assets and liabilities, net (1.8%)		(1,013,653)
Total net assets 100.0%		$55,268,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 10-31-17.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 10-31-17 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$20,140,197
(Cost $18,447,138)
Energy – 2.1%		420,104
Oil, gas and consumable fuels – 2.1%
ONEOK, Inc.	7,741	420,104
Utilities – 97.8%		19,720,093
Electric utilities – 50.3%
ALLETE, Inc.	1,050	82,268
Alliant Energy Corp.	6,026	260,685
American Electric Power Company, Inc.	9,930	738,891
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Avangrid, Inc.	1,463	$75,681
Duke Energy Corp.	7,592	670,450
Edison International	14,073	1,125,135
Entergy Corp.	5,918	510,487
Eversource Energy	10,427	653,147
Exelon Corp.	21,738	874,085
FirstEnergy Corp.	16,335	538,238
Great Plains Energy, Inc.	6,657	218,549
Hawaiian Electric Industries, Inc.	3,074	112,078
IDACORP, Inc.	1,471	135,376
NextEra Energy, Inc.	4,912	761,704
PG&E Corp.	10,975	634,026
Pinnacle West Capital Corp.	4,058	355,927
Portland General Electric Company	3,802	181,507
PPL Corp.	12,339	463,453
The Southern Company	11,955	624,051
Westar Energy, Inc.	4,774	255,314
Xcel Energy, Inc.	17,496	866,402
Gas utilities – 6.4%
Atmos Energy Corp.	3,352	292,428
National Fuel Gas Company	2,295	133,225
New Jersey Resources Corp.	1,345	59,785
ONE Gas, Inc.	1,711	131,713
Southwest Gas Holdings, Inc.	2,004	165,110
Spire, Inc.	1,001	79,029
UGI Corp.	6,442	308,314
WGL Holdings, Inc.	1,495	128,122
Independent power and renewable electricity producers – 4.5%
AES Corp.	24,496	260,392
Calpine Corp. (A)	18,057	269,772
NRG Energy, Inc.	10,469	261,725
Vistra Energy Corp.	6,555	127,429
Multi-utilities – 33.8%
Ameren Corp.	10,753	666,578
Black Hills Corp.	1,453	94,823
CenterPoint Energy, Inc.	13,598	402,229
CMS Energy Corp.	9,312	450,421
Consolidated Edison, Inc.	11,421	982,777
Dominion Energy, Inc.	10,357	840,367
DTE Energy Company	6,020	664,969
NiSource, Inc.	11,942	314,911
Public Service Enterprise Group, Inc.	19,476	958,219
SCANA Corp.	5,084	219,324
Sempra Energy	3,506	411,955
Vectren Corp.	2,923	199,173
WEC Energy Group, Inc.	8,937	602,264
Water utilities – 2.8%
American Water Works Company, Inc.	4,852	425,812
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities (continued)
Aqua America, Inc.	3,714	$131,773

SHORT-TERM INVESTMENTS – 0.1%		$14,460
(Cost $14,460)
Money market funds – 0.1%		14,460
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9569% (B)	14,460	14,460
Total investments (Multifactor Utilities ETF) (Cost $18,461,598) 100.0%		$20,154,657
Other assets and liabilities, net 0.0%		333
Total net assets 100.0%		$20,154,990

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 10-31-17 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Energy ETF
Assets
Unaffiliated investments, at value	$33,961,742	$20,450,439	$53,304,482	$27,422,300
Affiliated investments, at value	1,139,647	327,897	1,175,566	841,022
Foreign currency, at value	—	—	93,814	—
Receivable for investments sold	—	1,276,210	296	—
Receivable for fund shares sold	—	—	—	10,972,471
Dividends and interest receivable	18,397	23,908	172,725	15,652
Receivable for securities lending income	1,271	100	611	357
Receivable due from advisor	3,955	5,227	—	5,986
Other receivables and prepaid expenses	5,173	8,494	15,133	8,398
Total assets	35,130,185	22,092,275	54,762,627	39,266,186
Liabilities
Payable for investments purchased	—	—	1,993	10,969,454
Payable for fund shares repurchased	—	1,278,830	—	—
Payable upon return of securities loaned	1,139,708	327,915	1,175,628	841,047
Payable to affiliates
Accounting and legal services fees	516	271	6,245	237
Investment management fees	—	—	717	—
Other liabilities and accrued expenses	31,401	23,971	29,408	24,258
Total liabilities	1,171,625	1,630,987	1,213,991	11,834,996
Net assets	$33,958,560	$20,461,288	$53,548,636	$27,431,190
Net assets consist of
Paid-in capital	$31,391,898	$21,050,927	$47,272,476	$27,494,515
Undistributed net investment income	107,142	106,311	253,061	207,486
Accumulated net realized gain (loss) on investments	(239,546)	(66,907)	816,028	(588,709)
Net unrealized appreciation (depreciation) on investments	2,699,066	(629,043)	5,207,071	317,898
Net assets	$33,958,560	$20,461,288	$53,548,636	$27,431,190
Unaffiliated investments, at cost	31,262,638	21,079,471	48,096,567	27,104,380
Affiliated investments, at cost	1,139,685	327,908	1,175,597	841,044
Foreign currency, at cost	—	—	94,873	—
Securities loaned, unaffiliated investments, at value	1,083,498	324,037	1,119,065	832,087

Net asset value per share
Based on net asset values and shares outstanding - the funds have an unlimited number of shares authorized with no par value
Net assets	33,958,560	20,461,288	53,548,636	27,431,190
Shares outstanding	1,200,000	800,000	1,800,000	1,000,000
Net asset value per share	$28.30	$25.58	$29.75	$27.43

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       64

STATEMENTS OF ASSETS AND LIABILITIES 10-31-17 (unaudited)Continued

	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF	Multifactor Large Cap ETF
Assets
Unaffiliated investments, at value	$52,756,195	$37,854,287	$23,518,564	$382,146,234
Affiliated investments, at value	47,032	305,317	267,543	4,042,656
Cash held at broker for futures contracts	—	—	—	4,500
Dividends and interest receivable	29,579	16,488	12,712	260,804
Receivable for securities lending income	28	203	87	2,008
Receivable for futures variation margin	—	—	—	220
Receivable due from advisor	—	2,504	3,146	—
Other receivables and prepaid expenses	5,897	5,341	8,696	20,218
Total assets	52,838,731	38,184,140	23,810,748	386,476,640
Liabilities
Payable upon return of securities loaned	47,011	305,326	267,567	4,042,866
Payable to affiliates
Accounting and legal services fees	762	570	366	5,708
Investment management fees	2,603	—	—	79,400
Other liabilities and accrued expenses	33,703	34,847	23,939	52,591
Total liabilities	84,079	340,743	291,872	4,180,565
Net assets	$52,754,652	$37,843,397	$23,518,876	$382,296,075
Net assets consist of
Paid-in capital	$42,593,296	$33,376,136	$19,086,673	$328,514,948
Undistributed net investment income	175,538	81,863	71,162	1,865,719
Accumulated net realized gain (loss) on investments	174,606	648,341	186,510	6,003,149
Net unrealized appreciation (depreciation) on investments	9,811,212	3,737,057	4,174,531	45,912,259
Net assets	$52,754,652	$37,843,397	$23,518,876	$382,296,075
Unaffiliated investments, at cost	42,944,982	34,117,221	19,344,026	336,234,817
Affiliated investments, at cost	47,033	305,326	267,550	4,042,809
Securities loaned, unaffiliated investments, at value	46,481	299,734	261,606	3,924,478

Net asset value per share
Based on net asset values and shares outstanding - the funds have an unlimited number of shares authorized with no par value
Net assets	52,754,652	37,843,397	23,518,876	382,296,075
Shares outstanding	1,500,000	1,250,000	700,000	11,400,000
Net asset value per share	$35.17	$30.27	$33.60	$33.53

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF ASSETS AND LIABILITIES 10-31-17 (unaudited)Continued

	Multifactor Materials ETF	Multifactor Mid Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$22,188,541	$256,615,367	$55,292,929	$20,154,657
Affiliated investments, at value	—	7,822,631	989,363	—
Receivable for fund shares sold	—	—	2,046,986	—
Dividends and interest receivable	16,013	114,924	6,625	10,773
Receivable for securities lending income	—	4,226	876	—
Receivable due from advisor	3,698	—	—	4,625
Other receivables and prepaid expenses	8,623	13,073	5,981	8,523
Total assets	22,216,875	264,570,221	58,342,760	20,178,578
Liabilities
Payable for investments purchased	—	—	2,045,307	—
Payable upon return of securities loaned	—	7,823,097	989,421	—
Payable to affiliates
Accounting and legal services fees	344	3,761	804	295
Investment management fees	—	65,894	3,003	—
Other liabilities and accrued expenses	23,856	41,815	35,586	23,293
Total liabilities	24,200	7,934,567	3,074,121	23,588
Net assets	$22,192,675	$256,635,654	$55,268,639	$20,154,990
Net assets consist of
Paid-in capital	$17,930,981	$228,777,543	$40,299,496	$18,307,731
Undistributed net investment income	96,957	740,557	115,070	143,986
Accumulated net realized gain (loss) on investments	286,428	837,012	2,544,082	10,214
Net unrealized appreciation (depreciation) on investments	3,878,309	26,280,542	12,309,991	1,693,059
Net assets	$22,192,675	$256,635,654	$55,268,639	$20,154,990
Unaffiliated investments, at cost	18,310,232	230,334,540	42,982,918	18,461,598
Affiliated investments, at cost	—	7,822,916	989,383	—
Securities loaned, unaffiliated investments, at value	—	7,606,877	971,442	—

Net asset value per share
Based on net asset values and shares outstanding - the funds have an unlimited number of shares authorized with no par value
Net assets	22,192,675	256,635,654	55,268,639	20,154,990
Shares outstanding	650,000	7,800,000	1,350,000	700,000
Net asset value per share	$34.14	$32.90	$40.94	$28.79

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       66

STATEMENTS OF OPERATIONS For the six months ended 10-31-17 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Energy ETF
Investment income
Dividends	$248,579	$228,866	$591,669	$307,204
Non-cash dividends	—	—	82,230	—
Securities lending	5,887	377	1,154	1,423
Interest	124	103	271	58
Less foreign taxes withheld	—	—	(50,533)	—
Total investment income	254,590	229,346	624,791	308,685
Expenses
Investment management fees	71,522	40,000	95,127	35,851
Accounting and legal services fees	3,544	1,982	4,714	1,777
Transfer agent fees	7,864	7,864	7,209	7,864
Trustees' fees	214	116	168	122
Printing and postage	6,563	6,243	33,714	6,212
Professional fees	15,557	11,480	15,071	11,553
Custodian fees	32,449	26,148	19,646	26,149
Stock exchange listing fees	3,549	4,266	2,531	4,266
Other	2,214	2,131	1,598	2,138
Total expenses	143,476	100,230	179,778	95,932
Less expense reductions	(64,006)	(55,785)	(84,723)	(56,097)
Net expenses	79,470	44,445	95,055	39,835
Net investment income	175,120	184,901	529,736	268,850
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(167,600)	(24,083)	(197,045)	(626,105)
Affiliated investments	(23)	(16)	(32)	(5)
Redemptions in kind	411,555	63,811	1,066,108	216,921
Futures contracts	—	—	(605)	—
	243,932	39,712	868,426	(409,189)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	74,659	(672,256)	2,933,963	311,031
Affiliated investments	(38)	(11)	(31)	(22)
	74,621	(672,267)	2,933,932	311,009
Net realized and unrealized gain (loss)	318,553	(632,555)	3,802,358	(98,180)
Increase (decrease) in net assets from operations	$493,673	$(447,654)	$4,332,094	$170,670

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF OPERATIONS For the six months ended 10-31-17 (unaudited)Continued

	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF	Multifactor Large Cap ETF
Investment income
Dividends	$389,364	$215,599	$178,920	$3,541,521
Securities lending	353	357	248	10,121
Interest	146	171	100	1,425
Total investment income	389,863	216,127	179,268	3,553,067
Expenses
Investment management fees	105,678	77,850	50,373	537,310
Accounting and legal services fees	5,237	3,858	2,496	40,384
Transfer agent fees	7,864	7,864	7,864	7,864
Trustees' fees	289	226	143	2,278
Printing and postage	6,642	7,371	6,193	9,710
Professional fees	17,128	16,411	11,750	57,627
Custodian fees	32,449	32,449	26,148	38,327
Stock exchange listing fees	3,549	3,549	4,266	3,549
Other	2,254	2,220	2,143	3,402
Total expenses	181,090	151,798	111,376	700,451
Less expense reductions	(63,669)	(65,298)	(55,407)	(66,622)
Net expenses	117,421	86,500	55,969	633,829
Net investment income	272,442	129,627	123,299	2,919,238
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(109,367)	(147,436)	(58,283)	(649,056)
Affiliated investments	22	—	(16)	(57)
Redemptions in kind	471,366	1,094,873	322,287	7,651,066
Futures contracts	—	(59)	—	31,882
	362,021	947,378	263,988	7,033,835
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,877,725	888,061	1,953,757	20,142,544
Affiliated investments	(1)	(9)	(7)	(153)
Futures contracts	—	—	—	(190)
	4,877,724	888,052	1,953,750	20,142,201
Net realized and unrealized gain (loss)	5,239,745	1,835,430	2,217,738	27,176,036
Increase (decrease) in net assets from operations	$5,512,187	$1,965,057	$2,341,037	$30,095,274

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       68

STATEMENTS OF OPERATIONS For the six months ended 10-31-17 (unaudited)Continued

	Multifactor Materials ETF	Multifactor Mid Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends	$197,419	$1,541,098	$314,694	$297,550
Securities lending	71	17,447	3,130	—
Interest	65	1,011	197	61
Total investment income	197,555	1,559,556	318,021	297,611
Expenses
Investment management fees	46,778	406,381	110,619	41,470
Accounting and legal services fees	2,318	22,656	5,482	2,055
Transfer agent fees	7,864	7,864	7,864	7,864
Trustees' fees	131	1,142	275	116
Printing and postage	6,175	9,332	7,005	5,905
Professional fees	11,603	34,235	17,053	10,910
Custodian fees	26,149	32,449	32,449	26,148
Stock exchange listing fees	4,266	3,549	3,549	4,266
Other	2,140	2,729	2,243	2,131
Total expenses	107,424	520,337	186,539	100,865
Less expense reductions	(55,448)	(63,159)	(63,627)	(54,787)
Net expenses	51,976	457,178	122,912	46,078
Net investment income	145,579	1,102,378	195,109	251,533
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(80,497)	(993,208)	31,321	(23,639)
Affiliated investments	—	(181)	(38)	—
Redemptions in kind	488,781	2,447,490	2,546,256	126,229
Futures contracts	—	21,478	—	—
	408,284	1,475,579	2,577,539	102,590
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,710,590	13,242,330	4,971,770	1,018,239
Affiliated investments	—	(285)	(20)	—
	1,710,590	13,242,045	4,971,750	1,018,239
Net realized and unrealized gain (loss)	2,118,874	14,717,624	7,549,289	1,120,829
Increase (decrease) in net assets from operations	$2,264,453	$15,820,002	$7,744,398	$1,372,362

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       69

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Period ended 4-30-17[1]
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$175,120	$456,732	$184,901	$238,816	$529,736	$300,702
Net realized gain (loss)	243,932	(145,879)	39,712	53,441	868,426	197,156
Change in net unrealized appreciation (depreciation)	74,621	2,516,491	(672,267)	46,093	2,933,932	2,273,139
Increase (decrease) in net assets resulting from operations	493,673	2,827,344	(447,654)	338,350	4,332,094	2,770,997
Distributions to shareholders
From net investment income	(150,337)	(432,608)	(165,081)	(159,742)	(582,842)	—
From fund share transactions
Shares issued	4,169,314	14,489,796	6,459,521	14,592,527	23,008,407	32,444,015
Shares repurchased	(1,403,339)	(1,374,195)	(2,594,949)	(2,590,338)	(5,816,433)	(2,607,602)
Total from fund share transactions	2,765,975	13,115,601	3,864,572	12,002,189	17,191,974	29,836,413
Total increase	3,109,311	15,510,337	3,251,837	12,180,797	20,941,226	32,607,410
Net assets
Beginning of period	30,849,249	15,338,912	17,209,451	5,028,654	32,607,410	—
End of period	$33,958,560	$30,849,249	$20,461,288	$17,209,451	$53,548,636	$32,607,410
Undistributed net investment income	$107,142	$82,359	$106,311	$86,491	$253,061	$306,167
Share activity
Shares outstanding
Beginning of period	1,100,000	600,000	650,000	200,000	1,200,000	—
Shares issued	150,000	550,000	250,000	550,000	800,000	1,300,000
Shares repurchased	(50,000)	(50,000)	(100,000)	(100,000)	(200,000)	(100,000)
End of period	1,200,000	1,100,000	800,000	650,000	1,800,000	1,200,000

1 Period from 12-15-16 (commencement of operations) to 4-30-17.

	Multifactor Energy ETF		Multifactor Financials ETF		Multifactor Healthcare ETF
	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$268,850	$194,356	$272,442	$381,686	$129,627	$282,023
Net realized gain (loss)	(409,189)	100,607	362,021	1,153,886	947,378	107,370
Change in net unrealized appreciation (depreciation)	311,009	(470,595)	4,877,724	4,991,903	888,052	2,251,743
Increase (decrease) in net assets resulting from operations	170,670	(175,632)	5,512,187	6,527,475	1,965,057	2,641,136
Distributions to shareholders
From net investment income	(135,108)	(122,206)	(228,200)	(325,897)	(182,732)	(181,449)
From fund share transactions
Shares issued	12,248,819	12,736,058	6,616,251	23,289,238	9,133,943	15,098,515
Shares repurchased	(1,307,751)	(1,429,500)	(1,646,988)	(6,004,275)	(5,948,032)	(1,436,628)
Total from fund share transactions	10,941,068	11,306,558	4,969,263	17,284,963	3,185,911	13,661,887
Total increase	10,976,630	11,008,720	10,253,250	23,486,541	4,968,236	16,121,574
Net assets
Beginning of period	16,454,560	5,445,840	42,501,402	19,014,861	32,875,161	16,753,587
End of period	$27,431,190	$16,454,560	$52,754,652	$42,501,402	$37,843,397	$32,875,161
Undistributed net investment income	$207,486	$73,744	$175,538	$131,296	$81,863	$134,968
Share activity
Shares outstanding
Beginning of period	600,000	200,000	1,350,000	750,000	1,150,000	650,000
Shares issued	450,000	450,000	200,000	800,000	300,000	550,000
Shares repurchased	(50,000)	(50,000)	(50,000)	(200,000)	(200,000)	(50,000)
End of period	1,000,000	600,000	1,500,000	1,350,000	1,250,000	1,150,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       70

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Multifactor Industrials ETF		Multifactor Large Cap ETF		Multifactor Materials ETF
	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$123,299	$175,588	$2,919,238	$3,759,101	$145,579	$202,921
Net realized gain (loss)	263,988	341,130	7,033,835	6,745,779	408,284	201,742
Change in net unrealized appreciation (depreciation)	1,953,750	2,148,911	20,142,201	24,997,878	1,710,590	1,842,421
Increase (decrease) in net assets resulting from operations	2,341,037	2,665,629	30,095,274	35,502,758	2,264,453	2,247,084
Distributions to shareholders
From net investment income	(99,428)	(131,217)	(2,402,897)	(2,525,455)	(114,576)	(144,934)
From fund share transactions
Shares issued	1,591,697	16,488,222	57,641,682	336,448,827	1,606,105	14,134,376
Shares repurchased	(1,596,419)	(2,815,378)	(45,039,510)	(54,224,798)	(1,613,876)	(1,538,515)
Total from fund share transactions	(4,722)	13,672,844	12,602,172	282,224,029	(7,771)	12,595,861
Total increase	2,236,887	16,207,256	40,294,549	315,201,332	2,142,106	14,698,011
Net assets
Beginning of period	21,281,989	5,074,733	342,001,526	26,800,194	20,050,569	5,352,558
End of period	$23,518,876	$21,281,989	$382,296,075	$342,001,526	$22,192,675	$20,050,569
Undistributed net investment income	$71,162	$47,291	$1,865,719	$1,358,158	$96,957	$65,954
Share activity
Shares outstanding
Beginning of period	700,000	200,000	11,000,000	1,004,107	650,000	200,000
Shares issued	50,000	600,000	1,800,000	11,800,000	50,000	500,000
Shares repurchased	(50,000)	(100,000)	(1,400,000)	(1,804,107)	(50,000)	(50,000)
End of period	700,000	700,000	11,400,000	11,000,000	650,000	650,000

	Multifactor Mid Cap ETF		Multifactor Technology ETF		Multifactor Utilities ETF
	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17	Six months ended 10-31-17	Year ended 4-30-17
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,102,378	$1,300,669	$195,109	$314,646	$251,533	$341,726
Net realized gain (loss)	1,475,579	4,144,567	2,577,539	1,096,948	102,590	29,313
Change in net unrealized appreciation (depreciation)	13,242,045	12,471,627	4,971,750	7,363,147	1,018,239	692,382
Increase (decrease) in net assets resulting from operations	15,820,002	17,916,863	7,744,398	8,774,741	1,372,362	1,063,421
Distributions to shareholders
From net investment income	(764,940)	(974,578)	(170,560)	(327,970)	(230,497)	(223,656)
From fund share transactions
Shares issued	80,981,623	165,935,421	13,222,668	20,338,821	2,868,483	13,096,687
Shares repurchased	(9,494,253)	(32,339,068)	(7,650,820)	(4,766,332)	(1,417,073)	(1,346,085)
Total from fund share transactions	71,487,370	133,596,353	5,571,848	15,572,489	1,451,410	11,750,602
Total increase	86,542,432	150,538,638	13,145,686	24,019,260	2,593,275	12,590,367
Net assets
Beginning of period	170,093,222	19,554,584	42,122,953	18,103,693	17,561,715	4,971,348
End of period	$256,635,654	$170,093,222	$55,268,639	$42,122,953	$20,154,990	$17,561,715
Undistributed net investment income	$740,557	$403,119	$115,070	$90,521	$143,986	$122,950
Share activity
Shares outstanding
Beginning of period	5,550,000	750,000	1,200,000	700,000	650,000	200,000
Shares issued	2,550,000	5,900,000	350,000	650,000	100,000	500,000
Shares repurchased	(300,000)	(1,100,000)	(200,000)	(150,000)	(50,000)	(50,000)
End of period	7,800,000	5,550,000	1,350,000	1,200,000	700,000	650,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       71

Financial highlights

MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$28.04		$25.56	$24.21
Net investment income[3]	0.16		0.51	0.18
Net realized and unrealized gain on investments	0.24		2.45	1.24
Total from investment operations	0.40		2.96	1.42
Less distributions
From net investment income	(0.14)		(0.48)	(0.07)
Net asset value, end of period	$28.30		$28.04	$25.56
Total return (%)[4]	1.40	[5]	11.78	5.87	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$34		$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[6]	1.07	1.27	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	1.10	[6]	1.93	1.22	[6]
Portfolio turnover (%)[7]	4		16	5

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

MULTIFACTOR CONSUMER STAPLES ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$26.48		$25.14	$25.12
Net investment income[3]	0.27		0.48	0.03
Net realized and unrealized gain (loss) on investments	(0.92)		1.21	(0.01)
Total from investment operations	(0.65)		1.69	0.02
Less distributions
From net investment income	(0.25)		(0.35)	—
Net asset value, end of period	$25.58		$26.48	$25.14
Total return (%)[4]	(2.47	) [5]	6.75	0.08	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$17	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[6]	1.18	5.96	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	2.08	[6]	1.86	1.49	[6]
Portfolio turnover (%)[7]	9		11	0

1	Six months ended 10-31-17. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       72

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period Ended	10-31-17	[1]	4-30-17	[2]
Per share operating performance
Net asset value, beginning of period	$27.17		$24.54
Net investment income[3]	0.36		0.31
Net realized and unrealized gain on investments	2.67		2.32
Total from investment operations	3.03		2.63
Less distributions
From net investment income	(0.45)		—
Net asset value, end of period	$29.75		$27.17
Total return (%)[4]	11.23	[5]	10.73	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$54		$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[6]	0.99	[6]
Expenses including reductions	0.45	[6]	0.45	[6]
Net investment income	2.51	[6]	3.02	[6]
Portfolio turnover (%)[7]	8		8

1	Six months ended 10-31-17. Unaudited.
2	Period from 12-15-16 (commencement of operations) to 4-30-17.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

MULTIFACTOR ENERGY ETF

Period Ended	10-31-17	[1]	4-30-17		4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$27.42		$27.23		$24.84
Net investment income[3]	0.45	[4]	0.42		—	[5]
Net realized and unrealized gain (loss) on investments	(0.21)		0.06	[6]	2.39
Total from investment operations	0.24		0.48		2.39
Less distributions
From net investment income	(0.23)		(0.29)		—
Net asset value, end of period	$27.43		$27.42		$27.23
Total return (%)[7]	0.91	[8]	1.73		9.63	[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$16		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[9]	1.15		5.86	[9]
Expenses including reductions	0.50	[9]	0.50		0.50	[9]
Net investment income	1.70	[4,8]	1.46		0.20	[9]
Portfolio turnover (%)[10]	11		30		2

1	Six months ended 10-31-17. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.21 and 0.81%, respectively.
5	Less than $0.005 per share.
6	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8	Not annualized.
9	Annualized.
10	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights continued

MULTIFACTOR FINANCIALS ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$31.48		$25.35	$24.37
Net investment income[3]	0.19		0.38	0.21
Net realized and unrealized gain on investments	3.66		6.10	0.85	[4]
Total from investment operations	3.85		6.48	1.06
Less distributions
From net investment income	(0.16)		(0.35)	(0.08)
Net asset value, end of period	$35.17		$31.48	$25.35
Total return (%)[5]	12.28	[6]	25.78	4.33	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$53		$43	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[7]	0.99	1.19	[7]
Expenses including reductions	0.50	[7]	0.50	0.50	[7]
Net investment income	1.16	[7]	1.32	1.41	[7]
Portfolio turnover (%)[8]	3		7	11

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

MULTIFACTOR HEALTHCARE ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$28.59		$25.77	$23.93
Net investment income[3]	0.11		0.30	0.11
Net realized and unrealized gain (loss) on investments	1.74		2.72	1.78
Total from investment operations	1.85		3.02	1.89
Less distributions
From net investment income	(0.17)		(0.20)	(0.05)
Net asset value, end of period	$30.27		$28.59	$25.77
Total return (%)[4]	6.51	[5]	11.78	7.89	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$38		$33	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[6]	1.06	1.23	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	0.75	[6]	1.12	0.74	[6]
Portfolio turnover (%)[7]	4		14	6

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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MULTIFACTOR INDUSTRIALS ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$30.40		$25.37	$25.01
Net investment income[3]	0.18		0.35	0.01
Net realized and unrealized gain on investments	3.16		4.94	0.35
Total from investment operations	3.34		5.29	0.36
Less distributions
From net investment income	(0.14)		(0.26)	—
Net asset value, end of period	$33.60		$30.40	$25.37
Total return (%)[4]	11.01	[5]	20.95	1.45	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$21	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[6]	1.12	5.95	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	1.10	[6]	1.24	0.50	[6]
Portfolio turnover (%)[7]	1		8	—	[8]

1	Six months ended 10-31-17. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
8	Less than 1%.

MULTIFACTOR LARGE CAP ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$31.09		$26.69	$24.35
Net investment income[3]	0.26		0.49	0.27
Net realized and unrealized gain on investments	2.39		4.31	2.17
Total from investment operations	2.65		4.80	2.44
Less distributions
From net investment income	(0.21)		(0.40)	(0.10)
Net asset value, end of period	$33.53		$31.09	$26.69
Total return (%)[4]	8.57	[5]	18.13	10.01	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$382		$342	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.39	[6]	0.45	0.93	[6]
Expenses including reductions	0.35	[6]	0.35	0.35	[6]
Net investment income	1.61	[6]	1.67	1.80	[6]
Portfolio turnover (%)[7]	3		12	6

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights continued

MULTIFACTOR MATERIALS ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$30.85		$26.76	$25.10
Net investment income[3]	0.22		0.44	0.04
Net realized and unrealized gain on investments	3.25		3.97	1.62
Total from investment operations	3.47		4.41	1.66
Less distributions
From net investment income	(0.18)		(0.32)	—
Net asset value, end of period	$34.14		$30.85	$26.76
Total return (%)[4]	11.32	[5]	16.58	6.63	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22		$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[6]	1.15	5.85	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	1.40	[6]	1.51	1.57	[6]
Portfolio turnover (%)[7]	6		17	0

1	Six months ended 10-31-17. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

MULTIFACTOR MID CAP ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$30.65		$26.07	$24.29
Net investment income[3]	0.17		0.33	0.21
Net realized and unrealized gain on investments	2.21		4.58	1.65
Total from investment operations	2.38		4.91	1.86
Less distributions
From net investment income	(0.13)		(0.33)	(0.08)
Net asset value, end of period	$32.90		$30.65	$26.07
Total return (%)[4]	7.79	[5]	18.96	7.70	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$257		$170	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.51	[6]	0.61	1.11	[6]
Expenses including reductions	0.45	[6]	0.45	0.45	[6]
Net investment income	1.09	[6]	1.16	1.44	[6]
Portfolio turnover (%)[7]	5		14	12

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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MULTIFACTOR TECHNOLOGY ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$35.10		$25.86	$24.42
Net investment income[3]	0.15		0.34	0.27
Net realized and unrealized gain on investments	5.82		9.30	1.26	[4]
Total from investment operations	5.97		9.64	1.53
Less distributions
From net investment income	(0.13)		(0.40)	(0.09)
Net asset value, end of period	$40.94		$35.10	$25.86
Total return (%)[5]	17.05	[6]	37.66	6.26	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$55		$42	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[7]	1.00	1.18	[7]
Expenses including reductions	0.50	[7]	0.50	0.50	[7]
Net investment income	0.79	[7]	1.11	1.75	[7]
Portfolio turnover (%)[8]	5		18	11

1	Six months ended 10-31-17. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

MULTIFACTOR UTILITIES ETF

Period Ended	10-31-17	[1]	4-30-17	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$27.02		$24.86	$24.92
Net investment income[3]	0.38		0.71	0.02
Net realized and unrealized gain (loss) on investments	1.75		1.94	(0.08)
Total from investment operations	2.13		2.65	(0.06)
Less distributions
From net investment income	(0.36)		(0.49)	—
Net asset value, end of period	$28.79		$27.02	$24.86
Total return (%)[4]	7.93	[5]	10.79	(0.27	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20		$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[6]	1.18	6.05	[6]
Expenses including reductions	0.50	[6]	0.50	0.50	[6]
Net investment income	2.73	[6]	2.77	0.95	[6]
Portfolio turnover (%)[7]	5		16	0

1	Six months ended 10-31-17. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), twelve of which are presented in this report.

The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:

Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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As of October 31, 2017, all investments of Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Technology ETF, and Multifactor Utilities ETF are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the remaining funds' investments as of October 31, 2017, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$3,642,046	—	$3,642,046	—
Austria	116,294	—	116,294	—
Belgium	785,724	—	785,724	—
Chile	38,153	—	38,153	—
Denmark	971,143	—	971,143	—
Finland	618,725	—	618,725	—
France	5,327,903	—	5,327,903	—
Germany	5,127,999	—	5,127,999	—
Hong Kong	1,708,559	—	1,708,559	—
Ireland	410,688	—	410,688	—
Israel	135,541	$14,421	121,120	—
Italy	1,067,788	—	1,067,788	—
Japan	13,056,565	—	13,056,565	—
Jersey, Channel Islands	47,333	—	47,333	—
Luxembourg	178,937	—	178,937	—
Macau	69,756	—	69,756	—
Mexico	23,117	—	23,117	—
Netherlands	2,076,075	—	2,076,075	—
New Zealand	54,999	—	54,999	—
Norway	315,191	—	315,191	—
Portugal	73,480	—	73,480	—
Singapore	555,456	—	555,456	—
South Africa	157,254	—	157,254	—
Spain	1,774,123	—	1,774,123	—
Sweden	1,570,113	—	1,570,113	—
Switzerland	4,315,242	—	4,315,242	—
United Kingdom	8,630,436	—	8,630,436	—
United States	39,460	—	39,460	—
Preferred securities	325,572	—	325,572	—
Rights	3,006	—	3,006	—
Securities lending collateral	1,175,566	$1,175,566	—	—
Short-term investments	87,804	87,804	—	—
Total investments in securities	$54,480,048	$1,277,791	$53,202,257	—

MULTIFACTOR FINANCIALS ETF

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Internet and direct marketing retail	$93,756	$93,756	—	—
Media	225,877	225,877	—	—

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	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Banks	18,179,196	$18,179,196	—	—
Capital markets	10,599,273	10,597,383	—	$1,890
Consumer finance	3,541,580	3,541,580	—	—
Diversified financial services	2,424,475	2,424,475	—	—
Insurance	12,774,390	12,774,390	—	—
Thrifts and mortgage finance	422,537	422,537	—	—
Professional services	443,960	443,960	—	—
Internet software and services	80,185	80,185	—	—
IT services	3,271,026	3,271,026	—	—
Real estate management and development	640,177	640,177	—	—
Securities lending collateral	47,032	47,032	—	—
Short-term investments	59,763	59,763	—	—
Total investments in securities	$52,803,227	$52,801,337	—	$1,890

MULTIFACTOR HEALTHCARE ETF

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Biotechnology	$7,291,207	$7,288,996	—	$2,211
Health care equipment and supplies	8,502,256	8,502,256	—	—
Health care providers and services	10,812,544	10,812,544	—	—
Life sciences tools and services	2,257,126	2,257,126	—	—
Pharmaceuticals	8,911,411	8,911,411	—	—
Commercial services and supplies	57,491	57,491	—	—
Securities lending collateral	305,317	305,317	—	—
Short-term investments	22,252	22,252	—	—
Total investments in securities	$38,159,604	$38,157,393	—	$2,211

MULTIFACTOR LARGE CAP ETF

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$47,825,751	$47,825,751	—	—
Consumer staples	25,891,994	25,891,994	—	—
Energy	20,093,424	20,093,424	—	—
Financials	57,689,159	57,688,319	—	$840
Health care	48,894,063	48,894,063	—	—
Industrials	47,881,990	47,881,990	—	—
Information technology	82,282,479	82,282,479	—	—
Materials	15,731,638	15,731,638	—	—
Real estate	13,206,175	13,206,175	—	—
Telecommunication services	5,017,281	5,017,281	—	—
Utilities	17,394,875	17,394,875	—	—
Securities lending collateral	4,042,656	4,042,656	—	—
Short-term investments	237,405	237,405	—	—

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Total investments in securities	$386,188,890	$386,188,050	—	$840
Derivatives:
Assets
Futures	$995	$995	—	—

MULTIFACTOR MID CAP ETF

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$32,198,374	$32,198,374	—	—
Consumer staples	9,044,539	9,044,539	—	—
Energy	9,219,511	9,219,511	—	—
Financials	40,385,733	40,383,843	—	$1,890
Health care	25,547,949	25,547,949	—	—
Industrials	42,715,345	42,715,345	—	—
Information technology	47,638,226	47,638,226	—	—
Materials	17,458,188	17,458,188	—	—
Real estate	16,146,571	16,146,571	—	—
Telecommunication services	811,715	811,715	—	—
Utilities	15,336,989	15,336,989	—	—
Securities lending collateral	7,822,631	7,822,631	—	—
Short-term investments	112,227	112,227	—	—
Total investments in securities	$264,437,998	$264,436,108	—	$1,890

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2017, the following funds loaned securities as follows:

Fund	Market value of securities on loan	Cash collateral received
Multifactor Consumer Discretionary ETF	$1,083,498	$1,139,708
Multifactor Consumer Staples ETF	324,037	327,915
Multifactor Developed International ETF	1,119,065	1,175,628

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Fund	Market value of securities on loan	Cash collateral received
Multifactor Energy ETF	$832,087	$841,047
Multifactor Financials ETF	46,481	47,011
Multifactor Healthcare ETF	299,734	305,326
Multifactor Industrials ETF	261,606	267,567
Multifactor Large Cap ETF	3,924,478	4,042,866
Multifactor Mid Cap ETF	7,606,877	7,823,097
Multifactor Technology ETF	971,442	989,421

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 29, 2017, the funds had a similar agreement that enabled them to participate in a $1 billion unsecured committed line of credit. For the six months ended October 31, 2017, the funds had no borrowings under either line of credit.

Commitment fees for the six months ended October 31, 2017 were as follows:

Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$1,430
Multifactor Consumer Staples ETF	1,417
Multifactor Developed International ETF	1,432
Multifactor Energy ETF	1,417
Multifactor Financials ETF	1,443
Multifactor Healthcare ETF	1,433
Multifactor Industrials ETF	1,420
Multifactor Large Cap ETF	1,744
Multifactor Materials ETF	1,419
Multifactor Mid Cap ETF	1,568
Multifactor Technology ETF	1,441
Multifactor Utilities ETF	1,417

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2017, certain funds have short-term capital loss carryforwards and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2017:

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Fund	Short term	Long term
Multifactor Consumer Discretionary ETF	$357,559	$118,533
Multifactor Consumer Staples ETF	106,410	—
Multifactor Developed International ETF	52,039	—
Multifactor Energy ETF	179,002	—
Multifactor Financials ETF	156,809	29,470
Multifactor Healthcare ETF	109,165	187,240
Multifactor Industrials ETF	77,456	—
Multifactor Large Cap ETF	1,000,973	—
Multifactor Materials ETF	121,856	—
Multifactor Mid Cap ETF	610,727	—
Multifactor Technology ETF	31,877	—
Multifactor Utilities ETF	90,461	—

As of April 30, 2017, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on October 31, 2017, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$32,409,709	$4,754,312	($2,062,632)	$2,691,680
Multifactor Consumer Staples ETF	21,407,589	566,373	(1,195,626)	(629,253)
Multifactor Developed International ETF	49,302,646	5,562,503	(385,101)	5,177,402
Multifactor Energy ETF	27,945,942	1,207,636	(890,256)	317,380
Multifactor Financials ETF	42,993,152	9,966,494	(156,419)	9,810,075
Multifactor Healthcare ETF	34,425,179	5,367,884	(1,633,459)	3,734,425
Multifactor Industrials ETF	19,611,598	4,647,695	(473,186)	4,174,509
Multifactor Large Cap ETF	340,306,154	57,653,512	(11,769,781)	45,883,731
Multifactor Materials ETF	18,310,232	3,988,477	(110,168)	3,878,309
Multifactor Mid Cap ETF	238,185,296	32,846,161	(6,593,459)	26,252,702
Multifactor Technology ETF	43,973,881	12,531,891	(223,480)	12,308,411
Multifactor Utilities ETF	18,463,513	1,926,313	(235,169)	1,691,144

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions in-kind and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange. Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts. Securities pledged by the funds for exchange-traded, if any, are identified in the Funds' Investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

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Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the funds. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended October 31, 2017. In addition, the table summarizes the ranges of USD notional values held by the funds:

Fund	Reason	USD notional range
Multifactor Developed International ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $122,000
Multifactor Healthcare ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $249,000
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	$118,000 to $731,000
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	$121,000 to $749,000

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at October 31, 2017 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Multifactor Large Cap ETF	Equity	Receivable/payable for futures	Futures†	$995	—

† Reflects cumulative appreciation/depreciation on futures as disclosed in the Funds' investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2017:

Statements of operations location - net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	($605)
Multifactor Healthcare ETF	Equity	(59)
Multifactor Large Cap ETF	Equity	31,882
Multifactor Mid Cap ETF	Equity	21,478

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2017:

Statements of operations location - change in unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Large Cap ETF	Equity	($190)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the funds enter into contracts with service providers that contain general indemnification clauses. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.

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The management fee structure is as follows:

•	Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Technology ETF, and Multifactor Utilities ETF — The management fee paid is as follows: a) 0.450% of the first $300 million of the funds' average daily net assets and b) 0.420% of the funds' average daily net assets in excess of $300 million
•	Multifactor Developed International ETF — 0.450% for all asset levels
•	Multifactor Large Cap ETF — a) 0.300% of the first $300 million of the fund's average daily net assets and b) 0.280% of the fund's average daily net assets in excess of $300 million
•	Multifactor Mid Cap ETF — a) 0.400% of the first $300 million of the fund's average daily net assets and b) 0.370% of the fund's average daily net assets in excess of $300 million

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2017, this waiver amounted to 0.01% of the funds' average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has also contractually agreed to reduce its management fee or, if necessary, make a payment to a fund, in an amount equal to the amount by which expenses of the fund exceed the following on an annualized basis:

Fund	Expense limitation as a percentage of average net assets	Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.50%	Multifactor Industrials ETF	0.50%
Multifactor Consumer Staples ETF	0.50%	Multifactor Large Cap ETF	0.35%
Multifactor Developed International ETF	0.45%	Multifactor Materials ETF	0.50%
Multifactor Energy ETF	0.50%	Multifactor Mid Cap ETF	0.45%
Multifactor Financials ETF	0.50%	Multifactor Technology ETF	0.50%
Multifactor Healthcare ETF	0.50%	Multifactor Utilities ETF	0.50%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds' business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Each fund's expense limitation expires on August 31, 2018, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended October 31, 2017:

Fund	Expense reduction	Fund	Expense reduction
Multifactor Consumer Discretionary ETF	$64,006	Multifactor Industrials ETF	$55,407
Multifactor Consumer Staples ETF	55,785	Multifactor Large Cap ETF	66,622
Multifactor Developed International ETF	84,723	Multifactor Materials ETF	55,448
Multifactor Energy ETF	56,097	Multifactor Mid Cap ETF	63,159
Multifactor Financials ETF	63,669	Multifactor Technology ETF	63,627
Multifactor Healthcare ETF	65,298	Multifactor Utilities ETF	54,787

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2017 were equivalent to the following net annual effective rates of the funds' average daily net assets:

Fund	Annual effective rate	Fund	Annual effective rate
Multifactor Consumer Discretionary ETF	0.05%	Multifactor Industrials ETF	0.00%
Multifactor Consumer Staples ETF	0.00%	Multifactor Large Cap ETF	0.26%
Multifactor Developed International ETF	0.05%	Multifactor Materials ETF	0.00%
Multifactor Energy ETF	0.00%	Multifactor Mid Cap ETF	0.34%
Multifactor Financials ETF	0.18%	Multifactor Technology ETF	0.19%
Multifactor Healthcare ETF	0.07%	Multifactor Utilities ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2017 amounted to an annual rate of 0.02% of the funds' average daily net assets.

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Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Capital share transactions

The funds will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the funds or the Advisor owned the following percentage of shares outstanding on October 31, 2017:

Fund	% by Fund
Multifactor Consumer Discretionary ETF	73%
Multifactor Consumer Staples ETF	66%
Multifactor Developed International ETF	55%
Multifactor Energy ETF	89%
Multifactor Financials ETF	59%
Multifactor Healthcare ETF	55%
Multifactor Industrials ETF	80%
Multifactor Materials ETF	84%
Multifactor Technology ETF	60%
Multifactor Utilities ETF	82%

Such concentration of shareholders' capital could have a material effect on a fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, are aggregated below for the six months ended October 31, 2017. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2017:

	Purchases		Sales
Fund	In-kind transactions	Other Purchases	In-kind transactions	Other Sales
Multifactor Consumer Discretionary ETF	$4,171,238	$1,398,201	$1,225,441	$1,556,736
Multifactor Consumer Staples ETF	6,447,018	1,656,652	2,113,259	2,114,444
Multifactor Developed International ETF	22,839,755	3,494,103	5,300,789	4,055,750
Multifactor Energy ETF	12,245,925	1,854,011	1,190,130	1,847,964
Multifactor Financials ETF	6,616,681	1,530,780	1,580,657	1,566,724
Multifactor Healthcare ETF	9,131,849	1,362,655	4,709,894	2,637,010
Multifactor Industrials ETF	1,592,310	290,073	1,096,385	779,726
Multifactor Large Cap ETF	57,557,647	9,261,277	44,408,137	9,334,032
Multifactor Materials ETF	1,606,175	1,328,221	1,610,853	1,297,516
Multifactor Mid Cap ETF	80,868,140	10,840,239	9,195,146	10,641,553
Multifactor Technology ETF	13,216,788	2,368,622	6,653,599	3,357,529
Multifactor Utilities ETF	2,868,482	853,005	1,131,747	1,124,729

Note 8 — Investment by affiliated funds

Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At October 31, 2017, the following funds had an affiliate ownership of 5% or more of the funds' net assets:

Fund	Affiliated Fund	Affiliated Concentration
Multifactor Large Cap ETF	JHVIT Lifestyle Balanced MVP	24.5%
	JHVIT Lifestyle Growth MVP	30.6%
Multifactor Mid Cap ETF	JHVIT Lifestyle Balanced MVP	18.2%

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Fund	Affiliated Fund	Affiliated Concentration
	JHVIT Lifestyle Growth MVP	22.7%

Note 9 — Industry or sector risk

Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make a fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Exchange-Traded Fund Trust (the "Trust") of the Advisory Agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Advisor") and the Subadvisory Agreement (the "Subadvisory Agreement") with Dimensional Fund Advisors LP (the "Subadvisor") with respect to each of the portfolios of the Trust included in this report, with the exception of the John Hancock Multifactor Developed International ETF (the "Funds"). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds' distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted the relatively short performance history of each Fund. The Board reviewed Fund performance against each Fund's respective benchmark and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and the Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

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(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)	noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm's length;
(i)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the Trust's advisory fee structure and concluded that: (i) the Funds' fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and

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the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with the exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2016	Fees and expenses	Comments
Multifactor Consumer Discretionary ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period and since September 30, 2015.
Multifactor Consumer Staples ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the period since March 31, 2016. Lipper Category - The fund underperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index since March 31, 2016.
Multifactor Energy ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the period since March 31, 2016. Lipper Category - The fund underperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index since March 31, 2016.
Multifactor Financials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund underperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and since September 30, 2015.
Multifactor Health Care ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and the peer group for the one-year period and since September 30, 2015.
Multifactor Industrials ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the period since March 31, 2016. Lipper Category - The fund outperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group since March 31, 2016.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2016	Fees and expenses	Comments
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and underperformed for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-year period and since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and performed equal to the benchmark index for the period since September 30, 2015.

Lipper Category - The fund underperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period.

The Board took into account management's discussion of the fund's expenses.

Multifactor Materials ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the period since March 31, 2016. Lipper Category - The fund underperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index since March 31, 2016.
Multifactor Technology ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since September 30, 2015.

Lipper Category - The fund outperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and the peer group for the one-year period and since September 30, 2015.

Multifactor Utilities ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund underperformed for the period since March 31, 2016. Lipper Category - The fund underperformed the average for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       94

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

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Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

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Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments ■ 601 Congress Street ■ Boston, MA 02210
800-225-5291 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHAN-2017 1218-0026	ETFSA 10/17 12/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 19, 2017